UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

PNC Funds

(Exact name of registrant as specified in charter)

Two Hopkins Plaza

Baltimore, MD 21201

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 49.6%
Consumer Discretionary — 6.9%
Aaron’s*	4,060	$113
American Axle & Manufacturing Holdings*	13,450	153
BorgWarner*	1,860	154
Buckle#	1,260	57
Chipotle Mexican Grill*	370	144
Coinstar*	1,840	107
Dollar Tree*	1,410	125
Dorman Products*	1,900	86
Fossil*	1,450	177
Home Depot	5,520	263
Johnson Controls	1,600	52
Leggett & Platt	2,320	52
Limited Brands	6,440	300
Lowe’s	4,243	120
Macy’s	6,410	243
Madison Square Garden*	2,790	89
McDonald’s	3,410	339
O’Reilly Automotive*	2,090	181
Penn National Gaming*	1,960	83
Polaris Industries	2,880	190
PVH	2,050	174
Target	4,780	271
Time Warner Cable	1,311	104
Tractor Supply	1,340	115
Walt Disney	1,490	63
WMS Industries*	2,750	61
Wolverine World Wide	1,370	52
Wyndham Worldwide	5,700	251

		4,119

Consumer Staples — 5.5%
Boston Beer, Cl A*#	660	62
Campbell Soup	1,490	50
Coca-Cola	6,430	449
Coca-Cola Enterprises	7,380	213
Corn Products International	1,440	83
CVS Caremark	2,536	114
Energizer Holdings*	1,334	102
Estee Lauder, Cl A	3,700	217
General Mills	2,557	98
Hershey	3,600	218
J.M. Smucker	1,248	94
Kimberly-Clark	810	59
PepsiCo	3,545	223
Philip Morris International	6,660	556
Procter & Gamble	5,669	383
TreeHouse Foods*	1,580	91
Wal-Mart Stores	2,284	135
Whole Foods Market	1,940	157

		3,304

Energy — 4.9%
Apache	2,987	322
Atwood Oceanics*	1,810	86
Chevron	4,242	463
ConocoPhillips	4,560	349
Contango Oil & Gas*	1,890	120
Devon Energy	830	61
Enterprise Products Partners LP	1,780	92
ExxonMobil	7,480	647
Linn Energy LLC	1,620	62

	Number of Shares	Value (000)

National Oilwell Varco	3,190	$263
Noble Energy	1,260	123
Oil States International*	1,140	93
Swift Energy*	2,730	82
World Fuel Services	3,690	154

		2,917

Financials — 6.5%
Allstate	4,058	127
American Express	2,640	140
AmTrust Financial Services	7,240	196
Bank of America	8,160	65
Bank of the Ozarks	6,460	190
Chubb	3,547	241
Credit Acceptance*	580	56
CVB Financial	5,500	59
Discover Financial Services	4,496	135
First Niagara Financial Group	6,680	64
Goldman Sachs Group	330	38
Health Care REIT	2,360	128
Home Bancshares	3,030	76
JPMorgan Chase	10,696	420
Lincoln National	4,421	110
M&T Bank	790	64
MetLife	2,150	83
Northern Trust	2,129	95
Portfolio Recovery Associates*	1,850	129
Prosperity Bancshares	1,780	78
Prudential Financial	1,180	72
Public Storage REIT	1,020	137
RLI	1,420	99
Simon Property Group REIT	860	116
State Street	1,600	68
T. Rowe Price Group	740	46
Travelers	2,103	122
U.S. Bancorp	4,950	145
Ventas REIT	1,370	77
Virtus Investment Partners*	2,500	199
Wells Fargo	8,067	252
World Acceptance*	1,350	86

		3,913

Healthcare — 5.6%
Abbott Laboratories	2,190	124
Baxter International	2,290	133
Bio-Reference Labs*	3,900	79
Bristol-Myers Squibb	7,590	244
Catalyst Health Solutions*	1,620	101
Celgene*	2,460	180
Cooper Companies	1,880	149
Eli Lilly	1,560	61
Johnson & Johnson	7,322	477
Merck	12,884	492
MWI Veterinary Supply*	1,400	121
Neogen*	2,190	76
PAREXEL International*	4,430	108
Pfizer	20,435	431
ResMed*	4,770	140
St. Jude Medical	3,774	159
UnitedHealth Group	4,606	257

		3,332

See Notes to Schedules of Investments.
1

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — 6.3%
Actuant	3,350	$94
Babcock & Wilcox*	4,781	123
BE Aerospace*	3,620	166
Caterpillar	1,730	198
Colfax*	4,990	170
Cooper Industries PLC	990	61
Cummins	2,234	269
Danaher	1,445	76
Dover	2,820	180
Eaton	1,300	68
EnerSys*	4,460	150
Esterline Technologies*	1,740	113
General Dynamics	2,297	168
General Electric	10,070	192
Genesee & Wyoming, Cl A*	1,300	77
HEICO	1,760	96
ICF International*	3,430	89
Illinois Tool Works	1,912	106
Joy Global	1,860	162
KBR	6,570	239
Norfolk Southern	2,770	191
Oshkosh*	4,969	116
Regal-Beloit	1,500	101
Triumph Group	2,110	135
United Parcel Service, Cl B	690	53
United Technologies	4,000	335
Xylem	1,030	27

		3,755

Information Technology — 10.2%
Amphenol, Cl A	2,160	121
Apple*	1,797	975
Cisco Systems	19,012	378
Corning	3,340	44
eBay*	5,400	193
EMC*	9,120	253
Finisar*	3,140	64
Google, Cl A*	455	281
Hewlett-Packard	4,253	108
Informatica*	3,660	180
Intel	10,818	291
International Business Machines	2,860	563
Liquidity Services*	2,800	121
Mastercard, Cl A	281	118
Microsoft	28,024	889
Oracle	4,340	127
OSI Systems*	3,530	208
QUALCOMM	7,690	478
Red Hat*	4,070	201
Rofin-Sinar Technologies*	3,210	75
Tyler Technologies*	3,490	132
Visa, Cl A	1,400	163
Wright Express*	2,060	127

		6,090

Materials — 1.9%
Balchem	2,170	59
Celanese, Series A	3,245	154
CF Industries Holdings	1,180	220
E.I. du Pont de Nemours	1,710	87
Eastman Chemical	3,590	194

	Number of Shares	Value (000)

FMC	2,310	$229
Freeport-McMoRan Copper & Gold	1,230	52
International Paper	1,900	67
Sigma-Aldrich	551	40
Sonoco Products	1,895	62

		1,164

Telecommunication Services — 0.7%
AT&T	7,680	235
Verizon Communications	4,570	174

		409

Utilities — 1.1%
Consolidated Edison	1,080	63
Edison International	1,458	61
Exelon	3,638	142
NextEra Energy	2,095	125
NRG Energy*	1,831	31
NSTAR	1,500	70
OGE Energy	1,310	69
PG&E	1,005	42
Wisconsin Energy	2,750	94

		697

Total Common Stocks
(Cost $25,877)		29,700

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	13,500	21
Freddie Mac*	6,900	11
Total Preferred Stocks
(Cost $375)		32

FOREIGN COMMON STOCKS — 9.7%
Consumer Discretionary — 0.9%
Burberry Group PLC (United Kingdom)	2,450	55
China ZhengTong Auto Services Holdings (China)*	50,000	61
Compass Group PLC (United Kingdom)	7,207	72
Domino’s Pizza UK & IRL PLC (United Kingdom)	4,299	30
Gildan Activewear (Canada)	1,470	37
Intime Department Store Group (China)	36,357	45
LVMH Moet Hennessy Louis Vuitton SA (France)	444	75
New Oriental Education & Technology Group, ADR (China)*	1,263	34
Nokian Renkaat OYJ (Finland)	1,290	57
PDG Realty SA Empreendimentos e Participacoes (Brazil)	9,723	42
Trinity (Hong Kong)	32,000	25

		533

Consumer Staples — 0.8%
Anheuser-Busch InBev NV, ADR (Belgium)	1,041	70
Cia de Bebidas das Americas, ADR (Brazil)	1,050	42
Diageo PLC, ADR (United Kingdom)	438	42
Jeronimo Martins SGPS SA (Portugal)*	3,904	72
Koninklijke Ahold NV (Netherlands)	3,133	43
Nestle SA (Switzerland)	2,328	143
Reckitt Benckiser Group PLC (United Kingdom)	1,018	56

		468

See Notes to Schedules of Investments.
2

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — continued
Energy — 1.4%
Bankers Petroleum (Canada)*	5,561	$28
BG Group PLC (United Kingdom)	6,476	156
Enbridge (Canada)#	4,510	174
Mongolian Mining (Mongolia)*	23,803	22
Nabors Industries (Bermuda)*	3,438	75
Noble (Switzerland)	2,318	93
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	555	50
Transocean (Switzerland)	1,080	58
Tullow Oil PLC (United Kingdom)	3,046	72
Weatherford International (Switzerland)*	4,407	70

		798

Financials — 0.9%
Evergrande Real Estate Group (China)	100,331	63
FirstService (Canada)*	2,460	79
Hargreaves Lansdown PLC (United Kingdom)	5,518	38
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	6
Lazard, Cl A (Bermuda)	4,246	129
PartnerRe (Bermuda)	1,530	97
Ratos AB, Cl B (Sweden)	2,000	26
Standard Chartered PLC (United Kingdom)	2,706	70
Swiss Re AG (Switzerland)	725	43

		551

Healthcare — 1.8%
Abcam PLC (United Kingdom)	7,808	42
Coloplast A/S (Denmark)	150	25
Covidien PLC (Ireland)	4,430	231
Elekta AB (Sweden)	969	45
Genomma Lab Internacional SA de CV (Mexico)*	14,006	27
GlaxoSmithKline PLC, ADR (United Kingdom)	950	42
Hengan International Group (China)	2,892	26
Novo Nordisk A/S, ADR (Denmark)	718	101
Roche Holding AG (Switzerland)	300	52
Sanofi, ADR (France)	2,270	84
Shire PLC, ADR (Ireland)	2,215	232
Sonova Holding AG (Switzerland)	370	41
Teva Pharmaceutical Industries, ADR (Israel)	3,296	148

		1,096

Industrials — 1.0%
ABB, ADR (Switzerland)	3,308	68
FANUC (Japan)	704	128
Komatsu (Japan)	2,300	68
Metso OYJ (Finland)	837	40
Mitsubishi (Japan)	1,633	40
Nabtesco (Japan)	2,000	47
Rational AG (Germany)	136	33
SMC (Japan)	200	34
Weir Group PLC (United Kingdom)	2,161	72
Wirecard AG (Germany)	3,365	66

		596

Information Technology — 1.8%
AAC Technologies Holdings (China)	10,542	27
Accenture PLC, Cl A (Ireland)	775	46
Anritsu (Japan)	2,000	24
ARM Holdings PLC, ADR (United Kingdom)	3,817	104
ASOS PLC (United Kingdom)*	2,090	61

	Number of Shares	Value (000)

Axis Communications AB (Sweden)	2,297	$65
Canon, ADR (Japan)	488	22
Check Point Software Technologies (Israel)*	1,121	65
Dassault Systemes SA (France)	550	45
GCL-Poly Energy Holdings (Hong Kong)	156,756	54
Gree (Japan)	2,650	83
Hexagon AB, Cl B (Sweden)	2,400	48
NetQin Mobile, ADR (China)*#	7,772	57
Open Text (Canada)*	1,750	107
Opera Software ASA (Norway)	4,061	26
SAP AG, ADR (Germany)#	1,682	114
Start Today (Japan)	1,200	22
Tencent Holdings (China)	3,791	98
Velti PLC (Ireland)*	2,491	25

		1,093

Materials — 0.8%
Antofagasta PLC (United Kingdom)	3,208	68
China Resources Cement Holdings (Hong Kong)	65,518	55
Eldorado Gold (Canada)	2,821	43
Fortescue Metals Group (Australia)	3,631	21
Kuraray (Japan)	5,081	73
Rio Tinto PLC, ADR (United Kingdom)#	1,855	106
Syngenta AG, ADR (Switzerland)	1,578	103

		469

Telecommunication Services — 0.2%
Millicom International Cellular SA (Luxembourg)#	250	28
Telenor ASA (Norway)	2,948	54
Vodafone Group PLC, ADR (United Kingdom)	2,010	55

		137

Utilities — 0.1%
Red Electrica SA (Spain)	1,139	57
Total Foreign Common Stocks
(Cost $5,300)		5,798

EXCHANGE TRADED FUNDS — 8.9%
iShares MSCI EAFE Value Index#	52,958	2,492
iShares MSCI Emerging Markets Index Fund	41,611	1,844
SPDR S&P 500 ETF Trust	7,300	999
Total Exchange Traded Funds
(Cost $6,338)		5,335

See Notes to Schedules of Investments.
3

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 2.4%
Automotive — 1.2%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$215	$219
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	170	175
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	295	301

		695

Credit Cards — 0.5%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	145	148
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	185	186

		334

Utilities — 0.7%
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	335	397
Total Asset Backed Securities
(Cost $1,345)		1,426

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	340	355
Total Collateralized Mortgage Obligations
(Cost $342)		355

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
CS First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	59	59
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	545	606

Total Commercial Mortgage-Backed Securities
(Cost $598)		665

CORPORATE BONDS — 12.3%
Aerospace — 0.1%
BE Aerospace
8.500%, 07/01/18	50	56

Airlines — 0.1%
Delta Air Lines
9.500%, 09/15/14 144A	50	54

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	40	43

	Par (000)	Value (000)

Cable — 0.8%
AMC Networks
7.750%, 07/15/21 144A	$25	$28
Belo
8.000%, 11/15/16	50	56
Comcast
5.700%, 05/15/18	70	83
DIRECTV Holdings LLC
4.600%, 02/15/21	85	92
DISH DBS
7.750%, 05/31/15	50	56
Historic TW
6.625%, 05/15/29	65	79
News America
8.450%, 08/01/34	25	32
6.650%, 11/15/37	45	55

		481

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	57

Consumer Non-Cyclical — 0.1%
Interface
7.625%, 12/01/18	50	55

Consumer Services — 0.2%
MGM Resorts International
11.125%, 11/15/17	40	46
Royal Caribbean Cruises
11.875%, 07/15/15	27	33
7.500%, 10/15/27	26	26

		105

Energy — 1.4%
Anadarko Petroleum
8.700%, 03/15/19	50	67
Bill Barrett
7.625%, 10/01/19	35	37
Chesapeake Energy
6.500%, 08/15/17	40	42
Copano Energy LLC
7.750%, 06/01/18	30	32
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	45
Encore Acquisition
9.500%, 05/01/16	20	22
EQT
8.125%, 06/01/19	45	53
Hess
5.600%, 02/15/41	45	52
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	75	89
Nexen
5.875%, 03/10/35	85	92
ONEOK Partners LP
6.125%, 02/01/41	30	35
Petrobras International Finance
3.875%, 01/27/16	70	73
Samson Investment
9.750%, 02/15/20 144A	25	26
Tesoro
9.750%, 06/01/19	35	40

See Notes to Schedules of Investments.
4

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Transocean
6.375%, 12/15/21	$40	$47
Weatherford International
5.125%, 09/15/20	70	77
Williams Partners LP
4.125%, 11/15/20	45	47

		876

Financials — 3.2%
American Express
7.000%, 03/19/18	40	49
Ameriprise Financial
7.300%, 06/28/19	40	49
Bank of America
5.750%, 12/01/17	165	173
Barclays Bank PLC
6.750%, 05/22/19	125	143
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	100	98
Capital One Financial
6.750%, 09/15/17	90	105
Citigroup
6.010%, 01/15/15	50	54
4.875%, 05/07/15	75	78
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	25	26
Credit Suisse
5.400%, 01/14/20	70	70
First Niagara Financial Group
6.750%, 03/19/20	80	87
General Electric Capital
5.500%, 01/08/20	35	40
General Electric Capital (MTN)
5.625%, 09/15/17	60	69
Goldman Sachs Group
5.950%, 01/18/18	130	140
International Lease Finance
6.500%, 09/01/14 144A	50	53
JPMorgan Chase
6.125%, 06/27/17	150	169
6.000%, 01/15/18	35	41
Mellon Funding
5.500%, 11/15/18	165	190
Merrill Lynch (MTN)
6.875%, 04/25/18	20	22
Morgan Stanley
4.000%, 07/24/15	125	125
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	97
Wachovia Capital Trust III
5.570%, 03/29/49(C)	60	55

		1,933

Food, Beverage & Tobacco — 0.3%
Constellation Brands
8.375%, 12/15/14	50	57
Del Monte
7.625%, 02/15/19	35	35
TreeHouse Foods
7.750%, 03/01/18	65	71

		163

	Par (000)	Value (000)

Healthcare — 0.3%
HCA
8.500%, 04/15/19	$65	$73
Life Technologies
5.000%, 01/15/21	40	43
Mylan
7.875%, 07/15/20 144A	50	56

		172

Industrials — 0.8%
Amphenol
4.000%, 02/01/22	5	5
CRH America
4.125%, 01/15/16	75	76
Huntington Ingalls Industries
6.875%, 03/15/18	50	53
Iron Mountain
8.750%, 07/15/18	40	42
L-3 Communications
4.950%, 02/15/21	70	73
Masco
7.125%, 03/15/20	45	48
Owens-Illinois
7.800%, 05/15/18	50	57
Pulte Group
6.375%, 05/15/33	50	39
Republic Services
5.700%, 05/15/41	40	47
Valmont Industries
6.625%, 04/20/20	40	47

		487

Insurance — 0.7%
AON
3.500%, 09/30/15	65	68
Hartford Financial Services Group
6.300%, 03/15/18	70	75
MetLife
7.717%, 02/15/19	30	38
6.400%, 12/15/36	65	64
Principal Financial Group
8.875%, 05/15/19	30	39
Prudential Financial
7.375%, 06/15/19	80	99
Reinsurance Group of America
6.450%, 11/15/19	45	51

		434

Materials — 0.8%
Alcoa
5.400%, 04/15/21	45	47
ArcelorMittal
9.850%, 06/01/19	60	73
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	65	64
Georgia-Pacific LLC
5.400%, 11/01/20 144A	50	56
International Paper
7.500%, 08/15/21	70	90

See Notes to Schedules of Investments.
5

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

CORPORATE BONDS — continued
Materials — continued
MeadWestvaco
7.375%, 09/01/19	$50	$59
Peabody Energy
7.875%, 11/01/26	40	43

		486

Real Estate Investment Trusts — 0.8%
CommonWealth REIT
5.875%, 09/15/20	70	72
Digital Realty Trust LP
4.500%, 07/15/15	100	104
Health Care REIT
5.250%, 01/15/22	90	95
ProLogis LP
4.500%, 08/15/17	15	15
6.625%, 12/01/19	75	84
Realty Income
6.750%, 08/15/19	50	59
WEA Finance LLC
4.625%, 05/10/21 144A	35	37

		466

Retail — 0.3%
Kroger
6.400%, 08/15/17	55	67
Limited Brands
8.500%, 06/15/19	50	60
Wal-Mart Stores
5.250%, 09/01/35	30	35

		162

Technology — 0.5%
Hewlett-Packard
3.000%, 09/15/16	25	26
KLA-Tencor
6.900%, 05/01/18	100	120
Mantech International
7.250%, 04/15/18	50	52
Seagate HDD Cayman
7.750%, 12/15/18	50	56
Xerox
6.400%, 03/15/16	40	46

		300

Telecommunications — 0.5%
AT&T
6.300%, 01/15/38	65	80
GTE
6.940%, 04/15/28	95	118
Telefonica Emisiones SAU
3.992%, 02/16/16	100	101

		299

Transportation — 0.2%
Burlington Northern Santa Fe
5.750%, 03/15/18	5	6
Florida East Coast Railway
8.125%, 02/01/17	25	25
PHI
8.625%, 10/15/18	40	41

	Par (000)	Value (000)

Ryder System (MTN)
3.150%, 03/02/15	$75	$78

		150

Utilities — 1.0%
Bruce Mansfield Unit
6.850%, 06/01/34	97	104
Calpine
7.500%, 02/15/21 144A	40	43
Dominion Resources
6.400%, 06/15/18	65	81
Exelon Generation LLC
5.750%, 10/01/41	60	69
Midamerican Energy Holdings
6.125%, 04/01/36	55	68
NRG Energy
7.375%, 01/15/17	50	52
Progress Energy
7.050%, 03/15/19	35	44
Puget Energy
6.000%, 09/01/21	50	53
Toledo Edison
7.250%, 05/01/20	60	75

		589

Total Corporate Bonds
(Cost $6,871)		7,368

MUNICIPAL BOND — 0.1%
Ohio — 0.1%
Ohio State University General Receipts (RB)
4.910%, 06/01/40	35	40

Total Municipal Bond
(Cost $34)		40

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.3%
Federal National Mortgage Association — 7.1%
7.000%, 06/01/31	5	6
7.000%, 10/01/33	6	7
6.000%, 09/01/36	287	318
5.500%, 02/01/32	39	42
5.500%, 07/01/33	10	11
5.500%, 12/01/33	130	142
5.500%, 05/01/35	78	85
5.500%, 12/01/36	166	182
5.500%, 08/01/38	319	348
5.000%, 07/01/20	18	20
5.000%, 09/01/33	21	22
5.000%, 08/01/35	20	21
5.000%, 12/01/35	187	202
5.000%, 08/01/40	368	397
4.500%, 10/01/20	181	195
4.500%, 03/01/21	145	156
4.500%, 06/01/40	562	608
4.500%, 01/01/41	559	601
4.000%, 03/01/26	98	105
4.000%, 01/01/41	237	252
4.000%, 02/01/41	276	291
3.500%, 03/01/41	241	249

		4,260

See Notes to Schedules of Investments.
6

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Government National Mortgage Association — 1.2%
6.500%, 09/15/28	$6	$7
6.500%, 07/15/32	12	14
6.000%, 08/15/32	7	7
5.000%, 06/15/39	226	252
4.500%, 08/15/39	228	249
4.000%, 09/15/41	168	181

		710

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $4,683)		4,970

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bond — 1.0%
4.500%, 02/15/36	500	634

U.S. Treasury Notes — 2.5%
3.000%, 09/30/16	40	44
2.625%, 08/15/20	215	231
2.000%, 02/15/22	15	15
1.750%, 08/15/12	880	886
1.375%, 01/15/13	130	131
1.375%, 05/15/13	75	76
1.250%, 10/31/15	65	67
1.250%, 01/31/19	40	40

		1,490

Total U.S. Treasury Obligations
(Cost $2,105)		2,124

AFFILIATED MONEY MARKET FUND — 4.5%
PNC Advantage Institutional Money Market Fund, Institutional Class† (D)	2,673,749	2,674

Total Affiliated Money Market Fund
(Cost $2,674)		2,674
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 101.1%
(Cost $56,543)		60,487

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.7%
Affiliated Money Market Fund — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Class†	2,231,060	2,231
Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,231)‡		2,231

TOTAL INVESTMENTS — 104.8%
(Cost $58,774)**		62,718
Other Assets & Liabilities – (4.8)%		(2,889)

TOTAL NET ASSETS — 100.0%		$59,829

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $59,136.

Gross unrealized appreciation (000)	$6,409
Gross unrealized depreciation (000)	(2,827)

Net unrealized appreciation (000)	$3,582

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 381 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $6 (000) and represents 0.0% of net assets as of February 29, 2012.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
(D)

All or a portion of the security was held as collateral for open futures contracts. 144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $450 (000) and represents 0.8% of net assets as of February 29, 2012.

    Please see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index	1	$186	03/19/12	$37
FTSE 100 Index	2	83	03/19/12	83

		$269		$120

Cash	in the amount of $23,365 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets	in the amount of $295,306 have been segregated by the Fund.

See Notes to Schedules of Investments.
7

P N C B a l a n c e d A l l o c a t i o n F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 2,674	$ –	$ –	$ 2,674
Asset-Backed Securities	–	1,426	–	1,426
Collateralized Mortgage Obligation	–	355	–	355
Commercial Mortgage-Backed Securities	–	665	–	665
Corporate Bonds	–	7,368	–	7,368
Domestic Common Stocks	29,700		–	29,700
Exchange Traded Funds	5,335	–	–	5,335
Foreign Common Stocks	2,876	2,916	6	5,798
Municipal Bond	–	40	–	40
Preferred Stocks	32	–	–	32
Short Term Investments Purchased With Collateral From Securities Loaned	2,231	–	–	2,231
U.S. Government Agency Mortgage-Backed Obligations	–	4,970	–	4,970
U.S. Treasury Obligations	–	2,124	–	2,124

Total Assets – Investments in Securities	$42,848	$19,864	$ 6	$62,718

Other Financial Instruments
Futures Contracts	$ 120	$ –	$ –	$ 120

Total Assets – Other Financial Instruments	$ 120	$ –	$ –	$ 120

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock
Balance, 05/31/11	$ 24
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(18)
Purchases	–
Sales	–
Transfers in and/or out of Level 3	–
Paydowns

Balance, 02/29/12	$ 6

See Notes to Schedules of Investments.
8

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

FOREIGN COMMON STOCKS — 88.9%
Consumer Discretionary — 7.7%
Adidas AG (Germany)	8,262	$649
Burberry Group PLC (United Kingdom)	61,550	1,380
China ZhengTong Auto Services Holdings (China)*#	1,354,000	1,657
Christian Dior SA (France)	25,000	3,864
Compass Group PLC (United Kingdom)	207,073	2,070
Daimler AG (Germany)	2,576	156
Domino’s Pizza UK & IRL PLC (United Kingdom)	113,439	799
Duni AB (Sweden)	305,700	2,897
Fast Retailing (Japan)	1,400	291
Hutchison Whampoa (Hong Kong)	69,765	690
Hyundai Motor (South Korea)	1,474	284
Intime Department Store Group (China)	1,138,587	1,411
LVMH Moet Hennessy Louis Vuitton SA (France)	16,492	2,761
New Oriental Education & Technology Group, ADR (China)*	39,481	1,047
Nissan Motor (Japan)	15,800	163
Nokian Renkaat OYJ (Finland)	37,302	1,656
PDG Realty SA Empreendimentos e Participacoes (Brazil)	325,074	1,406
Suzuki Motor (Japan)	48,800	1,162
Toyota Motor (Japan)	24,000	998
Trinity (Hong Kong)	1,052,000	827
WPP PLC (Ireland)	60,563	772

		26,940

Consumer Staples — 9.0%
Anheuser-Busch InBev NV (Belgium)	2,866	193
Anheuser-Busch InBev NV, ADR (Belgium)	30,246	2,034
Asahi Group Holdings (Japan)	153,600	3,365
Cia de Bebidas das Americas, ADR (Brazil)	33,050	1,322
Diageo PLC (United Kingdom)	58,417	1,395
Diageo PLC, ADR (United Kingdom)	14,226	1,359
Greencore Group PLC (United Kingdom)	3,075,174	3,425
Jeronimo Martins SGPS SA (Portugal)*	109,599	2,018
Koninklijke Ahold NV (Netherlands)	89,832	1,240
Meiji Holdings (Japan)	69,334	2,942
Nestle SA (Switzerland)	86,678	5,299
Nichirei (Japan)	658,000	3,112
Reckitt Benckiser Group PLC (United Kingdom)	45,376	2,508
Unicharm (Japan)	17,500	904
Unilever NV (Netherlands)	19,788	658

		31,774

Energy — 5.6%
Bankers Petroleum (Canada)*	180,641	891
BG Group PLC (United Kingdom)	235,301	5,679
Canadian Natural Resources (Canada)	6,073	225
Cenovus Energy (Canada)	3,507	136
ENI SpA (Italy)	11,544	266
Etablissements Maurel et Prom (France)	123,900	2,350
Mongolian Mining (Mongolia)*	776,197	715
Petroleo Brasileiro SA, ADR (Brazil)	16,144	460
Royal Dutch Shell PLC, Cl A (Netherlands)	43,152	1,570
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	15,360	1,390
Suncor Energy (Canada)	28,981	1,043
Thai Oil PCL (Thailand)	1,059,850	2,661
Total SA (France)	9,284	519

	Number of Shares	Value (000)

Tullow Oil PLC (United Kingdom)	79,152	$1,858

		19,763

Financials — 11.2%
AIA Group (Hong Kong)	262,463	991
Anglo Irish Bank PLC (Ireland) (A) (B) (C)	435,474	–
AXA SA (France)	37,372	601
Banco Santander SA (Spain)	1,721	14
Bank of China (China)	690,714	300
Bank of Yokohama (Japan)	112,993	546
Barclays PLC (United Kingdom)	400	2
BNP Paribas SA (France)	16,796	817
Credit Suisse Group AG (Switzerland)	16,095	432
Daito Trust Construction (Japan)	2,800	247
Deutsche Boerse AG (Germany)	5,361	356
DNB ASA (Norway)	270,244	3,469
Evergrande Real Estate Group (China)	3,221,669	2,030
Hannover Rueckversicherung AG (Germany)	65,500	3,635
Hargreaves Lansdown PLC (United Kingdom)	147,091	1,001
HSBC Holdings PLC (United Kingdom)	186,162	1,649
ICICI Bank, ADR (India)	4,481	163
ING Groep NV (Netherlands)*	60,753	535
Investor AB, Cl B (Sweden)	127,645	2,843
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	57
Itau Unibanco Holding SA (Brazil)	4,771	102
Lloyds Banking Group PLC (United Kingdom)*	881,273	491
Muenchener Rueckversicherungs AG (Germany)	20,700	3,018
Prudential PLC (United Kingdom)	115,752	1,313
Ratos AB, Cl B (Sweden)	54,800	710
Sony Financial Holdings (Japan)	35,900	653
Standard Chartered PLC (United Kingdom)	128,563	3,307
State Bank of India, GDR (India)	19,400	1,779
Sumitomo Realty & Development (Japan)	28,000	656
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	4,036
Swiss Re AG (Switzerland)	23,500	1,396
United Overseas Bank (Singapore)	57,054	820
Wharf Holdings (Hong Kong)	94,461	590
Zurich Financial Services AG (Switzerland)	2,492	628

		39,187

Healthcare — 7.8%
Abcam PLC (United Kingdom)	193,454	1,043
Cie Generale d’Optique Essilor International SA (France)	13,454	1,071
Coloplast A/S (Denmark)	6,500	1,068
Elekta AB (Sweden)	30,964	1,452
Fresenius SE & Co KGaA (Germany)	10,833	1,120
Genomma Lab Internacional SAB de CV (Mexico)*	395,232	751
GlaxoSmithKline PLC, ADR (United Kingdom)	32,200	1,427
Hengan International Group (China)	93,115	842
Luxottica Group SpA (Italy)	6,875	246
Novartis AG (Switzerland)	67,801	3,696
Novo Nordisk A/S, ADR (Denmark)	23,867	3,349
Roche Holding AG (Switzerland)	11,509	2,003
Shire PLC, ADR (Ireland)	24,386	2,552
Sonova Holding AG (Switzerland)	12,000	1,341
Teva Pharmaceutical Industries, ADR (Israel)	108,438	4,859
Transgene SA (France)*	48,205	640

		27,460

See Notes to Schedules of Investments.
9

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

Industrials — 15.7%
ABB, ADR (Switzerland)#	81,771	$1,675
Aggreko PLC (United Kingdom)	17,664	621
Alfa Laval AB (Sweden)	17,099	351
Barratt Developments PLC (United Kingdom)*	2,319,446	5,427
BBA Aviation PLC (United Kingdom)	290,796	935
Bellway PLC (United Kingdom)	288,027	3,729
Brambles (Australia)	96,086	744
Capita PLC (United Kingdom)	50,755	618
European Aeronautic Defence and Space NV (Netherlands)	10,882	394
FANUC (Japan)	25,435	4,624
G4S PLC (Copenhagen Exchange) (United Kingdom)	14,961	69
G4S PLC (London Exchange) (United Kingdom)	48,462	222
Komatsu (Japan)	59,500	1,771
Kone OYJ, Cl B (Finland)	56,900	3,380
Konecranes OYJ (Finland)	86,782	2,748
Larsen & Toubro, GDR (India)	5,592	150
Metso OYJ (Finland)	23,080	1,098
Mitsubishi (Japan)	74,945	1,842
Mitsubishi Heavy Industries (Japan)	70,000	330
Nabtesco (Japan)	58,200	1,357
Persimmon PLC (United Kingdom)	431,857	4,640
Rational AG (Germany)	3,768	907
Safran SA (France)	31,646	1,058
Schneider Electric SA (France)	3,533	239
Siemens AG (Germany)	8,388	836
SMC (Japan)	9,100	1,552
Taylor Wimpey PLC (United Kingdom)*	4,964,765	3,910
Trevi Finanziaria SpA (Italy)	205,805	1,422
Vallourec SA (France)	11,822	830
Vinci SA (France)	11,463	595
Weir Group PLC (United Kingdom)	67,028	2,243
Wirecard AG (Germany)	102,301	2,018
YIT OYJ (Finland)	129,899	2,864

		55,199

Information Technology — 13.2%
AAC Technologies Holdings (China)	343,458	878
Accenture PLC, Cl A (Ireland)	25,300	1,506
Anritsu (Japan)	81,000	979
ARM Holdings PLC, ADR (United Kingdom)	121,874	3,312
ASOS PLC (United Kingdom)*	66,778	1,946
Axis Communications AB (Sweden)	74,866	2,115
Baidu, ADR (China)*	6,299	861
Canon, ADR (Japan)	16,509	748
Cap Gemini SA (France)	12,945	568
Check Point Software Technologies (Israel)*	36,109	2,100
Dassault Systemes SA (France)	14,450	1,196
GCL-Poly Energy Holdings (Hong Kong)#	4,121,568	1,408
Gree (Japan)	87,430	2,734
Hexagon AB, Cl B (Sweden)	98,547	1,983
Infosys, ADR (India)#	45,390	2,618
Koninklijke Philips Electronics NV (Netherlands)	10,655	223
NetQin Mobile, ADR (China)*#	253,120	1,858
Opera Software ASA (Norway)#	126,711	805
Samsung Electronics (South Korea)	5,291	5,690
SAP AG (Germany)	17,757	1,199
SAP AG, ADR (Germany)#	45,700	3,090
Start Today (Japan)	41,000	744
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	122,581	1,780

	Number of Shares	Value (000)

Tencent Holdings (China)	111,368	$2,884
Velti PLC (Ireland)*	71,909	713
Wincor Nixdorf AG (Germany)	46,360	2,521

		46,459

Materials — 14.3%
Antofagasta PLC (United Kingdom)	83,996	1,774
BASF SE (Germany)	37,800	3,319
Bayer AG (Germany)	8,854	655
BHP Billiton PLC (United Kingdom)#	39,857	1,289
BHP Billiton, ADR (Australia)	36,700	2,819
China Resources Cement Holdings (Hong Kong)	1,974,661	1,652
CRH PLC (Ireland)	102,175	2,182
Daikin Industries (Japan)	20,100	599
Eldorado Gold (Canada)	85,108	1,303
Fortescue Metals Group (Australia)	120,651	713
Imerys SA (France)	26,535	1,600
Kinross Gold (Canada)	21,243	235
Kuraray (Japan)	141,771	2,050
Linde AG (Germany)	8,955	1,489
Lynas (Australia)*#	414,445	536
Methanex (Canada)	108,200	3,392
Potash of Saskatchewan (Canada)	17,794	828
Rio Tinto PLC (United Kingdom)	21,002	1,191
Rio Tinto PLC, ADR (United Kingdom)#	51,630	2,939
Sasol (South Africa)	74,150	3,940
Showa Denko KK (Japan)	1,579,000	3,601
Smurfit Kappa Group PLC (Ireland)*	292,700	2,972
Solvay SA (Belgium)	18,950	2,328
Symrise AG (Germany)	105,130	3,067
Syngenta AG (Switzerland)	3,078	1,005
Syngenta AG, ADR (Switzerland)	39,258	2,565
Vale SA, ADR (Brazil)	13,230	325

		50,368

Telecommunication Services — 3.1%
America Movil SAB de CV, ADR (Mexico)	15,351	368
Deutsche Telekom AG (Germany)	197,200	2,294
France Telecom SA (France)	14,280	218
KDDI (Japan)	419	2,660
Millicom International Cellular SA (Luxembourg)#	9,000	1,003
Softbank (Japan)	23,100	689
Telefonaktiebolaget LM Ericsson (Sweden)	41,607	417
Telefonica SA (Spain)	24,065	410
Telenor ASA (Norway)	81,800	1,509
Vodafone Group PLC (United Kingdom)	486,081	1,309

		10,877

Utilities — 1.3%
Guangdong Investment (Hong Kong)	2,581,000	1,693
National Grid PLC (United Kingdom)	112,581	1,147
Red Electrica SA (Spain)	31,620	1,594
Veolia Environnement (France)	4,278	52

		4,486
Total Foreign Common Stocks
(Cost $311,514)		312,513

See Notes to Schedules of Investments.
10

	Number of Shares	Value (000)

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.3%
Volkswagen AG	5,789	$1,081
Total Preferred Stock
(Cost $682)		1,081

EXCHANGE TRADED FUND — 0.7%
iShares MSCI EAFE Index Fund	45,757	2,503
Total Exchange Traded Fund
(Cost $2,427)		2,503

AFFILIATED MONEY MARKET FUND — 9.0%
PNC Advantage Institutional Money Market Fund, Institutional Class† (D)	31,372,311	31,372
Total Affiliated Money Market Fund
(Cost $31,372)		31,372
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 98.9%
(Cost $345,995)		347,469

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 3.9%
Affiliated Money Market Fund — 3.9%
PNC Advantage Institutional Money Market Fund, Institutional Class†	13,727,070	13,727
Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $13,727)		13,727

TOTAL INVESTMENTS — 102.8%
(Cost $359,722)**		361,196
Other Assets & Liabilities – (2.8)%		(9,671)
TOTAL NET ASSETS — 100.0%		$351,525

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $361,258.

Gross unrealized appreciation (000)	$37,830
Gross unrealized depreciation (000)	(37,892)

Net unrealized depreciation (000)	$(62)

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 15,320 (000).
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $57 (000) and represents 0.0% of net assets as of February 29, 2012.
(D)	All or a portion of the security was held as collateral for open futures contracts.

Please	see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
DAX Index	29	$5,387	03/19/12	$1,079
FTSE 100 Index	10	827	03/19/12	81

		$6,214		$1,160

Cash	in the amount of $563,235 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets	in the amount of $6,835,429 have been segregated by the Fund.

See Notes to Schedules of Investments.
11

P N C I n t e r n a t i o n a l E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 31,372	$ –	$ –	$ 31,372
Exchange Traded Fund	2,503	–	–	2,503
Foreign Common Stocks	64,297	248,159	57	312,513
Preferred Stock	–	1,081	–	1,081
Short Term Investments Purchased With Collateral From Securities Loaned	13,727		–	13,727

Total Assets – Investments in Securities	$111,899	$249,240	$57	$361,196

Other Financial Instruments

Futures Contracts	$1,160	$ –	$ –	$ 1,160

Total Assets – Other Financial Instruments	$ 1,160	$ –	$ –	$ 1,160

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Foreign Common Stock

Balance, 05/31/11	$ 213
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	(156)
Purchases	–
Sales	–
Transfers in and/or out of Level 3	–

Balance, 02/29/12	$57

See Notes to Schedules of Investments.
12

At February 29, 2012, country diversification of the Fund was as follows:

	% of Net	Value
Country Diversification	Assets	(000)
Foreign Common Stocks, Rights and Equity Certificates

United Kingdom	19.5%	$68,082

Japan	11.8	41,320

Germany	8.9	31,408

Switzerland	5.7	20,040

France	5.4	18,980

Sweden	4.8	16,804

China	3.9	13,768

Finland	3.3	11,746

Ireland	3.0	10,696

Canada	2.3	8,054

Hong Kong	2.2	7,851

Israel	2.0	6,959

South Korea	1.7	5,974

Norway	1.6	5,783

Australia	1.4	4,812

India	1.3	4,711

Netherlands	1.3	4,621

Belgium	1.3	4,555

Denmark	1.3	4,417

South Africa	1.1	3,940

Brazil	1.0	3,616

Thailand	0.8	2,661

Spain	0.6	2,018

Portugal	0.6	2,018

Italy	0.5	1,933

Taiwan	0.5	1,780

Austria	0.4	1,390

Mexico	0.3	1,118

Luxembourg	0.3	1,004

Singapore	0.2	820

Mongolia	0.2	715

Total Foreign Common Stocks, Rights and Equity Certificates	89.2	313,594

Exchange Traded Fund	0.7	2,503

Affiliated Money Market Fund	9.0	31,372

Total Investments Before Collateral for Loaned Securities	98.9	347,469

Short Term Investments Held as Collateral for Loaned Securities	3.9	13,727

Total Investments	102.8	361,196

Other Assets and Liabilities	(2.8)	(9,671)

Net Assets	100.0%	$351,525

See Notes to Schedules of Investments.
13

P N C L a r g e C a p C o r e E q u i t y F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 29 , 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 98.3%
Consumer Discretionary — 12.6%
BorgWarner*	3,120	$259
Comcast, Cl A	11,210	329
Dollar Tree*	4,322	383
Home Depot	6,730	320
Limited Brands	6,220	289
Macy’s	10,720	407
Mattel	9,930	322
McDonald’s	2,940	292

		2,601

Consumer Staples — 10.6%
Coca-Cola	5,510	385
Estee Lauder, Cl A	5,880	344
Hershey	5,760	350
Kraft Foods, Cl A	5,970	227
Procter & Gamble	4,304	291
Wal-Mart Stores	4,864	287
Whole Foods Market	3,640	294

		2,178

Energy — 10.8%
Chevron	5,740	626
ConocoPhillips	3,270	250
ExxonMobil	8,377	725
National Oilwell Varco	5,060	418
Noble Energy	2,020	197

		2,216

Financials — 13.0%
American Express	5,313	281
Ameriprise Financial	5,235	292
Bank of America	12,875	103
Chubb	4,271	290
Citigroup	5,680	189
Equity Residential REIT	3,360	191
JPMorgan Chase	10,500	412
Moody’s	5,630	218
T. Rowe Price Group	4,260	262
Wells Fargo	13,642	427

		2,665

Healthcare — 12.3%
Allergan	3,630	325
AmerisourceBergen	5,934	222
Bristol-Myers Squibb	6,580	212
Covidien PLC (Ireland)	6,058	316
Johnson & Johnson	6,969	453
Merck	4,031	154
Pfizer	17,491	369
Shire PLC, ADR	1,821	191
UnitedHealth Group	5,190	289

		2,531

Industrials — 9.7%
Caterpillar	2,770	316
Cummins	2,429	293
Dover	4,650	298
General Electric	14,184	270
Joy Global	2,360	205
Union Pacific	2,885	318

	Number of Shares	Value (000)

United Technologies	3,470	$291

		1,991

Information Technology — 20.3%
Apple*	1,864	1,011
Cisco Systems	17,600	350
eBay*	5,900	211
EMC*	13,523	374
Google, Cl A*	569	352
Intel	12,483	336
International Business Machines	2,046	402
Microsoft	15,430	490
Oracle	7,043	206
QUALCOMM	7,300	454

		4,186

Materials — 3.4%
Celanese, Series A	4,915	234
Eastman Chemical	4,380	237
FMC	2,360	234

		705

Telecommunication Services — 2.2%
AT&T	6,746	206
Vodafone Group PLC, ADR (United Kingdom)	8,770	238

		444

Utilities — 3.4%
Northeast Utilities	5,350	192
OGE Energy	3,610	189
Wisconsin Energy	9,380	320

		701
Total Common Stocks (Cost $17,084)		20,218

EXCHANGE TRADED FUND — 1.0%
SPDR S&P 500 ETF Trust	1,500	206

Total Exchange Traded Fund (Cost $201)		206

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Class†	262,008	262
Total Affiliated Money Market Fund (Cost $262)		262
TOTAL INVESTMENTS — 100.6% (Cost $17,547)**		20,686
Other Assets & Liabilities – (0.6)%		(114)
TOTAL NET ASSETS — 100.0%		$20,572

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 17,600.

Gross unrealized appreciation (000)	$3,291
Gross unrealized depreciation (000)	(205)

Net unrealized appreciation (000)	$3,086

† See Note 2 in Notes to Schedules of Investments

Please see Investment Abbreviations and Definitions on page 107.

See Notes to Schedules of Investments.
14

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 262	$–	$–	$ 262
Common Stocks	20,218	–	–	20,218
Exchange Traded Fund	206	–	–	206

Total Assets – Investments in Securities	$20,686	$–	$–	$20,686

See Notes to Schedules of Investments.
15

P N C L a r g e C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 98.0%
Consumer Discretionary — 16.1%
BorgWarner*	10,790	$894
Chipotle Mexican Grill*	2,110	823
Dollar Tree*	8,060	713
Fossil*	8,200	1,000
Home Depot	21,720	1,033
Limited Brands	22,750	1,059
Macy’s	36,040	1,369
McDonald’s	15,202	1,509
O’Reilly Automotive*	11,970	1,036
Polaris Industries	16,290	1,076
PVH	11,670	992
Wyndham Worldwide	23,820	1,048

		12,552

Consumer Staples — 12.3%
Coca-Cola	30,736	2,147
Coca-Cola Enterprises	42,130	1,217
Estee Lauder, Cl A	21,150	1,238
Hershey	21,330	1,295
Philip Morris International	32,792	2,739
Whole Foods Market	11,110	897

		9,533

Energy — 9.4%
ConocoPhillips	15,870	1,215
Enbridge (Canada)	25,750	994
ExxonMobil	38,266	3,310
National Oilwell Varco	13,560	1,119
Noble Energy	7,200	703

		7,341

Financials — 2.9%
American Express	14,700	777
Public Storage REIT	5,980	802
Simon Property Group REIT	4,890	663

		2,242

Healthcare — 10.8%
Abbott Laboratories	12,480	707
Baxter International	13,090	761
Bristol-Myers Squibb	19,990	643
Celgene*	14,079	1,032
Cooper Companies	10,780	857
Covidien PLC (Ireland)	25,340	1,324
Johnson & Johnson	10,630	692
ResMed*	27,340	801
Shire PLC, ADR (Ireland)	7,450	780
UnitedHealth Group	14,360	801

		8,398

Industrials — 10.7%
Caterpillar	9,890	1,130
Cummins	9,467	1,141
Dover	16,250	1,040
Joy Global	10,750	935
KBR	37,500	1,362
Norfolk Southern	15,810	1,089
United Technologies	18,873	1,583

		8,280

	Number of Shares	Value (000)

Information Technology — 30.4%
Amphenol, Cl A	12,390	$693
Apple*	10,248	5,559
eBay*	30,890	1,104
EMC*	52,189	1,445
Google, Cl A*	2,630	1,626
Informatica*	20,740	1,020
Intel	39,390	1,059
International Business Machines	16,281	3,203
Microsoft	88,110	2,797
Oracle	24,796	726
QUALCOMM	36,440	2,266
Red Hat*	23,260	1,150
Visa, Cl A	8,165	950

		23,598

Materials — 5.4%
Celanese, Series A	18,521	881
CF Industries Holdings	6,750	1,255
Eastman Chemical	20,830	1,128
FMC	9,580	948

		4,212
Total Common Stocks (Cost $58,863)		76,156

AFFILIATED MONEY MARKET FUND — 1.9%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	1,492,395	1,492
Total Affiliated Money Market Fund (Cost $1,492)		1,492
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned–99.9% (Cost $60,355)		77,648

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.1%
Affiliated Money Market Fund — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	816,306	816
Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $816)‡		816
TOTAL INVESTMENTS — 101.0% (Cost $61,171)**		78,464
Other Assets & Liabilities – (1.0)%		(749)
TOTAL NET ASSETS — 100.0%		$77,715

See Notes to Schedules of Investments.
16

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $61,199.

Gross unrealized appreciation (000)	$17,383
Gross unrealized depreciation (000)	(118)

Net unrealized appreciation (000)	$17,265

†	See Note 2 in Notes to Schedules of Investments.
‡	See Note 8 in Notes to Financial Statements.
(A)	All or a portion of the security was held as collateral for open futures contracts.

  Please see Investment Abbreviations and Definitions on Page 107.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	4	$1,361	03/16/12	$3

Cash	in the amount of $20,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets	in the amount of $1,492,395 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 1,492	$–	$–	$ 1,492
Common Stocks	76,156	–	–	76,156
Short Term Investment Purchased With Collateral From Securities Loaned	816	–	–	816

Total Assets – Investments in Securities	$78,464	$–	$–	$78,464

Other Financial Instruments
Futures Contracts	$ 3	$–	$–	$ 3

Total Assets – Other Financial Instruments	$ 3	$–	$–	$ 3

See Notes to Schedules of Investments.
17

P N C L a r g e C a p V a l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 96.8%
Consumer Discretionary — 7.8%
Lowe’s	93,720	$2,660
Target	105,916	6,004
Time Warner Cable	29,878	2,370

		11,034

Consumer Staples — 14.3%
CVS Caremark	58,515	2,639
Energizer Holdings*	29,746	2,274
General Mills	58,209	2,230
J.M. Smucker	28,403	2,139
PepsiCo	50,175	3,158
Procter & Gamble	72,703	4,909
Wal-Mart Stores	50,227	2,968

		20,317

Energy — 11.8%
Apache	50,662	5,468
Chevron	44,889	4,898
Nabors Industries (Bermuda)*	72,837	1,586
Noble (Switzerland)	49,957	2,007
Transocean (Switzerland)	23,425	1,250
Weatherford International (Switzerland)*	95,710	1,530

		16,739

Financials — 17.2%
Allstate	91,046	2,861
Chubb	48,028	3,264
Discover Financial Services	31,749	953
JPMorgan Chase	85,515	3,355
Lazard, Cl A (Bermuda)	95,730	2,916
Lincoln National	98,701	2,452
Northern Trust	47,413	2,106
PartnerRe (Bermuda)	33,102	2,100
Travelers	47,277	2,741
Wells Fargo	56,436	1,766

		24,514

Healthcare — 15.9%
Johnson & Johnson	82,604	5,376
Merck	161,421	6,161
Pfizer	292,986	6,182
St. Jude Medical	83,685	3,525
UnitedHealth Group	25,439	1,418

		22,662

Industrials — 9.2%
Babcock & Wilcox*	104,149	2,681
Danaher	32,250	1,704
General Dynamics	50,245	3,679
Illinois Tool Works	43,319	2,412
Oshkosh*	110,708	2,581

		13,057

Information Technology — 11.9%
Cisco Systems	282,509	5,616
Hewlett-Packard	94,341	2,388
Mastercard, Cl A	6,150	2,583
Microsoft	201,759	6,404

		16,991

	Number of Shares	Value (000)

Materials — 1.6%
Sigma-Aldrich	12,175	$874
Sonoco Products	42,350	1,391

		2,265

Telecommunication Services — 1.7%
AT&T	79,822	2,442

Utilities — 5.4%
Edison International	33,882	1,419
Exelon	79,779	3,117
NextEra Energy	27,739	1,651
NRG Energy*	36,795	629
PG&E	22,590	941

		7,757

Total Common Stocks (Cost $132,443)		137,778

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	2,805,213	2,805

Total Affiliated Money Market Fund (Cost $2,805)		2,805

TOTAL INVESTMENTS — 98.8% (Cost $135,248)**		140,583

Other Assets & Liabilities – 1.2%		1,644

TOTAL NET ASSETS — 100.0%		$142,227

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $135,631.

Gross unrealized appreciation (000)	$13,931
Gross unrealized depreciation (000)	(8,979)

Net unrealized appreciation (000)	$4,952

†	See Note 2 in Notes to Schedules of Investments

  Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
18

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 2,805	$–	$–	$ 2,805
Common Stocks	137,778	–	–	137,778

Total Assets – Investments in Securities	$140,583	$–	$–	$140,583

See Notes to Schedules of Investments.
19

P N C M i d C a p V a l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 96.3%
Consumer Discretionary — 6.1%
Best Buy	30,050	$742
Skechers U.S.A.*	139,790	1,785
WMS Industries*	60,449	1,332

		3,859

Consumer Staples — 14.0%
Energizer Holdings*	22,364	1,710
Hormel Foods	42,311	1,204
J.M. Smucker	32,068	2,415
Molson Coors Brewing, Cl B	53,326	2,343
Safeway	50,984	1,094

		8,766

Energy — 8.7%
Diamond Offshore Drilling	24,555	1,681
Nabors Industries (Bermuda)*	35,915	782
Noble (Switzerland)	46,654	1,875
Rowan*	30,491	1,124

		5,462

Financials — 26.3%
Assurant	13,352	567
Chubb	21,875	1,487
Cincinnati Financial	14,255	501
Everest Re Group (Bermuda)	26,709	2,347
Investment Technology Group*	135,042	1,553
Lazard, Cl A (Bermuda)	38,389	1,169
Loews	21,467	840
Northern Trust	41,550	1,845
PartnerRe (Bermuda)	29,080	1,845
People’s United Financial	42,541	536
Reinsurance Group of America	35,425	2,043
Transatlantic Holdings	29,571	1,792

		16,525

Healthcare — 8.1%
Coventry Health Care*	24,891	814
Mednax*	6,780	504
St. Jude Medical	54,441	2,293
Zimmer Holdings	24,596	1,494

		5,105

Industrials — 13.6%
Babcock & Wilcox*	52,949	1,363
FTI Consulting*	30,270	1,213
Harsco	25,871	575
Nordson	7,720	424
Oshkosh*	82,059	1,913
Southwest Airlines	92,194	828
Spirit Aerosystems Holdings*	92,749	2,222

		8,538

Information Technology — 8.7%
Ingram Micro*	134,887	2,580
Tellabs	129,897	515
Western Union	134,842	2,356

		5,451

Materials — 2.9%
Sigma-Aldrich	5,957	428

	Number of Shares	Value (000)

Sonoco Products	41,755	$1,371

		1,799

Utilities — 7.9%
Edison International	55,472	2,322
PG&E	46,273	1,929
Xcel Energy	27,926	740

		4,991

Total Common Stocks (Cost $61,436)		60,496

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Money Market Fund, Institutional Class†	861,773	862

Total Affiliated Money Market Fund (Cost $862)		862

TOTAL INVESTMENTS — 97.6% (Cost $62,298)**		61,358

Other Assets & Liabilities — 2.4%		1,479

TOTAL NET ASSETS — 100.0%		$62,837

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $63,311.

Gross unrealized appreciation (000)	$4,048
Gross unrealized depreciation (000)	(6,001)

Net unrealized depreciation (000)	$(1,953)

†	See Note 2 in Notes to Schedules of Investments

  Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
20

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 862	$–	$–	$ 862
Common Stocks	60,496	–	–	60,496

Total Assets – Investments in Securities	$61,358	$–	$–	$61,358

See Notes to Schedules of Investments.
21

P N C M u l t i - F a c t o r S m a l l C a p C o r e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 97.6%
Consumer Discretionary — 12.6%
AFC Enterprises*	14,294	$229
American Axle & Manufacturing Holdings*	16,161	184
Blyth	1,416	90
Churchill Downs	2,966	155
Core-Mark Holding	2,993	120
Domino’s Pizza*	5,365	206
DSW, Cl A	2,844	160
Express*	3,918	93
Genesco*	1,779	121
Iconix Brand Group*	7,251	132
ReachLocal*	2,067	16
Sally Beauty Holdings*	5,595	133
Sonic Automotive, Cl A#	9,959	171
Steven Madden*	1,689	73
Ulta Salon Cosmetics & Fragrance*	797	66
Wolverine World Wide	3,292	126

		2,075

Consumer Staples — 2.1%
Prestige Brands Holdings*	14,080	232
Pricesmart	1,687	109

		341

Energy — 5.9%
Alliance Resource Partners LP	1,424	102
CARBO Ceramics#	760	70
Hugoton Royalty Trust#	4,894	72
ION Geophysical*	25,087	179
Key Energy Services*	12,495	213
MarkWest Energy Partners LP	1,267	76
SEACOR Holdings*	1,212	120
Superior Energy Services*	4,555	134

		966

Financials — 24.5%
Administradora de Fondos de Pensiones Provida
SA, ADR (Chile)	2,967	223
Altisource Portfolio Solutions SA (Luxembourg)*	4,423	285
American Campus Communities REIT	3,640	150
American Equity Investment Life Holding	10,239	124
American Safety Insurance Holdings (Bermuda)*	3,805	73
Ashford Hospitality Trust REIT	10,217	86
Assured Guaranty (Bermuda)	14,206	239
Cash America International	4,449	206
CNO Financial Group*	25,138	186
Coresite Realty REIT	11,951	255
Dime Community Bancshares	7,766	108
Encore Capital Group*	6,019	134
Equity Lifestyle Properties REIT	2,300	153
Extra Space Storage REIT	3,108	82
First Cash Financial Services*	3,463	146
Fulton Financial	6,812	67
LaSalle Hotel Properties REIT	8,759	234
Newcastle Investment REIT	44,620	243
Ocwen Financial*	16,545	267
Prosperity Bancshares	3,889	170
Protective Life	7,943	221
Signature Bank*	2,944	175
SVB Financial Group*	2,034	121

	Number of Shares	Value (000)

Tanger Factory Outlet Centers REIT	2,966	$87

		4,035

Healthcare — 10.8%
AMERIGROUP*	1,983	135
Atrion	639	132
Catalyst Health Solutions*	1,265	78
Cepheid*	2,095	85
Chemed	1,860	115
Health Management Associates, Cl A*	29,125	215
HMS Holdings*	5,337	172
Invacare	4,759	79
Magellan Health Services*	1,613	76
Medicis Pharmaceutical, Cl A	6,311	220
Merge Healthcare*	13,331	87
Myriad Genetics*	5,001	121
NuVasive*	6,111	96
PharMerica*	14,391	176

		1,787

Industrials — 15.9%
Aegion*	5,369	95
Alaska Air Group*	2,252	154
Amerco	756	79
Applied Industrial Technologies	4,830	194
CLARCOR	2,851	144
Commercial Vehicle Group*	11,839	143
Consolidated Graphics*	3,682	172
Exponent*	1,359	65
Genesee & Wyoming, Cl A*	1,676	100
Graco	3,097	158
HEICO	1,814	99
HUB Group, Cl A*	3,855	137
ITT*	11,053	276
Kaman	6,068	209
LMI Aerospace*	3,614	74
MasTec*	6,696	118
Miller Industries	3,733	59
NACCO Industries, Cl A	862	84
Old Dominion Freight Line*	2,568	112
Seaboard	46	88
Thomas & Betts*	926	67

		2,627

Information Technology — 15.7%
ACI Worldwide*	5,289	200
Bottomline Technologies*	4,885	137
CACI International, Cl A*	2,606	154
Cardtronics*	8,457	225
Coherent*	3,158	175
CommVault Systems*	3,853	199
ePlus*	4,523	145
FEI*	2,018	90
Finisar*	8,910	181
IntraLinks Holdings*	17,425	102
Littelfuse	1,237	66
LSI*	12,623	109
NeuStar Cl A*	4,759	167
Semtech*	2,906	83
Tyler Technologies*	6,910	261
ValueClick*	6,292	131

See Notes to Schedules of Investments.
22

	Number of Shares	Value (000)

COMMON STOCKS — continued
Information Technology — continued
Vishay Intertechnology*	13,486	$165

		2,590

Materials — 5.4%
American Vanguard	6,583	109
Balchem	2,462	67
Boise	11,468	94
Innospec*	5,098	158
PolyOne	11,479	154
Rockwood Holdings*	2,464	131
Silgan Holdings	4,202	179

		892

Telecommunication Services — 0.9%
Cogent Communications Group*	8,490	157

Utilities — 3.8%
AGL Resources	2,247	90
El Paso Electric	3,899	128
NorthWestern	3,425	119
Portland General Electric	4,929	121
Vectren	5,766	168

		626
Total Common Stocks
(Cost $13,495)		16,096

EXCHANGE TRADED FUND — 1.0%
iShares Russell 2000 Index Fund#	2,068	167
Total Exchange Traded Fund
(Cost $136)		167

AFFILIATED MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	182,747	183
Total Affiliated Money Market Fund
(Cost $183)		183
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.7%
(Cost $13,814)		16,446

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.9%
Affiliated Money Market Fund — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Class†	477,083	477
Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $477)‡		477

TOTAL INVESTMENTS — 102.6%
(Cost $14,291)**		16,923
Other Assets & Liabilities – (2.6)%		(430)
TOTAL NET ASSETS — 100.0%		$16,493

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $14,296.

Gross unrealized appreciation (000)	$2,928
Gross unrealized depreciation (000)	(301)

Net unrealized appreciation (000)	$2,627

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 543 (000).
‡	See Note 8 in Notes to Financial Statements.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
23

P N C M u l t i - F a c t o r S m a l l C a p C o r e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)

Affiliated Money Market Fund	$ 183	$–	$–	$ 183
Common Stocks	16,096	–	–	16,096
Exchange Traded Fund	167	–	–	167
Short Term Investment Purchased With Collateral From Securities Loaned	477	–	–	477

Total Assets – Investments in Securities	$16,923	$–	$–	$16,923

See Notes to Schedules of Investments.
24

P N C M u l t i - F a c t o r S m a l l C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — 99.9%
Consumer Discretionary — 14.7%
Ameristar Casinos	18,777	$373
Ascena Retail Group*	7,376	285
Brinker International	14,056	388
ChinaCast Education (Hong Kong)*	31,788	175
Domino’s Pizza*	10,491	404
DSW, Cl A	4,451	251
Leapfrog Enterprises*	36,162	254
Matthews International, Cl A	6,742	209
Men’s Wearhouse	6,067	235
Monro Muffler Brake	9,597	440
Papa John’s International*	9,484	352
Polaris Industries	4,376	289
Sally Beauty Holdings*	11,405	271
Sonic Automotive, Cl A#	18,457	316

		4,242

Consumer Staples — 2.3%
Casey’s General Stores	4,789	245
Flowers Foods	8,274	158
Nu Skin Enterprises, Cl A	4,427	256

		659

Energy — 7.1%
Cloud Peak Energy*	6,630	117
Contango Oil & Gas*	6,710	427
CVR Energy	4,497	122
DCP Midstream Partners LP	6,900	336
Hugoton Royalty Trust#	13,996	207
Key Energy Services*	15,508	265
Mitcham Industries*	14,657	343
World Fuel Services	5,910	246

		2,063

Financials — 8.7%
Altisource Portfolio Solutions SA (Luxembourg)*	7,652	493
Bank of the Ozarks	5,894	173
Cash America International	3,626	168
Credit Acceptance*	4,376	421
Equity Lifestyle Properties REIT	1,773	118
Ezcorp*	6,664	210
First Busey	31,640	153
First Cash Financial Services*	7,486	317
Investors Bancorp*	11,014	160
World Acceptance*	4,497	286

		2,499

Healthcare — 17.5%
Atrion	1,153	238
Cambrex*	45,995	307
Cepheid*	5,789	234
Corvel*	4,589	208
ExamWorks Group*	11,458	118
Halozyme Therapeutics*	29,290	337
Harvard Bioscience*	59,994	249
Health Management Associates, Cl A*	31,970	236
HMS Holdings*	12,453	401
Jazz Pharmaceuticals PLC (Ireland)*	3,053	160
Ligand Pharmaceuticals, Cl B*	11,189	164
Medicis Pharmaceutical, Cl A	8,601	301
Momenta Pharmaceuticals*	15,129	222
PSS World Medical*	12,042	292

	Number of Shares	Value (000)

Questcor Pharmaceuticals*#	4,005	$156
RTI Biologics*	39,003	144
Salix Pharmaceuticals*	4,203	207
Sciclone Pharmaceuticals*	43,122	202
Teleflex	5,212	309
US Physical Therapy	13,045	248
WellCare Health Plans*	4,734	321

		5,054

Industrials — 18.7%
Actuant	9,633	271
Altra Holdings*	9,159	178
Applied Industrial Technologies	7,273	292
Belden	3,611	143
Cascade	2,809	150
CLARCOR	2,543	128
Clean Harbors*	1,655	111
Colfax*	10,483	357
Consolidated Graphics*	7,300	341
Genesee & Wyoming, Cl A*	2,467	147
Gibraltar Industries*	14,914	206
Hawaiian Holdings*	23,072	123
HEICO	1,692	93
ITT*	14,055	351
LMI Aerospace*	14,734	300
Mistras Group*	14,224	319
Park-Ohio Holdings*	18,320	343
Quad/Graphics#	16,650	249
Raven Industries	2,271	143
Robbins & Myers	4,844	236
Teledyne Technologies*	8,109	483
Twin Disc	4,128	132
Wabtec	3,832	286

		5,382

Information Technology — 23.9%
ACI Worldwide*	10,044	379
Blackbaud	7,733	244
Cadence Design Systems*	26,372	310
Cardtronics*	14,397	383
Ceva*	5,973	147
Clicksoftware Technologies (Israel)	22,337	245
Coherent*	6,421	356
Communications Systems	9,900	144
CommVault Systems*	5,361	276
IXYS*	9,281	111
Jack Henry & Associates	10,483	354
Littelfuse	5,908	313
Loral Space & Communications*	3,561	254
Monotype Imaging Holdings*	18,171	255
MTS Systems	6,303	310
NCR*	14,997	326
NeuStar Cl A*	10,484	367
OSI Systems*	7,745	457
SolarWinds*	11,659	434
Teradyne*	18,255	300
TNS*	18,075	331
ValueClick*	15,144	315
Zygo*	14,945	287

		6,898

See Notes to Schedules of Investments.
25

P N C M u l t i - F a c t o r S m a l l C a p G r o w t h F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — 7.0%
American Vanguard	22,989	$380
Domtar (Canada)	1,804	173
Innospec*	11,691	362
Minerals Technologies	3,520	227
Myers Industries	21,970	293
Rockwood Holdings*	6,015	320
Sensient Technologies	6,985	258

		2,013
Total Common Stocks
(Cost $23,931)		28,810

AFFILIATED MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Class†	52,374	52
Total Affiliated Money Market Fund
(Cost $52)		52
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.1%
(Cost $23,983)		28,862

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.6%
Affiliated Money Market Fund — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Class†	756,499	756
Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $756)‡		756

TOTAL INVESTMENTS — 102.7%
(Cost $24,739)**		29,618
Other Assets & Liabilities – (2.7)%		(790)
TOTAL NET ASSETS — 100.0%		$28,828

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $24,720.

Gross unrealized appreciation (000)	$5,636
Gross unrealized depreciation (000)	(738)

Net unrealized appreciation (000)	$4,898

†	See Note 2 in Notes to Schedules of Investments
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,109 (000).
‡	See Note 8 in Notes to Financial Statements.

        Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
26

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)

Affiliated Money Market Fund	$ 52	$–	$–	$ 52
Common Stocks	28,810	–	–	28,810
Short Term Investments Purchased With Collateral From Securities Loaned	756	–	–	756

Total Assets – Investments in Securities	$29,618	$–	$–	$29,618

See Notes to Schedules of Investments.
27

P N C M u l t i - F a ct o r S m a l l C a p V a l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 98.3%
Consumer Discretionary — 10.2%
BJ’s Restaurants*	2,431	$121
Caribou Coffee*	7,562	125
ChinaCast Education (Hong Kong)*#	19,320	106
Dillard’s, Cl A	2,908	178
Express*	15,490	369
Genesco*	2,030	138
Leapfrog Enterprises*	16,991	119
Lithia Motors, Cl A	4,937	117
Movado Group	4,296	92
RadioShack	18,173	129
Saks*#	16,574	193
Sonic Automotive, Cl A#	20,025	343
Strayer Education#	1,582	163
Sturm Ruger	5,594	234
Town Sports International Holdings*	14,711	151
True Religion Apparel*	4,017	106

		2,684

Consumer Staples — 2.2%
B&G Foods	6,449	150
Dean Foods*	18,772	230
Ruddick	4,711	193

		573

Energy — 5.8%
Atlas Pipeline Partners LP	4,003	148
BP Prudhoe Bay Royalty Trust#	4,148	508
Oil States International*	2,391	194
Permian Basin Royalty Trust#	9,040	200
Sabine Royalty Trust	7,547	486

		1,536

Financials — 37.2%
Advance America Cash Advance Centers	24,490	254
Allied World Assurance Company Holdings AG (Switzerland)	8,711	575
American Equity Investment Life Holding	37,386	452
American Safety Insurance Holdings (Bermuda)*	8,903	172
Arlington Asset Investment, Cl A	23,142	535
Ashford Hospitality Trust REIT	64,380	543
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	37,898	739
BRE Properties REIT	2,468	120
Cash America International	3,673	170
Citizens & Northern	22,703	452
City Holding	4,405	151
Community Bank System	13,213	361
Crawford, Cl B	56,889	250
Dime Community Bancshares	9,333	130
Extra Space Storage REIT	20,288	535
Grupo Financiero Galicia SA, ADR (Argentina)#	16,178	111
Hatteras Financial REIT	3,415	97
Horace Mann Educators	12,822	222
Lakeland Financial	8,273	209
LTC Properties REIT	8,514	263
Medallion Financial	22,738	249
MI Developments	10,641	398
Mission West Properties REIT	34,210	342
National Health Investors REIT	5,178	244
National Retail Properties REIT	8,211	219
Portfolio Recovery Associates*	1,860	130

	Number of Shares	Value (000)

Prosperity Bancshares	4,464	$195
Senior Housing Properties Trust REIT	12,438	266
Signature Bank*	4,190	249
Susquehanna Bancshares	18,559	172
Symetra Financial	33,387	332
Univest Corp of Pennsylvania	28,779	455
Valley National Bancorp	17,466	218

		9,810

Healthcare — 6.8%
Capital Senior Living*	25,523	219
Health Management Associates, Cl A*	34,657	256
HealthStream*	6,237	128
Jazz Pharmaceuticals PLC (Ireland)*	6,678	350
OraSure Technologies*	21,965	220
Questcor Pharmaceuticals*#	6,814	265
RTI Biologics*	30,257	112
Spectrum Pharmaceuticals*	7,143	101
US Physical Therapy	6,904	131

		1,782

Industrials — 12.5%
Alaska Air Group*	3,084	212
Astronics*	9,389	314
Astronics, Cl B*	2,625	87
AT Cross, Cl A*	16,821	168
Atlas Air Worldwide Holdings*	2,534	108
Belden	6,418	253
Coleman Cable*	12,317	140
Corporate Executive Board (The)	3,166	131
Fly Leasing, ADR (Ireland)	3,358	43
Fushi Copperweld*#	38,462	308
Genesee & Wyoming, Cl A*	1,514	90
Hexcel*	12,419	314
Intersections	14,827	173
Kennametal	3,586	165
Lennox International	3,151	123
Park-Ohio Holdings*	11,029	207
Polypore International*#	3,451	142
Standex International	5,839	223
United Rentals*	2,614	109

		3,310

Information Technology — 11.2%
ADTRAN	7,351	259
Anixter International*	3,261	227
Cardtronics*	16,219	431
Communications Systems	15,048	219
DST Systems	2,212	117
GT Advanced Technologies*	49,347	423
Jabil Circuit	7,671	198
KEMET*	31,095	280
Kulicke & Soffa Industries*	2,285	26
Lattice Semiconductor*	28,675	189
Littelfuse	2,344	124
Microsemi*	11,762	246
ShoreTel*	25,537	137
Silicon Motion Technology, ADR*	5,044	90

		2,966

Materials — 6.2%
Buckeye Technologies	8,118	277

See Notes to Schedules of Investments.
28

	Number of Shares	Value (000)

COMMON STOCKS — continued
Materials — continued
Coeur d’Alene Mines*	7,627	$217
Innospec*	4,111	127
Rockwood Holdings*	2,015	107
TPC Group*	3,416	119
Worthington Industries	29,031	490
WR Grace*	5,232	298

		1,635

Telecommunication Services — 0.4%
IDT, Cl B	11,715	106

Utilities — 5.8%
AGL Resources	3,395	135
Amerigas Partners LP#	6,027	273
Cleco	5,303	204
El Paso Electric	7,499	245
NorthWestern	11,624	404
Piedmont Natural Gas	8,358	271

		1,532
Total Common Stocks
(Cost $22,738)		25,934

EXCHANGE TRADED FUND — 1.5%
iShares Russell 2000 Index Fund	4,730	383
Total Exchange Traded Fund
(Cost $389)		383

AFFILIATED MONEY MARKET FUND — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Class†	84,075	84
Total Affiliated Money Market Fund
(Cost $84)		84
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.1%
(Cost $23,211)		26,401

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 9.3%
Affiliated Money Market Fund — 9.3%
PNC Advantage Institutional Money Market Fund, Institutional Class†	2,465,528	2,466
Total Short Term Investment Purchased with Collateral From Securities Loaned
(Cost $2,466)		2,466

TOTAL INVESTMENTS — 109.4%
(Cost $25,677)**		28,867
Other Assets & Liabilities – (9.4)%		(2,479)
TOTAL NET ASSETS — 100.0%		$26,388

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 25,646.

Gross unrealized appreciation (000)	$4,095
Gross unrealized depreciation (000)	(874)

Net unrealized appreciation (000)	$3,221

†	See Note 2 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,664 (000).

        Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
29

P N C M u l t i - F a ct o r S m a l l C a p V a l u e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 84	$–	$–	$ 84
Common Stocks	25,934	–	–	25,934
Exchange Traded Fund	383	–	–	383
Short Term Investments Purchased With Collateral From Securities Loaned	2,466	–	–	2,466

Total Assets – Investments in Securities	$28,867	$–	$–	$28,867

See Notes to Schedules of Investments.
30

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 98.6%
Consumer Discretionary — 10.8%
Abercrombie & Fitch, Cl A	823	$38
Amazon.com*	3,389	609
Apollo Group, Cl A*	1,126	48
AutoNation*	574	20
AutoZone*	249	93
Bed Bath & Beyond*	2,208	132
Best Buy	2,983	74
Big Lots*	696	30
BorgWarner*	1,017	84
Cablevision Systems, Cl A	2,236	32
CarMax*	2,066	63
Carnival (Panama)	4,151	126
CBS, Cl B	6,367	190
Chipotle Mexican Grill*	274	107
Coach	2,742	205
Comcast, Cl A	26,078	766
D.R. Horton	2,591	37
Darden Restaurants	1,281	65
DeVry	581	21
DIRECTV, Cl A*	7,022	325
Discovery Communications, Cl A*	2,672	125
Dollar Tree*	1,110	98
Expedia	917	31
Family Dollar Stores	1,179	64
Ford Motor	34,857	432
GameStop, Cl A	1,446	33
Gannett	2,908	43
Gap	3,164	74
Genuine Parts	1,450	91
Goodyear Tire & Rubber*	2,327	30
H&R Block	2,894	47
Harley-Davidson	2,145	100
Harman International Industries	662	32
Hasbro	1,279	45
Home Depot	14,729	701
International Game Technology	2,440	37
Interpublic Group	4,626	54
JC Penney	1,331	53
Johnson Controls	6,148	201
Kohl’s	2,506	124
Leggett & Platt	1,325	30
Lennar, Cl A	1,528	36
Limited Brands	2,331	108
Lowe’s	11,574	328
Macy’s	3,916	149
Marriott International, Cl A	2,729	96
Mattel	3,364	109
McDonald’s	9,709	964
McGraw-Hill	2,756	128
NetFlix*	607	67
Newell Rubbermaid	2,674	49
News, Cl A	21,532	428
NIKE, Cl B	3,557	384
Nordstrom	1,562	84
Omnicom Group	2,623	130
Orchard Supply Hardware Stores, Cl A*#	18	–
O’Reilly Automotive*	1,287	111
priceline.com*	471	295
Pulte Group*	1,458	13
Ralph Lauren	588	102
Ross Stores	2,284	122

	Number of Shares	Value (000)

Scripps Networks Interactive, Cl A	895	$40
Sears Holdings*#	411	29
Staples	6,575	96
Starbucks	7,015	341
Starwood Hotels & Resorts Worldwide	1,707	92
Target	6,591	374
Tiffany	1,235	80
Time Warner	9,418	350
Time Warner Cable	3,112	247
TJX	6,880	252
TripAdvisor	917	30
Urban Outfitters*	985	28
VF	787	115
Viacom, Cl B	5,135	245
Walt Disney	16,926	711
Washington Post, Cl B	71	28
Whirlpool	783	59
Wyndham Worldwide	1,384	61
Wynn Resorts	706	84
Yum! Brands	4,391	291

		12,766

Consumer Staples — 10.6%
Altria Group	19,133	576
Archer-Daniels-Midland	6,302	197
Avon Products	4,060	76
Beam	1,455	80
Brown-Forman, Cl B	923	75
Campbell Soup	1,754	58
Clorox	1,301	88
Coca-Cola	21,531	1,504
Coca-Cola Enterprises	3,004	87
Colgate-Palmolive	4,588	428
ConAgra Foods	4,080	107
Constellation Brands, Cl A*	1,653	36
Costco Wholesale	4,053	349
CVS Caremark	12,188	550
Dean Foods*	1,819	22
Dr Pepper Snapple Group	2,135	81
Estee Lauder, Cl A	2,139	125
General Mills	6,101	234
H.J. Heinz	2,944	155
Hershey	1,531	93
Hormel Foods	1,283	37
J.M. Smucker	1,115	84
Kellogg	2,307	121
Kimberly-Clark	3,716	271
Kraft Foods, Cl A	16,543	630
Kroger	5,687	135
Lorillard	1,259	165
McCormick	1,223	62
Mead Johnson Nutrition	1,908	148
Molson Coors Brewing, Cl B	1,452	64
PepsiCo	14,545	915
Philip Morris International	16,152	1,349
Procter & Gamble	26,100	1,762
Reynolds American	3,128	131
Safeway	3,425	74
Sara Lee	5,818	118
SUPERVALU#	1,967	13
Sysco	5,480	161
Tyson Foods, Cl A	2,769	52

See Notes to Schedules of Investments.
31

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	8,452	$280
Wal-Mart Stores	16,383	968
Whole Foods Market	1,366	110

		12,571

Energy — 11.9%
Alpha Natural Resources*	1,935	36
Anadarko Petroleum	4,779	402
Apache	3,605	389
Baker Hughes	4,087	205
Cabot Oil & Gas	1,930	67
Cameron International*	2,252	125
Chesapeake Energy	6,077	152
Chevron	18,942	2,067
ConocoPhillips	12,561	961
Consol Energy	2,096	75
Denbury Resources*	4,231	84
Devon Energy	4,023	295
Diamond Offshore Drilling	668	46
El Paso	7,106	198
EOG Resources	2,483	283
EQT	1,373	73
ExxonMobil	44,866	3,881
FMC Technologies*	2,215	112
Halliburton	8,442	309
Helmerich & Payne	1,175	72
Hess	2,802	182
Marathon Oil	6,861	232
Marathon Petroleum	3,456	144
Murphy Oil	1,792	115
Nabors Industries (Bermuda)*	2,553	56
National Oilwell Varco	4,104	339
Newfield Exploration*	1,259	45
Noble (Switzerland)	2,331	94
Noble Energy	1,675	164
Occidental Petroleum	7,793	813
Peabody Energy	2,504	87
Pioneer Natural Resources	1,154	126
QEP Resources	1,651	56
Range Resources	1,485	95
Rowan*	1,171	43
Schlumberger (Netherlands)	12,783	992
Southwestern Energy*	3,229	107
Spectra Energy	6,056	190
Sunoco	1,085	42
Tesoro*	1,304	35
Valero Energy	5,358	131
Williams	5,528	165
WPX Energy	1,843	33

		14,118

Financials — 14.0%
ACE (Switzerland)	3,105	223
Aflac	4,486	212
Allstate	4,970	156
American Express	9,790	518
American International Group*	4,049	118
American Tower REIT*	3,758	235
Ameriprise Financial	2,310	129
AON	3,022	141

	Number of Shares	Value (000)

Apartment Investment & Management, Cl A REIT	1,071	$27
Assurant	901	38
AvalonBay Communities REIT	835	108
Bank of America	94,206	751
BB&T	6,238	182
Berkshire Hathaway, Cl B*	16,716	1,311
BlackRock†	901	179
BNY Mellon	11,377	252
Boston Properties REIT	1,327	135
Capital One Financial	5,305	268
CBRE Group*	2,697	49
Charles Schwab	9,720	135
Chubb	2,615	178
Cincinnati Financial	1,490	52
Citigroup	27,718	924
CME Group	621	180
Comerica	1,659	49
Discover Financial Services	5,281	158
E*Trade Financial*	3,059	29
Equity Residential REIT	2,763	157
Federated Investors, Cl B#	1,365	28
Fifth Third Bancorp	8,737	119
First Horizon National	2,089	20
Franklin Resources	1,379	163
Genworth Financial, Cl A*	4,653	42
Goldman Sachs Group	4,711	542
Hartford Financial Services Group	4,117	85
HCP REIT	3,761	149
Health Care REIT	1,633	89
Host Hotels & Resorts REIT	6,305	100
Hudson City Bancorp	5,680	39
Huntington Bancshares	9,019	53
IntercontinentalExchange*	685	95
Invesco	4,426	110
JPMorgan Chase	35,808	1,405
KeyCorp	9,646	78
Kimco Realty REIT	3,910	72
Legg Mason	1,155	32
Leucadia National	1,845	53
Lincoln National	2,963	74
Loews	2,691	105
M&T Bank	1,146	94
Marsh & McLennan	5,075	158
MetLife	10,032	387
Moody’s	1,832	71
Morgan Stanley	14,040	260
NASDAQ OMX Group*	1,130	30
Northern Trust	2,283	101
NYSE Euronext	2,467	73
People’s United Financial	3,468	44
Plum Creek Timber REIT	1,499	59
PNC Financial Services Group†	4,940	294
Principal Financial Group	2,850	79
Progressive	5,791	124
ProLogis REIT	4,032	136
Prudential Financial	4,354	266
Public Storage REIT	1,342	180
Regions Financial	12,345	71
Simon Property Group REIT	2,731	370
SLM	4,688	74
State Street	4,705	199

See Notes to Schedules of Investments.
32

	Number of Shares	Value (000)

COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,970	$114
T. Rowe Price Group	2,400	148
Torchmark	1,069	52
Travelers	3,939	228
U.S. Bancorp	17,805	523
Unum Group	2,965	68
Ventas REIT	2,736	153
Vornado Realty Trust REIT	1,690	138
Wells Fargo	50,214	1,571
Weyerhaeuser REIT	4,940	103
XL Group PLC (Bermuda)	3,019	63
Zions Bancorp	1,698	32

		16,610

Healthcare — 11.1%
Abbott Laboratories	14,553	824
Aetna	3,411	159
Agilent Technologies	3,136	137
Allergan	2,835	254
AmerisourceBergen	2,531	95
Amgen	7,521	511
Baxter International	5,256	306
Becton Dickinson	2,074	158
Biogen Idec*	2,277	265
Boston Scientific*	13,959	87
Bristol-Myers Squibb	15,987	514
Cardinal Health	3,183	132
CareFusion*	2,067	53
Celgene*	4,283	314
Cerner*	1,296	96
CIGNA	2,619	116
Coventry Health Care*	1,405	46
Covidien PLC (Ireland)	4,404	230
CR Bard	788	74
DaVita*	928	80
DENTSPLY International	1,281	50
Edwards Lifesciences*	1,079	79
Eli Lilly	9,331	366
Express Scripts*	4,896	261
Forest Laboratories*	2,560	83
Gilead Sciences*	7,132	324
Hospira*	1,532	55
Humana	1,540	134
Intuitive Surgical*	359	184
Johnson & Johnson	25,716	1,674
Laboratory Corporation of America Holdings*	909	82
Life Technologies*	1,642	78
McKesson	2,341	195
Medco Health Solutions*	3,696	250
Medtronic	10,001	381
Merck	28,108	1,073
Mylan*	3,831	90
Patterson	866	28
PerkinElmer	1,572	42
Perrigo	868	89
Pfizer	71,525	1,509
Quest Diagnostics	1,472	85
St. Jude Medical	3,109	131
Stryker	3,163	170
Tenet Healthcare*	4,180	24
Thermo Fisher Scientific*	3,759	213

	Number of Shares	Value (000)

UnitedHealth Group	10,011	$558
Varian Medical Systems*	1,075	70
Waters*	862	77
Watson Pharmaceuticals*	1,123	65
WellPoint	3,232	212
Zimmer Holdings	1,810	110

		13,193

Industrials — 10.6%
3M	6,677	585
Avery Dennison	986	30
Boeing	6,894	517
C.H. Robinson Worldwide	1,530	101
Caterpillar	6,077	694
Cintas	1,134	44
Cooper Industries PLC	1,570	96
CSX	10,491	220
Cummins	1,784	215
Danaher	5,341	282
Deere	3,952	328
Dover	1,765	113
Dun & Bradstreet	462	38
Eaton	3,398	177
Emerson Electric	7,123	358
Equifax	1,141	48
Expeditors International of Washington	1,948	85
Fastenal	2,748	145
FedEx	2,770	249
Flowserve	521	62
Fluor	1,643	99
General Dynamics	3,317	243
General Electric	98,483	1,876
Goodrich	1,143	144
Honeywell International	7,283	434
Illinois Tool Works	4,564	254
Ingersoll-Rand PLC (Ireland)	2,948	118
Iron Mountain	1,813	56
Jacobs Engineering Group*	1,188	55
Joy Global	968	84
L-3 Communications Holdings	1,058	74
Lockheed Martin	2,481	219
Masco	2,553	30
Norfolk Southern	3,263	225
Northrop Grumman	2,454	147
PACCAR	3,394	156
Pall	1,076	68
Parker Hannifin	1,523	137
Pitney Bowes	1,871	34
Precision Castparts	1,353	227
Quanta Services*	2,025	42
Raytheon	3,372	170
Republic Services	2,805	84
Robert Half International	1,335	38
Rockwell Automation	1,298	104
Rockwell Collins	1,463	87
Roper Industries	874	80
RR Donnelley & Sons#	1,945	27
Ryder System	457	24
Snap-On	535	33
Southwest Airlines	7,106	64
Stanley Black & Decker	1,732	133
Stericycle*	800	69

See Notes to Schedules of Investments.
33

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — continued
Industrials — continued
Textron	2,570	$71
Tyco International (Switzerland)	4,333	225
Union Pacific	4,617	509
United Parcel Service, Cl B	8,983	691
United Technologies	8,684	728
W.W. Grainger	529	110
Waste Management	4,389	154
Xylem	1,763	46

		12,556

Information Technology — 20.0%
Accenture PLC, Cl A (Ireland)	6,131	365
Adobe Systems*	4,776	157
Advanced Micro Devices*	5,307	39
Akamai Technologies*	1,747	63
Altera	2,952	113
Amphenol, Cl A	1,629	91
Analog Devices	2,772	109
Apple*	8,794	4,770
Applied Materials	12,083	148
Autodesk*	2,141	81
Automatic Data Processing	4,569	248
BMC Software*	1,592	60
Broadcom, Cl A*	4,402	164
CA	3,476	94
Cisco Systems	50,688	1,008
Citrix Systems*	1,795	134
Cognizant Technology Solutions, Cl A*	2,787	198
Computer Sciences	1,683	53
Corning	14,519	189
Dell*	15,188	263
eBay*	11,079	396
Electronic Arts*	3,072	50
EMC*	19,235	533
F5 Networks*	804	100
Fidelity National Information Services	2,505	79
First Solar*	514	17
Fiserv*	1,362	90
FLIR Systems	1,475	39
Google, Cl A*	2,386	1,475
Harris	1,186	52
Hewlett-Packard	19,278	488
Intel	48,015	1,291
International Business Machines	11,256	2,214
Intuit	2,796	162
Jabil Circuit	1,790	46
JDS Uniphase*	2,100	27
Juniper Networks*	5,143	117
KLA-Tencor	1,547	75
Lexmark International, Cl A	723	27
Linear Technology	2,106	71
LSI*	5,751	49
Mastercard, Cl A	1,010	424
MEMC Electronic Materials*	2,139	8
Microchip Technology	1,777	64
Micron Technology*	9,628	82
Microsoft (A)	70,681	2,243
Molex	1,285	35
Motorola Mobility Holdings*	2,645	105
Motorola Solutions	2,682	134
NetApp*	3,398	146

	Number of Shares	Value (000)

Novellus Systems*	647	$30
NVIDIA*	5,556	84
Oracle	38,177	1,117
Paychex	2,961	93
QUALCOMM	16,016	996
Red Hat*	1,779	88
SAIC*	2,676	33
Salesforce.com*	1,253	179
SanDisk*	2,228	110
Symantec*	6,984	125
TE Connectivity	4,099	150
Teradata*	1,565	104
Teradyne*	1,744	29
Texas Instruments	10,771	359
Total System Services	1,486	33
VeriSign	1,461	54
Visa, Cl A	4,856	565
Western Digital*	2,314	91
Western Union	6,256	109
Xerox	12,947	107
Xilin	2,455	91
Yahoo!*	11,545	171

		23,704

Materials — 3.5%
Air Products & Chemicals	2,006	181
Airgas	715	59
Alcoa	10,171	104
Allegheny Technologies	912	40
Ball	1,628	65
Bemis	835	26
CF Industries Holdings	673	125
Cliffs Natural Resources	1,338	85
Dow Chemical	11,042	370
E.I. du Pont de Nemours	8,733	444
Eastman Chemical	1,281	69
Ecolab	2,775	167
FMC	690	68
Freeport-McMoRan Copper & Gold	9,078	386
International Flavors & Fragrances	751	43
International Paper	4,304	151
MeadWestvaco	1,613	49
Monsanto	5,035	390
Mosaic	2,620	151
Newmont Mining	4,714	280
Nucor	3,022	132
Owens-Illinois*	1,510	36
PPG Industries	1,512	138
Praxair	2,844	310
Sealed Air	1,450	29
Sherwin-Williams	896	92
Sigma-Aldrich	1,040	75
SunCoke Energy*	575	8
Titanium Metals	411	6
United States Steel	1,253	34
Vulcan Materials	1,095	49

		4,162

Telecommunication Services — 2.7%
AT&T	55,979	1,713
CenturyLink	5,848	235
Frontier Communications#	9,209	42

See Notes to Schedules of Investments.
34

	Number of Shares	Value (000)

COMMON STOCKS — continued
Telecommunication Services — continued
MetroPCS Communications*	2,507	$26
Sprint Nextel*	27,649	68
Verizon Communications	26,714	1,018
Windstream	4,735	57

		3,159

Utilities — 3.4%
AES*	5,893	80
AGL Resources	1,106	44
Ameren	2,369	76
American Electric Power	4,427	167
CenterPoint Energy	3,933	77
CMS Energy	2,479	53
Consolidated Edison	2,674	155
Constellation Energy Group	1,856	67
Dominion Resources	5,306	268
DTE Energy	1,593	86
Duke Energy	12,706	266
Edison International	3,018	126
Entergy	1,685	112
Exelon	6,302	246
FirstEnergy	3,969	176
Integrys Energy Group	721	38
NextEra Energy	3,938	234
NiSource	2,826	68
Northeast Utilities	1,762	63
NRG Energy*	2,354	40
Oneok	1,067	88
Pepco Holdings	2,078	41
PG&E	3,774	157
Pinnacle West Capital	1,097	52
PPL	5,287	151
Progress Energy	2,845	151
Public Service Enterprise Group	4,807	148
SCANA	1,043	47
Sempra Energy	2,141	127
Southern	8,014	354
TECO Energy	2,174	39
Wisconsin Energy	2,305	79
Xcel Energy	4,242	112

		3,988
Total Common Stocks (Cost $74,474)		116,827

PREFERRED STOCK — 0.0%
Consumer Discretionary — 0.0%
Orchard Supply Hardware Stores*#	18	–
Total Preferred Stock (Cost $0)		–

EXCHANGE TRADED FUND — 0.2% iShares S&P 500 Index Fund	1,632	224
Total Exchange Traded Fund (Cost $208)		224

	Number of Shares	Value (000)

RIGHTS — 0.0%
Sanofi*	2,454	$3
Total Rights (Cost $6)		3

WARRANTS — 0.0%
American International Group*	580	5
Total Warrants (Cost $10)		5

AFFILIATED MONEY MARKET FUND — 1.0%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	1,126,683	1,127
Total Affiliated Money Market Fund (Cost $1,127)		1,127
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.8% (Cost $75,825)		118,186

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.1%
Affiliated Money Market Fund — 0.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	140,466	140
Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $140)		140

TOTAL INVESTMENTS — 99.9% (Cost $75,965)**		118,326
Other Assets & Liabilities – 0.1%		$152
TOTAL NET ASSETS — 100.0%		$118,478

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $83,117.

Gross unrealized appreciation (000)	$36,734
Gross unrealized depreciation (000)	(1,525)

Net unrealized appreciation (000)	$35,209

†	See Note 2 in Notes to Schedules of Investments
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 127 (000).
(A)	All or a portion of the security was held as collateral for open futures contracts.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
35

P N C S & P 5 0 0 I n d e x F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Mini Composite Index	13	$829	03/16/12	$57

Cash in the amount of $52,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $912,371 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$1,127	$–	$–	$1,127
Common Stocks	116,827	–	–	116,827
Exchange Traded Fund	224	–	–	224
Rights	3	–	–	3
Short Term Investment Purchased With Collateral From Securities Loaned	140	–	–	140
Warrants	5	–	–	5

Total Assets – Investments in Securities	$118,326	$–	$–	$118,326

Other Financial Instruments
Futures Contracts	$57	$–	$–	$57

Total Assets - Other Financial Instruments	$57	$–	$–	$57

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance, 05/31/11	$ –
Accrued discounts/premiums	–
Realized gain (loss)	1
Change in unrealized appreciation (depreciation)	1
Purchases	(2)
Sales	–
Transfers in and/or out of Level 3	–

Balance, 02/29/12	$–

See Notes to Schedules of Investments.
36

P N C S m a l l C a p F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 97.5%
Consumer Discretionary — 16.8%
Aaron’s*	119,830	$3,348
American Axle & Manufacturing Holdings*	394,680	4,495
Buckle#	37,170	1,670
Coinstar*#	54,000	3,144
Dorman Products*	56,010	2,543
Gildan Activewear (Canada)	43,250	1,080
Madison Square Garden*	82,280	2,621
Penn National Gaming*	57,550	2,449
Tractor Supply#	39,610	3,386
WMS Industries*	81,042	1,785
Wolverine World Wide	40,170	1,532

		28,053

Consumer Staples — 4.2%
Boston Beer, Cl A*#	19,190	1,814
Corn Products International	42,390	2,431
TreeHouse Foods*	46,680	2,689

		6,934

Energy — 9.4%
Atwood Oceanics*	53,250	2,533
Contango Oil & Gas*	55,670	3,539
Oil States International*	33,450	2,717
Swift Energy*	80,620	2,421
World Fuel Services	108,790	4,532

		15,742

Financials — 21.9%
AmTrust Financial Services	213,130	5,757
Bank of the Ozarks	190,290	5,585
Credit Acceptance*	16,930	1,630
CVB Financial	162,070	1,745
FirstService (Canada)*#	72,520	2,339
Home Bancshares	89,520	2,256
Portfolio Recovery Associates*	54,730	3,816
Prosperity Bancshares	52,550	2,299
RLI	41,690	2,921
Virtus Investment Partners*	71,430	5,682
World Acceptance*	39,790	2,527

		36,557

Healthcare — 8.6%
Bio-Reference Labs*#	114,946	2,315
Catalyst Health Solutions*	47,750	2,961
MWI Veterinary Supply*	41,140	3,562
Neogen*	64,880	2,251
PAREXEL International*	130,790	3,202

		14,291

Industrials — 20.9%
Actuant	98,780	2,783
BE Aerospace*	106,320	4,874
Colfax*	146,510	4,984
EnerSys*	130,990	4,399
Esterline Technologies*	51,000	3,312
Genesee & Wyoming, Cl A*	38,190	2,269
HEICO	51,870	2,836
ICF International*	101,120	2,622
Regal-Beloit	43,930	2,965

	Number of Shares	Value (000)

Triumph Group	61,800	$3,943

		34,987

Information Technology — 14.7%
Finisar*	92,700	1,881
Liquidity Services*	82,730	3,578
Open Text (Canada)*#	51,290	3,135
OSI Systems*	104,140	6,144
Rofin-Sinar Technologies*	94,240	2,211
Tyler Technologies*	102,850	3,885
Wright Express*	60,830	3,764

		24,598

Materials — 1.0%
Balchem	63,705	1,736
Total Common Stocks (Cost $120,237)		162,898

AFFILIATED MONEY MARKET FUND — 2.6%
PNC Advantage Institutional Money Market Fund, Institutional Class† (A)	4,362,886	4,363
Total Affiliated Money Market Fund (Cost $4,363)		4,363
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 100.1% (Cost $124,600)		167,261

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.1%
Affiliated Money Market Fund — 8.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	13,596,299	13,596
Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $13,596)‡		13,596

TOTAL INVESTMENTS — 108.2% (Cost $138,196)**		180,857
Other Assets & Liabilities – (8.2)%		(13,712)
TOTAL NET ASSETS — 100.0%		$167,145

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $138,469.

Gross unrealized appreciation (000)	$45,199
Gross unrealized depreciation (000)	(2,811)

Net unrealized appreciation (000)	$42,388

† See Note 2 in Notes to Schedules of Investments

#	Security fully or partially on loan. Total Value of Securities on Loan is $ 12,157 (000).
‡	See Note 8 in Notes to Financial Statements.
(A)	All or a portion of the security was held as collateral for open futures contracts.
Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
37

P N C S m a l l C a p F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell Mini	10	$730	03/16/12	$80

Cash in the amount of $68,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $802,694 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 4,363	$–	$–	$ 4,363
Common Stocks	162,898	–	–	162,898
Short Term Investments Purchased With Collateral From Securities Loaned	13,596	–	–	13,596

Total Assets – Investments in Securities	$180,857	$–	$–	$180,857

Other Financial Instruments
Futures Contracts	$ 80	$–	$–	$ 80

Total Assets - Other Financial Instruments	$ 80	$–	$–	$ 80

See Notes to Schedules of Investments.	38

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 7.5%
Automotive — 3.6%
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	$1,800	$1,837
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,225	2,288
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,280	2,326

		6,451

Credit Cards — 1.4%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	1,420	1,449
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,000	1,004

		2,453

Utilities — 2.5%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	253
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	828	868
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	2,705	3,208

		4,329
Total Asset Backed Securities (Cost $12,508)		13,233

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	1,614	1,687
Total Collateralized Mortgage Obligations (Cost $1,628)		1,687

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	4,200	4,672
Total Commercial Mortgage-Backed Securities (Cost $4,157)		4,672

CORPORATE BONDS — 31.0%
Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	430	461
Toyota Motor Credit (MTN)
2.050%, 01/12/17	300	306

		767

	Par (000)	Value (000)

Cable — 1.8%
DIRECTV Holdings LLC
4.600%, 02/15/21	$775	$841
Discovery Communications LLC
4.375%, 06/15/21	345	382
Historic TW
6.625%, 05/15/29	556	678
NBCUniversal Media LLC
5.150%, 04/30/20	500	578
News America
8.450%, 08/01/34	538	690
Viacom
3.500%, 04/01/17	80	86

		3,255

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	544	623

Consumer Services — 0.3%
Marriott International
3.000%, 03/01/19	445	445

Energy — 3.3%
Anadarko Petroleum
8.700%, 03/15/19	350	466
Burlington Resources Finance
7.200%, 08/15/31	450	615
EQT
8.125%, 06/01/19	470	557
Hess
5.600%, 02/15/41	500	580
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	872	1,032
Nexen
5.875%, 03/10/35	728	785
ONEOK Partners LP
6.125%, 02/01/41	355	419
Petrobras International Finance
3.875%, 01/27/16	705	735
Weatherford International
5.125%, 09/15/20	605	669

		5,858

Financials — 9.7%
American Express
7.000%, 03/19/18	425	523
Ameriprise Financial
7.300%, 06/28/19	390	477
Bank of America
5.750%, 12/01/17	1,410	1,476
Barclays Bank PLC
6.750%, 05/22/19	420	482
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	800	787
Capital One Bank USA NA
8.800%, 07/15/19	325	397
Capital One Financial
6.750%, 09/15/17	465	540
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	250	297
Citigroup
6.010%, 01/15/15	597	650

See Notes to Schedules of Investments.
39

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

CORPORATE BONDS — continued
Financials — continued
4.875%, 05/07/15	$490	$508
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	535	551
Credit Suisse
5.400%, 01/14/20	775	778
First Niagara Financial Group
6.750%, 03/19/20	700	762
General Electric Capital
4.625%, 01/07/21	745	809
General Electric Capital (MTN)
5.625%, 09/15/17	490	565
Goldman Sachs Group
5.950%, 01/18/18	300	324
6.150%, 04/01/18	505	547
HSBC Bank USA NA
4.875%, 08/24/20	600	604
International Lease Finance
6.500%, 09/01/14 144A	350	373
JPMorgan Chase
6.000%, 01/15/18	1,325	1,535
4.625%, 05/10/21	505	537
Mellon Funding
5.500%, 11/15/18	225	259
Merrill Lynch (MTN)
6.875%, 04/25/18	215	234
Morgan Stanley
2.875%, 07/28/14	200	199
4.000%, 07/24/15	250	250
Morgan Stanley (MTN)
5.450%, 01/09/17	650	669
Nordea Bank AB
4.875%, 05/13/21 144A	575	553
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	582
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	550	504
Westpac Banking
3.000%, 08/04/15	350	361

		17,133

Food, Beverage & Tobacco — 0.5%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	625	823

Healthcare — 0.5%
Amgen
3.450%, 10/01/20	340	346
Johnson & Johnson
5.950%, 08/15/37	440	589

		935

Industrials — 1.3%
Amphenol
4.000%, 02/01/22	495	504
CRH America
4.125%, 01/15/16	610	619
L-3 Communications
4.950%, 02/15/21	510	533
Republic Services
5.700%, 05/15/41	580	688

		2,344

	Par (000)	Value (000)

Insurance — 2.6%
AON
3.500%, 09/30/15	$575	$601
Berkshire Hathaway Finance
4.250%, 01/15/21	400	438
Hartford Financial Services Group
6.300%, 03/15/18	465	502
MetLife
7.717%, 02/15/19	270	344
6.400%, 12/15/36	520	513
Principal Financial Group
8.875%, 05/15/19	350	451
Prudential Financial
7.375%, 06/15/19	685	848
5.375%, 06/21/20	75	84
Reinsurance Group of America
6.450%, 11/15/19	720	814

		4,595

Materials — 0.9%
ArcelorMittal
7.000%, 10/15/39	565	557
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	525	522
International Paper
7.500%, 08/15/21	460	591

		1,670

Real Estate Investment Trusts — 2.3%
CommonWealth REIT
5.875%, 09/15/20	785	806
Digital Realty Trust LP
4.500%, 07/15/15	750	783
Health Care REIT
5.250%, 01/15/22	715	755
ProLogis LP
4.500%, 08/15/17	320	329
6.625%, 12/01/19	370	416
Realty Income
6.750%, 08/15/19	390	456
WEA Finance LLC
4.625%, 05/10/21 144A	415	438

		3,983

Retail — 1.0%
Advance Auto Parts
4.500%, 01/15/22	350	372
AutoZone
4.000%, 11/15/20	200	211
Kroger
6.400%, 08/15/17	265	322
Wal-Mart Stores
5.250%, 09/01/35	650	766

		1,671

Technology — 1.1%
Hewlett-Packard
3.000%, 09/15/16	725	757
KLA-Tencor
6.900%, 05/01/18	570	684

See Notes to Schedules of Investments.
40

	Par (000)	Value (000)

CORPORATE BONDS — continued
Technology — continued
Xerox
6.400%, 03/15/16	$500	$568

		2,009

Telecommunications — 2.0%
America Movil SAB de CV
5.000%, 03/30/20	630	715
AT&T
6.300%, 01/15/38	500	617
Bellsouth Capital Funding
7.875%, 02/15/30	145	192
Corning
4.750%, 03/15/42	365	371
GTE
6.940%, 04/15/28	805	1,002
Telefonica Emisiones SAU
3.992%, 02/16/16	700	704

		3,601

Transportation — 0.3%
Ryder System (MTN)
3.150%, 03/02/15	565	586

Utilities — 2.6%
Bruce Mansfield Unit
6.850%, 06/01/34	558	596
Dominion Resources
6.400%, 06/15/18	435	539
Exelon Generation LLC
5.750%, 10/01/41	585	673
Midamerican Energy Holdings
6.125%, 04/01/36	410	508
Progress Energy
7.050%, 03/15/19	580	722
Puget Sound Energy
5.757%, 10/01/39	395	481
Toledo Edison
7.250%, 05/01/20	495	622
Xcel Energy
4.700%, 05/15/20	400	453

		4,594
Total Corporate Bonds
(Cost $50,750)		54,892

MUNICIPAL BONDS — 0.7%
Ohio — 0.3%
Ohio State University General Receipts (RB)
4.910%, 06/01/40	435	498

Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	555	672
Total Municipal Bonds
(Cost $988)		1,170

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 32.5%
Federal Home Loan Mortgage Corporation — 1.5%
9.500%, 10/01/20	45	51
8.500%, 09/01/16	2	2
8.000%, 07/01/25	42	50

	Par (000)	Value (000)

7.000%, 11/01/28	$210	$245
4.500%, 07/01/40	2,097	2,229

		2,577

Federal National Mortgage Association — 28.7%
9.000%, 11/01/24	83	102
7.000%, 10/01/33	77	90
6.000%, 07/01/28	0	0
6.000%, 01/01/34	89	99
6.000%, 09/01/36	0	0
6.000%, 09/01/38	2,035	2,258
5.500%, 12/01/33	3,825	4,187
5.500%, 05/01/35	710	775
5.500%, 12/01/36	2,502	2,733
5.000%, 06/01/20	1,542	1,670
5.000%, 04/01/23	824	888
5.000%, 10/01/35	4,713	5,096
5.000%, 06/01/37	1,504	1,626
5.000%, 03/01/40	2,521	2,747
4.500%, 08/01/20	2,807	3,017
4.500%, 09/01/35	1,391	1,484
4.500%, 10/01/39	6,587	7,027
4.500%, 01/01/40	1,731	1,846
4.500%, 04/01/41	1,040	1,109
4.000%, 03/01/26	1,691	1,796
4.000%, 11/01/40	3,316	3,494
4.000%, 01/01/41	1,531	1,629
4.000%, 02/01/41	2,124	2,238
4.000%, 12/01/41	1,986	2,093
3.500%, 03/01/41	2,681	2,775

		50,779

Government National Mortgage Association — 2.3%
8.500%, 11/15/21	30	31
8.500%, 07/15/22	6	7
8.250%, 04/20/17	2	2
8.000%, 01/15/30	193	235
6.500%, 06/15/32	95	111
6.000%, 08/15/32	45	51
6.000%, 11/15/34	6	7
4.500%, 07/15/39	1,728	1,889
4.000%, 09/15/41	1,704	1,838

		4,171
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $54,750)		57,527

U.S. TREASURY OBLIGATIONS — 23.5%
U.S. Treasury Bonds — 5.2%
4.500%, 02/15/36	6,605	8,382
3.750%, 08/15/41	730	827

		9,209

U.S. Treasury Notes — 18.3%
3.000%, 09/30/16	1,600	1,760
2.625%, 08/15/20	3,135	3,365
2.250%, 01/31/15	135	142
2.000%, 02/15/22	120	120
1.750%, 08/15/12	7,855	7,913
1.375%, 04/15/12	3,430	3,435
1.375%, 01/15/13	2,560	2,586
1.375%, 05/15/13	2,250	2,281

See Notes to Schedules of Investments.
41

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
1.250%, 10/31/15	$2,325	$2,381
1.250%, 01/31/19	415	412
0.750%, 05/31/12	8,060	8,073

		32,468

Total U.S. Treasury Obligations
(Cost $40,411)		41,677

	Number of Shares

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	60,500	95
Freddie Mac*	44,080	68
Total Preferred Stocks
(Cost $2,502)		163

AFFILIATED MONEY MARKET FUND — 5.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	9,068,087	9,068
Total Affiliated Money Market Fund
(Cost $9,068)		9,068

TOTAL INVESTMENTS — 103.9%
(Cost $176,762)**		184,089
Other Assets & Liabilities – (3.9)%		(6,952)
TOTAL NET ASSETS — 100.0%		$177,137

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $176,853.

Gross unrealized appreciation (000)	$9,699
Gross unrealized depreciation (000)	(2,463)

Net unrealized appreciation (000)	$7,236

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,946 (000) and represents 1.10% of net assets as of February 29, 2012.

    Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
42

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$9,068	$ –	$–	$ 9,068
Asset-Backed Securities	–	13,233	–	13,233
Collateralized Mortgage Obligation	–	1,687	–	1,687
Commercial Mortgage-Backed Securities	–	4,672	–	4,672
Corporate Bonds	–	54,892	–	54,892
Municipal Bonds	–	1,170	–	1,170
Preferred Stocks	163	–	–	163
U.S. Government Agency Mortgage-Backed Obligations	–	57,527	–	57,527
U.S. Treasury Obligations	–	41,677	–	41,677

Total Assets – Investments in Securities	$9,231	$174,858	$–	$184,089

See Notes to Schedules of Investments.
43

P N C G o v e r n m e n t M o r t g a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	$40	$46
Freddie Mac, Series 2642, Cl JE
5.000%, 09/15/32	1,500	1,635
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,050	1,144
Total Collateralized Mortgage Obligations
(Cost $2,689)		2,825
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 93.1%
Federal Home Loan Mortgage Corporation — 11.5%
12.250%, 08/01/15	14	14
9.000%, 04/01/16 to 09/01/20	39	44
8.500%, 09/01/17 to 01/01/22	46	51
8.000%, 02/01/17 to 03/01/22	37	41
7.000%, 05/01/31	37	43
6.000%, 10/01/32	378	422
5.500%, 03/01/28 to 12/01/36	2,754	2,996
5.000%, 11/01/35	1,639	1,769
4.500%, 03/01/40 to 07/01/40	4,992	5,369
4.000%, 09/01/40	1,593	1,674

		12,423

Federal National Mortgage Association — 68.0%
12.500%, 05/01/15	3	4
11.250%, 05/01/14	5	5
10.000%, 06/01/21	7	8
9.000%, 02/01/17 to 10/01/19	7	8
8.500%, 11/01/21 to 09/01/23	21	24
8.000%, 02/01/23 to 03/01/23	8	9
7.500%, 09/01/22 to 07/01/31	156	187
7.000%, 12/01/15 to 09/01/31	125	142
6.500%, 12/01/12 to 02/01/38	2,484	2,821
6.000%, 06/01/27 to 07/01/37	7,405	8,206
5.500%, 09/01/17 to 03/01/36	9,819	10,737
5.000%, 06/01/18 to 10/01/39	13,675	14,832
4.500%, 04/01/18 to 08/01/40	20,073	21,582
4.000%, 07/01/25 to 03/01/41	9,254	9,784
3.500%, 10/01/26 to 11/01/41	4,764	4,948

		73,297

Government National Mortgage Association — 13.6%
15.000%, 05/15/12 to 01/15/13	14	14
14.000%, 09/15/12 to 02/15/15	5	5
13.500%, 10/15/12 to 01/20/15	31	32
13.000%, 10/15/13 to 06/15/15	18	18
12.500%, 10/15/13 to 11/20/15	52	52
12.000%, 12/15/12 to 09/15/15	46	47
11.500%, 02/15/13 to 08/15/14	16	17
9.250%, 12/20/16 to 05/15/21	29	29
9.000%, 04/15/16 to 11/15/24	172	193
8.750%, 12/15/16	31	31
8.500%, 01/15/17 to 09/15/24	144	158
8.000%, 04/15/17 to 05/20/30	444	519

	Par (000)	Value (000)
7.500%, 09/20/15 to 09/20/30	$860	$979
7.000%, 09/20/15 to 06/15/32	1,308	1,543
6.500%, 10/15/22 to 09/15/31	1,212	1,400
6.000%, 07/20/29	350	395
5.000%, 10/15/39	2,336	2,589
4.500%, 03/15/39 to 08/15/39	4,632	5,075
4.000%, 10/15/41	1,482	1,599

		14,695
Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $93,663)		100,415

	Number of Shares

AFFILIATED MONEY MARKET FUND — 4.0%
PNC Advantage Institutional Money Market Fund, Institutional Class†	4,319,765	4,320
Total Affiliated Money Market Fund
(Cost $4,320)		4,320

TOTAL INVESTMENTS — 99.7%
(Cost $100,672)*		107,560
Other Assets & Liabilities – 0.3%		322
TOTAL NET ASSETS — 100.0%		$107,882

*	Aggregate cost for Federal income tax purposes is (000) $100,672.

Gross unrealized appreciation (000)	$6,908
Gross unrealized depreciation (000)	(20)

Net unrealized appreciation (000)	$6,888

†	See Note 2 in Notes to Schedules of Investments.

    Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
44

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$4,320	$ –	$–	$ 4,320
Collateralized Mortgage Obligations	–	2,825	–	2,825
U.S. Government Agency Mortgage- Backed Obligations	–	100,415	–	100,415

Total Assets – Investments in Securities	$4,320	$103,240	$–	$107,560

See Notes to Schedules of Investments.	45

P N C H i g h Y i e l d B o n d F u n d
S C H E D U L E O F I N V E S TM E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

CORPORATE BONDS — 94.9%
Aerospace — 2.5%
BE Aerospace
8.500%, 07/01/18	$100	$111
Spirit Aerosystems
7.500%, 10/01/17	75	82

		193

Airlines — 2.1%
Delta Air Lines
9.500%, 09/15/14 144A	150	161

Cable — 5.0%
AMC Networks
7.750%, 07/15/21 144A	100	112
Belo
8.000%, 11/15/16	150	167
DISH DBS
7.750%, 05/31/15	100	113

		392

Consumer Non-Cyclical — 5.6%
Hanesbrands
8.000%, 12/15/16	150	167
Interface
7.625%, 12/01/18	65	71
Quiksilver
6.875%, 04/15/15	200	200

		438

Consumer Services — 10.8%
General Motors Escrow Bond
8.375%, 12/31/49 (A) (B)	405	4
MGM Resorts International
11.125%, 11/15/17	200	228
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	75	82
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	150	156
Royal Caribbean Cruises
11.875%, 07/15/15	95	116
7.500%, 10/15/27	150	151
Speedway Motorsports
6.750%, 02/01/19	100	104

		841

Energy — 10.9%
Copano Energy LLC
7.750%, 06/01/18	165	175
Encore Acquisition
9.500%, 05/01/16	100	112
Samson Investment
9.750%, 02/15/20 144A	225	237
Tesoro
9.750%, 06/01/19	180	204
Transocean
6.375%, 12/15/21	100	118

		846

Financials — 5.0%
JPMorgan Chase
7.900%, 04/29/49 (C)	85	93

	Par (000)	Value (000)

Morgan Stanley
5.500%, 07/28/21	$50	$49
Wells Fargo
7.980%, 03/29/49 (C)	225	245

		387

Food, Beverage & Tobacco — 3.6%
Del Monte
7.625%, 02/15/19	175	175
TreeHouse Foods
7.750%, 03/01/18	100	110

		285

Healthcare — 6.1%
HCA
8.500%, 04/15/19	225	252
Mylan
7.875%, 07/15/20 144A	200	224

		476

Industrials — 17.9%
Darling International
8.500%, 12/15/18	100	112
H&E Equipment Services
8.375%, 07/15/16	160	166
Huntington Ingalls Industries
6.875%, 03/15/18	200	211
Iron Mountain
8.750%, 07/15/18	100	104
K Hovnanian Enterprises
10.625%, 10/15/16	150	140
Masco
7.750%, 08/01/29	177	178
Owens-Illinois
7.800%, 05/15/18	100	113
Pulte Group
7.875%, 06/15/32	120	110
Terex
10.875%, 06/01/16	100	114
USG
8.375%, 10/15/18 144A	145	149

		1,397

Materials — 7.8%
APERAM
7.750%, 04/01/18 144A	50	47
ArcelorMittal
9.850%, 06/01/19	150	182
Clearwater Paper
7.125%, 11/01/18	100	106
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	100	109
Peabody Energy
7.875%, 11/01/26	150	161

		605

Media — 1.2%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 144A	150	91

Retail — 3.1%
Limited Brands
8.500%, 06/15/19	200	239

See Notes to Schedules of Investments.
46

	Par (000)	Value (000)

CORPORATE BONDS — continued
Technology — 6.0%
Mantech International
7.250%, 04/15/18	$175	$182
Seagate HDD Cayman
7.750%, 12/15/18	100	113
SunGard Data Systems
10.625%, 05/15/15	160	170

		465

Transportation — 4.6%
Florida East Coast Railway
8.125%, 02/01/17	200	202
PHI
8.625%, 10/15/18	150	154

		356

Utilities — 2.7%
Calpine
7.500%, 02/15/21 144A	100	108
Puget Energy
6.000%, 09/01/21	100	107

		215
Total Corporate Bonds
(Cost $6,985)		7,387

	Number of Shares

COMMON STOCK — 0.5%
Automotive — 0.5%
General Motors*	1,645	43
Total Common Stock
(Cost $97)		43

PREFERRED STOCKS — 0.3%
Financial Conduits — 0.3%
Fannie Mae*	10,000	15
Freddie Mac*	3,000	5
Total Preferred Stocks
(Cost $324)		20

WARRANTS — 0.5%
General Motors, Cl A	1,496	25
General Motors, Cl B	1,496	17
Total Warrants
(Cost $114)		42

AFFILIATED MONEY MARKET FUND — 4.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	315,609	316
Total Affiliated Money Market Fund
(Cost $316)		316

Value (000)

TOTAL INVESTMENTS — 100.3%
(Cost $7,836)**	$7,808
Other Assets & Liabilities – (0.3)%	(24)
TOTAL NET ASSETS — 100.0%	$7,784

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $ 7,863.

Gross unrealized appreciation (000)	$447
Gross unrealized depreciation (000)	(502)
Net unrealized depreciation (000)	$(55)

†	See Note 2 in Notes to Schedules of Investments
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Security in default.
(C)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $1,367 (000) and represents 17.6% of net assets as of February 29, 2012.

    Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
47

P N C H i g h Y i e l d B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$316	$ –	$–	$ 316
Corporate Bonds	–	7,383	4	7,387
Common Stock	43		–	43
Preferred Stocks	20	–	–	20
Warrants	42	–	–	42

Total Assets – Investments in Securities	$421	$7,383	$4	$7,808

Level 3 Reconciliation:

Following is a reconciliation of Level 3 investments and other assets for which significant unobservable inputs were used to determine fair value:

Corporate Bonds
Balance, 05/31/11	$–
Accrued discounts/premiums	–
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Purchases	–
Sales	–
Transfers in and/or out of Level 3*	4

Balance, 02/29/12	$4

*

The Fund had a security valued at $4 (000) as of February 29, 2012 that was transferred from Level 2 to Level 3 of the valuation hierarchy. The Corporate Bond that transferred from Level 2 to Level 3 was manually fair valued by the Adviser’s pricing committee, including the use of a single Broker Quote, due to the absence of available independent pricing service coverage.

See Notes to Schedules of Investments.
48

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 9.4%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$1,130	$1,131
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	1,165	1,167
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	2,635	2,635
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	1,243	1,246
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	2,625	2,680
Hyundai Auto Receivables Trust,
Series 2011-C, Cl A4
1.300%, 02/15/18	2,000	2,019
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	1,412	1,414
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	421	422
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	1,650	1,654
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	891	892
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	3,730	3,835
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	1,800	1,837

		20,932
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	3,145	3,190
Discover Card Master Trust,
Series 2012-A1, Cl A1
0.810%, 08/15/17	480	480
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	980	1,000
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,570	1,576
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/22	850	851

		7,097

Utilities — 2.1%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	649

	Par (000)	Value (000)

PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	$6,000	$7,115

		7,764
Total Asset Backed Securities (Cost $34,416)		35,793

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	6,066
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	5,184
Total Collateralized Mortgage Obligations (Cost $10,546)		11,250

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.6%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	1,961	2,164
Total Commercial Mortgage-Backed Security (Cost $2,120)		2,164

CORPORATE BONDS — 47.6%
Automotive — 0.5%
BorgWarner
4.625%, 09/15/20	843	904
Toyota Motor Credit (MTN)
2.800%, 01/11/16	950	995
2.050%, 01/12/17	200	204

		2,103

Cable — 2.5%
Comcast
5.700%, 05/15/18	1,163	1,374
DIRECTV Holdings LLC
3.500%, 03/01/16	455	481
4.600%, 02/15/21	1,460	1,583
Historic TW
6.875%, 06/15/18	1,425	1,760
NBCUniversal Media LLC
5.150%, 04/30/20	1,660	1,919
News America
6.900%, 03/01/19	1,090	1,325
Viacom
2.500%, 12/15/16	280	289
3.500%, 04/01/17	800	859

		9,590

Consumer Discretionary — 0.5%
Hasbro
6.300%, 09/15/17	1,176	1,346
Marriott International
3.000%, 03/01/19	460	459

		1,805

Consumer Non-Cyclical — 0.2%
VF
1.243%, 08/23/13 (A)	650	650

See Notes to Schedules of Investments.
49

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Consumer Staples — 0.3%
Procter & Gamble
0.451%, 02/06/14 (A)	$1,265	$1,266

Energy — 3.1%
Anadarko Petroleum
8.700%, 03/15/19	800	1,065
Enterprise Products Operating LLC
3.200%, 02/01/16	1,480	1,561
EQT
8.125%, 06/01/19	930	1,103
Hess
8.125%, 02/15/19	930	1,210
Kinder Morgan Energy Partners LP
5.950%, 02/15/18	1,110	1,321
Nexen
6.200%, 07/30/19	900	1,069
ONEOK Partners LP
3.250%, 02/01/16	845	884
Petrobras International Finance
3.875%, 01/27/16	1,360	1,419
Weatherford International
5.125%, 09/15/20	850	939
Williams Partners LP
4.125%, 11/15/20	1,130	1,193

		11,764

Financials — 13.6%
American Express
7.000%, 03/19/18	1,343	1,654
Ameriprise Financial
7.300%, 06/28/19	970	1,186
Bank of America
5.750%, 12/01/17	2,065	2,162
Barclays Bank PLC
6.750%, 05/22/19	1,025	1,177
BB&T
2.050%, 04/28/14	375	383
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	1,433	1,410
Capital One Bank USA NA
8.800%, 07/15/19	1,725	2,108
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	825	979
7.050%, 10/01/18	345	441
Citigroup
6.010%, 01/15/15	1,935	2,107
4.875%, 05/07/15	1,136	1,177
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	1,560	1,606
Credit Suisse
5.400%, 01/14/20	1,830	1,838
First Niagara Financial Group
6.750%, 03/19/20	1,050	1,143
General Electric Capital
5.500%, 01/08/20	5,210	5,945
Goldman Sachs Group
5.950%, 01/18/18	817	883
6.150%, 04/01/18	1,700	1,843
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	425	443
HSBC Bank USA NA
4.875%, 08/24/20	1,300	1,308

	Par (000)	Value (000)

JPMorgan Chase
6.125%, 06/27/17	$1,186	$1,334
6.000%, 01/15/18	2,940	3,407
4.625%, 05/10/21	580	616
Mellon Funding
5.500%, 11/15/18	2,000	2,300
Merrill Lynch (MTN)
6.875%, 04/25/18	1,085	1,181
Morgan Stanley
2.875%, 07/28/14	1,405	1,394
Morgan Stanley (MTN)
5.450%, 01/09/17	1,435	1,477
Nordea Bank AB
4.875%, 05/13/21 144A	925	889
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	2,000	1,977
Svenska Handelsbanken AB
3.125%, 07/12/16	660	679
TIAA Global Markets
4.950%, 07/15/13 144A	1,000	1,053
Toronto-Dominion Bank
1.375%, 07/14/14	940	956
UBS AG
5.750%, 04/25/18	925	1,022
Wachovia
5.625%, 10/15/16	1,395	1,568
Wachovia (MTN)
5.750%, 02/01/18	155	180
Wachovia Bank NA
5.600%, 03/15/16	1,030	1,151
Westpac Banking
3.000%, 08/04/15	635	655

		51,632

Food, Beverage & Tobacco — 0.7%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	750	987
Coca-Cola
0.553%, 05/15/12 (A)	1,000	1,001
1.800%, 09/01/16	630	648

		2,636

Healthcare — 1.4%
Amgen
3.450%, 10/01/20	750	763
Johnson & Johnson
0.593%, 05/15/14 (A)	645	649
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,405
Quest Diagnostics
1.424%, 03/24/14 (A)	685	688
Sanofi
4.000%, 03/29/21	890	988
Teva Pharmaceutical Finance BV
1.423%, 11/08/13 (A)	650	657

		5,150

Industrials — 1.1%
CRH America
4.125%, 01/15/16	1,125	1,141
Deere
4.375%, 10/16/19	15	17

See Notes to Schedules of Investments.
50

	Par (000)	Value (000)

CORPORATE BONDS — continued
Industrials — continued
GATX
4.750%, 10/01/12	$940	$958
L-3 Communications
4.950%, 02/15/21	1,040	1,087
Republic Services
5.000%, 03/01/20	850	960

		4,163

Insurance — 3.3%
ACE INA Holdings
2.600%, 11/23/15	470	487
AON
3.500%, 09/30/15	800	836
Berkshire Hathaway
3.750%, 08/15/21	2,270	2,384
Hartford Financial Services Group
6.300%, 03/15/18	855	924
MetLife
6.817%, 08/15/18	935	1,144
7.717%, 02/15/19	1,250	1,592
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,402
Principal Financial Group
8.875%, 05/15/19	875	1,128
Prudential Financial
7.375%, 06/15/19	965	1,194
5.375%, 06/21/20	300	338
Reinsurance Group of America
6.450%, 11/15/19	955	1,080

		12,509

Materials — 1.1%
ArcelorMittal
9.850%, 06/01/19	760	922
5.250%, 08/05/20	800	788
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,230	1,224
International Paper
7.500%, 08/15/21	840	1,078

		4,012

Real Estate Investment Trusts — 1.9%
Boston Properties LP
4.125%, 05/15/21	950	1,004
CommonWealth REIT
5.875%, 09/15/20	910	934
Digital Realty Trust LP
4.500%, 07/15/15	1,340	1,398
Health Care REIT
4.950%, 01/15/21	900	941
ProLogis LP
4.500%, 08/15/17	550	566
6.625%, 12/01/19	450	506
Realty Income
5.950%, 09/15/16	1,035	1,153
WEA Finance LLC
4.625%, 05/10/21 144A	825	870

		7,372

	Par (000)	Value (000)

Retail — 2.1%
Advance Auto Parts
4.500%, 01/15/22	$590	$628
AutoZone
4.000%, 11/15/20	480	506
Kroger
6.150%, 01/15/20	915	1,129
McDonald’s (MTN)
5.000%, 02/01/19	10	12
Safeway
3.950%, 08/15/20	2,065	2,075
Target
0.610%, 01/11/13 (A)	415	415
0.735%, 07/18/14 (A)	1,003	1,006
Wal-Mart Stores
5.800%, 02/15/18	10	12
3.625%, 07/08/20	1,035	1,132
Yum Brands
3.750%, 11/01/21	915	946

		7,861

Technology — 2.3%
Amphenol
4.750%, 11/15/14	750	812
4.000%, 02/01/22	170	173
Google
3.625%, 05/19/21	1,255	1,389
Hewlett-Packard
3.750%, 12/01/20	2,375	2,418
International Business Machines
7.625%, 10/15/18	1,100	1,490
KLA-Tencor
6.900%, 05/01/18	1,140	1,369
Xerox
6.400%, 03/15/16	690	783
4.500%, 05/15/21	255	260

		8,694

Telecommunications — 3.0%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,686
AT&T
2.400%, 08/15/16	300	313
5.800%, 02/15/19	1,930	2,329
4.450%, 05/15/21	300	336
Corning
6.625%, 05/15/19	1,385	1,694
GTE
6.840%, 04/15/18	2,445	3,024
Telefonica Emisiones SAU
3.992%, 02/16/16	1,660	1,670
Verizon Communications
5.500%, 02/15/18	285	339

		11,391

Transportation — 1.3%
Burlington Northern Santa Fe
5.750%, 03/15/18	1,030	1,221
Norfolk Southern
7.700%, 05/15/17	1,000	1,262
Ryder System (MTN)
3.150%, 03/02/15	1,090	1,130

See Notes to Schedules of Investments.
51

P N C I n t e r m e d i a t e B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Transportation — continued
Union Pacific
5.750%, 11/15/17	$1,078	$1,287

		4,900

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 6.5%
Ally Financial (TLGP) (FDIC)
0.559%, 12/19/12 (A)	1,470	1,473
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	7,355	7,469
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 06/22/12	880	885
2.125%, 12/26/12	7,280	7,397
Wells Fargo (TLGP) (FDIC)
0.766%, 06/15/12 (A)	7,610	7,625

		24,849

Utilities — 2.2%
Dominion Resources
6.400%, 06/15/18	1,000	1,238
Exelon Generation LLC
4.000%, 10/01/20	2,695	2,818
Metropolitan Edison
7.700%, 01/15/19	900	1,133
Midamerican Energy Holdings
5.750%, 04/01/18	1,335	1,585
Progress Energy
7.050%, 03/15/19	800	996
Southern
1.950%, 09/01/16	750	761

		8,531
Total Corporate Bonds (Cost $170,251)		180,878

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.8%
Federal National Mortgage Association — 9.8%
5.000%, 06/01/23	1,776	1,915
5.000%, 02/01/35	3,626	3,921
5.000%, 08/01/35	42	46
5.000%, 03/01/36	2,660	2,876
4.500%, 08/01/20	2,717	2,920
4.500%, 04/01/23	907	972
4.500%, 01/01/25	1,264	1,353
4.500%, 11/01/40	5,284	5,676
4.500%, 04/01/41	4,526	4,828
4.500%, 08/01/41	1,767	1,885
4.000%, 07/01/25	3,120	3,306
4.000%, 01/01/41	3,593	3,822
4.000%, 02/01/41	3,580	3,773

		37,293

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	16	18
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $35,753)		37,311

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 27.0%
U.S. Treasury Notes — 27.0%
4.250%, 08/15/13	$29,290	$30,988
3.000%, 09/30/16	9,745	10,719
2.625%, 01/31/18	9,100	9,894
2.625%, 08/15/20	6,135	6,586
2.375%, 08/31/14	10	10
2.250%, 01/31/15	350	368
2.125%, 08/15/21	14,075	14,352
2.000%, 02/15/22	580	581
1.875%, 10/31/17	4,700	4,913
1.750%, 08/15/12	2,815	2,836
1.375%, 04/15/12	7,100	7,111
1.375%, 05/15/13	3,645	3,695
1.250%, 08/31/15	3,025	3,100
1.250%, 10/31/15	2,310	2,366
1.250%, 01/31/19	5,155	5,112

		102,631
Total U.S. Treasury Obligations (Cost $101,172)		102,631

	Number of Shares

AFFILIATED MONEY MARKET FUND — 3.8%
PNC Advantage Institutional Money Market Fund, Institutional Class†	14,468,234	14,468
Total Affiliated Money Market Fund (Cost $14,468)		14,468

TOTAL INVESTMENTS — 101.2% (Cost $368,726)*		384,495
Other Assets & Liabilities – (1.2)%		(4,568)
TOTAL NET ASSETS — 100.0%		$379,927

*	Aggregate cost for Federal income tax purposes is (000) $368,812.

Gross unrealized appreciation (000)	$15,834
Gross unrealized depreciation (000)	(151)

Net unrealized appreciation (000)	$15,683

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,634 (000) and represents 1.75% of net assets as of February 29, 2012.

Please	see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
52

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$14,468	$ –	$–	$ 14,468
Asset-Backed Securities	–	35,793	–	35,793
Collateralized Mortgage Obligations	–	11,250	–	11,250
Commercial Mortgage-Backed Security	–	2,164	–	2,164
Corporate Bonds	–	180,878	–	180,878
U.S. Government Agency Mortgage-Backed Obligations	–	37,311	–	37,311
U.S. Treasury Obligations	–	102,631	–	102,631

Total Assets – Investments in Securities	$14,468	$370,027	$–	$384,495

See Notes to Schedules of Investments.
53

P N C L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 18.2%
Automotive — 13.0%
BMW Vehicle Lease Trust,
Series 2010-1, Cl A3
0.820%, 04/15/13	$1,886	$1,888
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	1,280	1,285
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	3,100	3,106
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	2,175	2,175
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	1,021	1,024
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	2,450	2,465
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	4,060	4,075
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	3,130	3,151
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	2,784	2,800
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	1,800	1,806
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	1,538	1,540
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,650	1,656
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	4,750	4,750
USAA Auto Owner Trust,
Series 2009-2, Cl A3
1.540%, 02/18/14	185	186
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	2,845	2,851
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,940
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	2,715	2,729

		42,427

Credit Cards — 2.9%
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	5,185	5,260

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	$1,690	$1,725
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	2,460	2,469

		9,454

Equipment — 0.9%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	1,650	1,656
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	1,220	1,230

		2,886

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	30	29

Utilities — 1.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	4,360	4,367
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	302	310

		4,677
Total Asset Backed Securities (Cost $59,271)		59,473

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.0%
Fannie Mae, Series 2003-113, Cl PD
4.000%, 02/25/17	803	815
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	192	193
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	1,525	1,556
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	2,725	2,969
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	2,739	2,951
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	527	534
Fannie Mae, Series 2005-97, Cl HB
5.000%, 05/25/29	664	670
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	883	910
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	3,328	3,425
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	2,299	2,329
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	3,155	3,351
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	2,965	3,218
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	3,150	3,240

See Notes to Schedules of Investments.
54

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 3057, Cl DG
4.500%, 07/15/23	$465	$470
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	1,297	1,391
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	2,255	2,303
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	1,186	1,253
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,872	3,049
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	1,500	1,532
Total Collateralized Mortgage Obligations (Cost $36,397)		36,159

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,007	1,008
Credit Suisse First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	268	269
Total Commercial Mortgage-Backed Securities (Cost $1,278)		1,277

CORPORATE BONDS — 25.0%
Automotive — 0.7%
Toyota Motor Credit
1.250%, 11/17/14	2,300	2,331

Cable — 1.0%
DIRECTV Holdings LLC
3.550%, 03/15/15	810	860
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,823
Time Warner Cable
8.250%, 02/14/14	400	455

		3,138

Energy — 0.3%
BP Capital Markets PLC
3.625%, 05/08/14	900	953

Financials — 15.3%
Abbey National Treasury Services PLC
2.875%, 04/25/14	1,365	1,360
American Express
7.250%, 05/20/14	575	648
American Express Credit
7.300%, 08/20/13	1,000	1,087
American Honda Finance
1.850%, 09/19/14 144A	1,900	1,928
Bank of America (MTN)
7.375%, 05/15/14	2,465	2,664
Barclays Bank PLC
2.375%, 01/13/14	2,630	2,634
BB&T
2.050%, 04/28/14	1,320	1,347

	Par (000)	Value (000)

Capital One Bank USA NA
6.500%, 06/13/13	$800	$842
Capital One Financial
2.125%, 07/15/14	820	822
Caterpillar Financial Services (MTN)
6.125%, 02/17/14	1,500	1,656
Citigroup
6.000%, 12/13/13	2,475	2,626
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	955
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,265	2,266
Credit Suisse
5.500%, 05/01/14	300	321
Credit Suisse (MTN)
5.000%, 05/15/13	2,700	2,806
Deutsche Bank AG
2.375%, 01/11/13	1,630	1,643
General Electric Capital
2.150%, 01/09/15	2,475	2,539
Goldman Sachs Group
5.250%, 10/15/13	2,500	2,618
HSBC Bank USA NA
4.625%, 04/01/14	1,758	1,859
HSBC USA
2.375%, 02/13/15	275	279
JPMorgan Chase
3.700%, 01/20/15	3,970	4,215
Morgan Stanley
6.000%, 05/13/14	2,465	2,583
Nordea Bank AB
2.125%, 01/14/14 144A	500	497
PACCAR Financial (MTN)
1.550%, 09/29/14	1,700	1,721
UBS AG
2.250%, 08/12/13	600	602
UBS AG (MTN)
2.250%, 01/28/14	500	500
Wells Fargo
3.625%, 04/15/15	1,715	1,838
Wells Fargo Bank NA
4.750%, 02/09/15	1,625	1,748
Westpac Banking
4.200%, 02/27/15	3,310	3,539

		50,143

Food, Beverage & Tobacco — 0.3%
General Mills
5.200%, 03/17/15	1,000	1,118

Healthcare — 0.9%
Sanofi
0.884%, 03/28/14(A)	1,560	1,567
1.200%, 09/30/14	450	457
Teva Pharmaceutical Finance III BV
1.700%, 03/21/14	975	993

		3,017

Insurance — 1.5%
Berkshire Hathaway
1.203%, 08/15/14(A)	700	709
MetLife
2.375%, 02/06/14	1,915	1,967

See Notes to Schedules of Investments.
55

P N C L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Insurance — continued
Prudential Financial (MTN)
2.750%, 01/14/13	$515	$523
5.150%, 01/15/13	1,571	1,629

		4,828

Materials — 0.5%
EI du Pont de Nemours
5.875%, 01/15/14	1,400	1,528

Metals & Mining — 0.2%
Barrick Gold
1.750%, 05/30/14	650	663

Retail — 0.3%
Kroger
7.500%, 01/15/14	925	1,035

Technology — 1.0%
Hewlett-Packard
2.350%, 03/15/15	2,475	2,533
HP Enterprise Services LLC
6.000%, 08/01/13	832	887

		3,420

Telecommunications — 1.1%
AT&T
0.875%, 02/13/15	750	748
Telefonica Emisiones SAU
2.582%, 04/26/13	1,355	1,355
Verizon New England
4.750%, 10/01/13	1,460	1,536

		3,639

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 0.4%
John Deere Capital (MTN) (TLGP) (FDIC)
2.875%, 06/19/12	1,150	1,159

Utilities — 1.5%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,849
Midamerican Energy Holdings
5.000%, 02/15/14	1,272	1,372
NextEra Energy Capital Holdings
0.920%, 11/09/12 (A)	1,050	1,048
Progress Energy
6.050%, 03/15/14	450	496

		4,765
Total Corporate Bonds (Cost $80,516)		81,737

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 6.6%

Federal Home Loan Mortgage Corporation — 1.9%
6.000%, 05/01/21	713	768
5.500%, 03/01/22	679	737
5.500%, 04/01/22	904	980
5.060%, 03/01/36 (A)	860	912
4.500%, 02/01/19	644	702
4.500%, 05/01/19	2,111	2,249

		6,348

	Par (000)	Value (000)

Federal National Mortgage Association — 4.7%
6.000%, 09/01/16	$191	$204
5.500%, 09/01/17	524	571
5.500%, 10/01/17	205	224
5.500%, 11/01/18	489	534
5.000%, 06/01/18	480	520
5.000%, 12/01/21	770	833
4.936%, 01/01/36 (A)	943	999
4.500%, 04/01/14	98	105
4.500%, 06/01/21	2,120	2,279
3.500%, 06/01/20	2,950	3,096
3.500%, 11/01/20	2,860	3,001
3.304%, 04/01/35 (A)	773	818
2.534%, 12/01/34 (A)	361	383
2.415%, 11/01/32 (A)	60	61
2.346%, 07/01/34 (A)	513	550
2.345%, 08/01/33 (A)	524	556
2.299%, 09/01/36 (A)	554	585

		15,319
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $20,767)		21,667

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.9%
Federal Home Loan Mortgage Corporation — 2.7%
4.875%, 11/15/13	3,605	3,886
2.125%, 09/21/12	5,070	5,125

		9,011

Federal National Mortgage Association — 1.2%
4.625%, 10/15/13	3,600	3,849
Total U.S. Government Agency Obligations (Cost $12,668)		12,860

U.S. TREASURY OBLIGATIONS — 31.7%
U.S. Treasury Notes — 31.7%
3.125%, 04/30/13	11,850	12,249
2.250%, 01/31/15	6,220	6,547
2.000%, 11/30/13	21,715	22,361
1.375%, 01/15/13	12,985	13,118
1.000%, 05/15/14	25,690	26,066
0.500%, 08/15/14	23,390	23,463
Total U.S. Treasury Obligations (Cost $103,652)		103,804

See Notes to Schedules of Investments.
56

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 2.8%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	9,134,454	$9,134
Total Affiliated Money Market Fund
(Cost $9,134)		9,134

TOTAL INVESTMENTS — 99.6% (Cost $323,683)*		326,111
Other Assets & Liabilities – 0.4%		1,291
TOTAL NET ASSETS — 100.0%		$327,402

*	Aggregate cost for Federal income tax purposes is (000) $323,685.

Gross unrealized appreciation (000)	$2,922
Gross unrealized depreciation (000)	(496)

Net unrealized appreciation (000)	$2,426

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $3,380 (000) and represents 1.03% of net assets as of February 29, 2012.

    Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
57

P N C L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

_

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$9,134	$–	$–	$9,134
Asset-Backed Securities	–	59,473	–	59,473
Collateralized Mortgage Obligations	–	36,159	–	36,159
Commercial Mortgage-Backed Securities	–	1,277	–	1,277
Corporate Bonds	–	81,737	–	81,737
U.S. Government Agency Mortgage- Backed Obligations	–	21,667	–	21,667
U.S. Government Agency Obligations	–	12,860	–	12,860
U.S. Treasury Obligations	–	103,804	–	103,804

Total Assets – Investments in Securities	$9,134	$316,977	$–	$326,111

See Notes to Schedules of Investments.
58

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 7.5%
Automotive — 3.5%
Harley-Davidson Motorcycle Trust,
Series 2007-2, Cl A4
5.120%, 08/15/13	$5	$5
Honda Auto Receivables Owner Trust,
Series 2009-2, Cl A3
2.790%, 01/15/13	2	2
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/13	3	3
Hyundai Auto Receivables Trust,
Series 2009-A, Cl A3
2.030%, 08/15/13	6	6
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A4
1.780%, 12/15/15	1,890	1,929
Hyundai Auto Receivables Trust,
Series 2011-C, Cl A4
1.300%, 02/15/18	1,660	1,676
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	105	105
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	10	10
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	2,500	2,570
World Omni Auto Receivables Trust,
Series 2011-A, Cl A4
1.910%, 04/15/16	2,830	2,888

		9,194

Credit Cards — 2.1%
BA Credit Card Trust,
Series 2007-A8, Cl A8
5.590%, 11/17/14	40	41
Citibank Credit Card Issuance Trust,
Series 2005-A4, Cl A4
4.400%, 06/20/14	40	40
Citibank Credit Card Issuance Trust,
Series 2009-A4, Cl A4
4.900%, 06/23/16	1,100	1,206
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	1,685	1,709
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	160	171
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	1,375	1,403
GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	1,000	1,004

		5,574

	Par (000)	Value (000)

Utilities — 1.9%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	$3,175	$3,861
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	1,149	1,176
PSE&G Transition Funding LLC,
Series 2001-1, Cl A8
6.890%, 12/15/17	65	77

		5,114
Total Asset Backed Securities
(Cost $18,820)		19,882

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	1,103	1,153
Ginnie Mae,
Series 2009-27, Cl A
3.279%, 07/16/37	893	927
Total Collateralized Mortgage Obligations
(Cost $2,007)		2,080

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.5%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	1,100	1,162
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	2,000	2,085
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	1,007	1,008
Credit Suisse First Boston Mortgage Securities,
Series 2005-C3, Cl A2
4.512%, 07/15/37	339	340
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,555	2,842
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Cl A2
5.532%, 03/15/32	9	9
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	83	83
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	456
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	58	61
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	72

See Notes to Schedules of Investments.
59

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$1,237	$1,286

Total Commercial Mortgage-Backed Securities (Cost $8,462)		9,404

CORPORATE BONDS — 43.0%
Aerospace — 0.4%
BE Aerospace
8.500%, 07/01/18	622	691
Lockheed Martin
2.125%, 09/15/16	5	5
Spirit Aerosystems
7.500%, 10/01/17	387	421

		1,117

Airlines — 0.3%
Delta Air Lines
9.500%, 09/15/14 144A	826	886

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	610	654
Johnson Controls
5.700%, 03/01/41	425	481
5.000%, 03/30/20	5	6
2.600%, 12/01/16	5	5
Lear
7.875%, 03/15/18	325	359
Toyota Motor Credit (MTN)
2.800%, 01/11/16	5	5
2.050%, 01/12/17	5	5

		1,515

Cable — 2.8%
AMC Networks
7.750%, 07/15/21 144A	238	265
Belo
8.000%, 11/15/16	710	791
Comcast
5.700%, 05/15/18	655	774
DIRECTV Holdings LLC
4.600%, 02/15/21	1,285	1,394
3.500%, 03/01/16	5	5
Discovery Communications LLC
4.375%, 06/15/21	10	11
DISH DBS
7.750%, 05/31/15	705	798
Historic TW
6.875%, 06/15/18	5	6
6.625%, 05/15/29	775	945
NBCUniversal Media LLC
5.150%, 04/30/20	580	670
News America
8.450%, 08/01/34	1,090	1,398
Viacom
3.500%, 04/01/17	455	488

		7,545

	Par (000)	Value (000)

Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	$800	$916

Consumer Non-Cyclical — 0.4%
Hanesbrands
8.000%, 12/15/16	605	673
Interface
7.625%, 12/01/18	125	137
Quiksilver
6.875%, 04/15/15	200	200
VF
1.243%, 08/23/13 (A)	5	5

		1,015

Consumer Services — 1.1%
Education Management LLC
8.750%, 06/01/14	330	332
Live Nation Entertainment
8.125%, 05/15/18 144A	250	266
MGM Resorts International
11.125%, 11/15/17	700	796
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	75	83
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	525	546
Royal Caribbean Cruises
11.875%, 07/15/15	516	628
7.500%, 10/15/27	260	262
Vail Resorts
6.500%, 05/01/19	50	52

		2,965

Energy — 5.7%
Anadarko Petroleum
8.700%, 03/15/19	30	40
6.375%, 09/15/17	925	1,110
Bill Barrett
7.625%, 10/01/19	450	470
Burlington Resources
8.200%, 03/15/25	150	198
Burlington Resources Finance
7.200%, 08/15/31	375	513
Chesapeake Energy
6.625%, 08/15/20	325	340
6.500%, 08/15/17	420	441
ConocoPhillips
5.200%, 05/15/18	10	12
Copano Energy LLC
7.750%, 06/01/18	795	843
Denbury Resources
8.250%, 02/15/20	299	341
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	720	802
Encore Acquisition
9.500%, 05/01/16	494	552
Enterprise Products Operating LLC
3.200%, 02/01/16	15	16
EQT
8.125%, 06/01/19	610	723
Hess
8.125%, 02/15/19	5	6
5.600%, 02/15/41	520	603

See Notes to Schedules of Investments.
60

	Par (000)	Value (000)

CORPORATE BONDS — continued
Energy — continued
Kinder Morgan Energy Partners LP
6.000%, 02/01/17	$15	$17
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,185	1,403
Nexen
5.875%, 03/10/35	1,240	1,337
ONEOK Partners LP
6.125%, 02/01/41	635	750
Petrobras International Finance
3.875%, 01/27/16	1,055	1,100
Samson Investment
9.750%, 02/15/20 144A	450	474
SeaRiver Maritime
3.540%, 09/01/12	735	728
Shell International Finance BV
4.300%, 09/22/19	10	11
Tesoro
9.750%, 06/01/19	455	518
Transocean
6.375%, 12/15/21	635	749
Weatherford International
5.125%, 09/15/20	995	1,099

		15,196

Financials — 9.7%
American Express
7.000%, 03/19/18	5	6
American Express Credit (MTN)
2.800%, 09/19/16	10	10
Ameriprise Financial
7.300%, 06/28/19	610	746
Bank of America
5.750%, 12/01/17	2,385	2,497
Bank of Montreal (MTN)
1.023%, 04/29/14 (A)	890	891
Barclays Bank PLC
6.750%, 05/22/19	715	821
BBVA U.S. Senior, S.A. Unipersonal
3.250%, 05/16/14	1,260	1,240
Bear Stearns LLC
6.400%, 10/02/17	20	23
BNP Paribas SA
3.600%, 02/23/16	20	20
Boeing Capital
2.900%, 08/15/18	10	11
Capital One Bank USA NA
8.800%, 07/15/19	800	978
Capital One Financial
6.750%, 09/15/17	495	575
4.750%, 07/15/21	5	5
Caterpillar Financial Services (MTN)
7.050%, 10/01/18	5	6
Citigroup
6.010%, 01/15/15	930	1,013
4.875%, 05/07/15	510	528
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	315	324
Credit Suisse
5.400%, 01/14/20	940	944
First Niagara Financial Group
7.250%, 12/15/21	440	464

	Par (000)	Value (000)

6.750%, 03/19/20	$855	$931
Ford Motor Credit LLC
7.000%, 04/15/15	800	888
General Electric Capital
5.500%, 01/08/20	305	348
4.625%, 01/07/21	560	608
Goldman Sachs Group
6.150%, 04/01/18	1,445	1,566
5.950%, 01/18/18	75	81
Harley-Davidson Financial Services
3.875%, 03/15/16 144A	300	313
HSBC Bank USA NA
4.875%, 08/24/20	575	579
4.625%, 04/01/14	610	645
HSBC Holdings PLC
5.250%, 12/12/12	20	21
5.100%, 04/05/21	5	6
International Lease Finance
6.500%, 09/01/14 144A	600	639
JPMorgan Chase
6.125%, 06/27/17	175	197
6.000%, 01/15/18	1,480	1,715
4.625%, 05/10/21	1,015	1,079
Mellon Funding
5.500%, 11/15/18	195	224
Merrill Lynch (MTN)
6.875%, 04/25/18	165	180
Morgan Stanley
4.000%, 07/24/15	250	250
2.875%, 07/28/14	930	923
Morgan Stanley (MTN)
5.450%, 01/09/17	650	669
Nordea Bank AB
4.875%, 05/13/21 144A	625	601
Private Export Funding
2.250%, 12/15/17	20	21
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	970
Toronto-Dominion Bank
1.375%, 07/14/14	10	10
Wachovia
5.625%, 10/15/16	15	17
Wachovia Bank NA
4.875%, 02/01/15	50	54
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	733
Wells Fargo
7.980%, 03/29/49 (A)	125	136
5.625%, 12/11/17	255	295
Westpac Banking
3.000%, 08/04/15	5	5

		25,806

Food, Beverage & Tobacco — 1.2%
Campbell Soup
4.250%, 04/15/21	10	11
Constellation Brands
8.375%, 12/15/14	705	800
Del Monte
7.625%, 02/15/19	540	542
Pernod-Ricard SA
5.750%, 04/07/21 144A	1,000	1,136

See Notes to Schedules of Investments.
61

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Food, Beverage & Tobacco — continued
TreeHouse Foods
7.750%, 03/01/18	$675	$739

		3,228

Healthcare — 1.0%
Amgen
3.450%, 10/01/20	15	16
HCA
8.500%, 04/15/19	400	448
Johnson & Johnson
5.950%, 08/15/37	566	758
0.593%, 05/15/14 (A)	5	5
Life Technologies
5.000%, 01/15/21	775	841
Mylan
7.875%, 07/15/20 144A	600	671
Sanofi
4.000%, 03/29/21	10	11
Teva Pharmaceutical Finance BV
1.423%, 11/08/13 (A)	5	5

		2,755

Industrials — 3.5%
Amphenol
4.750%, 11/15/14	15	16
4.000%, 02/01/22	70	71
Avnet
5.875%, 06/15/20	295	321
Ball
5.750%, 05/15/21	475	511
Cintas No. 2
2.850%, 06/01/16	10	10
CRH America
4.125%, 01/15/16	650	659
H&E Equipment Services
8.375%, 07/15/16	715	740
Huntington Ingalls Industries
6.875%, 03/15/18	675	711
Iron Mountain
8.750%, 07/15/18	285	297
L-3 Communications
4.950%, 02/15/21	550	575
Martin Marietta Materials
6.250%, 05/01/37	685	621
Masco
7.750%, 08/01/29	400	402
7.125%, 03/15/20	288	307
Mohawk Industries
6.875%, 01/15/16	450	497
Owens-Illinois
7.800%, 05/15/18	650	736
Pulte Group
7.875%, 06/15/32	120	110
6.375%, 05/15/33	1,050	827
Republic Services
5.700%, 05/15/41	625	741
3.800%, 05/15/18	10	11
USG
8.375%, 10/15/18 144A	275	283

	Par (000)	Value (000)

Valmont Industries
6.625%, 04/20/20	$652	$761

		9,207

Insurance — 2.1%
ACE INA Holdings
2.600%, 11/23/15	10	10
AON
3.500%, 09/30/15	620	648
Berkshire Hathaway Finance
4.250%, 01/15/21	635	695
Hartford Financial Services Group
6.300%, 03/15/18	580	627
MetLife
7.717%, 02/15/19	65	83
6.817%, 08/15/18	470	575
6.400%, 12/15/36	720	710
Principal Financial Group
8.875%, 05/15/19	440	567
Prudential Financial
7.375%, 06/15/19	335	415
5.375%, 06/21/20	315	355
Reinsurance Group of America
6.450%, 11/15/19	700	791

		5,476

Materials — 2.8%
Alcoa
5.400%, 04/15/21	850	885
APERAM
7.750%, 04/01/18 144A	450	427
ArcelorMittal
9.850%, 06/01/19	960	1,164
5.250%, 08/05/20	5	5
BHP Billiton Finance USA
1.875%, 11/21/16	10	10
Clearwater Paper
7.125%, 11/01/18	485	517
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	217
Dow Chemical
4.250%, 11/15/20	40	43
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	910	905
Georgia-Pacific LLC
5.400%, 11/01/20 144A	925	1,042
International Paper
9.375%, 05/15/19	5	7
7.500%, 08/15/21	765	982
MeadWestvaco
7.375%, 09/01/19	635	746
Peabody Energy
7.875%, 11/01/26	445	477

		7,427

Media — 0.1%
Houghton Mifflin Harcourt Publishing
10.500%, 06/01/19 144A	350	214

Real Estate Investment Trusts — 1.7%
Boston Properties LP
4.125%, 05/15/21	15	16

See Notes to Schedules of Investments.
62

	Par (000)	Value (000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
CommonWealth REIT
5.875%, 09/15/20	$655	$672
Digital Realty Trust LP
4.500%, 07/15/15	852	889
Health Care REIT
5.250%, 01/15/22	795	840
ProLogis LP
6.625%, 12/01/19	445	500
4.500%, 08/15/17	240	247
Realty Income
6.750%, 08/15/19	541	633
5.950%, 09/15/16	5	6
5.750%, 01/15/21	115	127
WEA Finance LLC
4.625%, 05/10/21 144A	650	685

		4,615

Retail — 1.1%
Advance Auto Parts
5.750%, 05/01/20	545	618
AutoZone
4.000%, 11/15/20	10	11
Kroger
6.400%, 08/15/17	305	370
6.150%, 01/15/20	10	12
Limited Brands
8.500%, 06/15/19	795	950
7.000%, 05/01/20	210	234
McDonald’s (MTN)
5.000%, 02/01/19	15	18
Safeway
3.950%, 08/15/20	5	5
Target
0.735%, 07/18/14 (A)	15	15
Wal-Mart Stores
5.800%, 02/15/18	15	18
5.625%, 04/01/40	515	651
Yum Brands
3.750%, 11/01/21	5	5

		2,907

Technology — 1.4%
Hewlett-Packard
3.750%, 12/01/20	30	31
3.000%, 09/15/16	825	862
2.125%, 09/13/15	10	10
KLA-Tencor
6.900%, 05/01/18	615	738
Mantech International
7.250%, 04/15/18	770	803
Seagate HDD Cayman
7.750%, 12/15/18	600	675
Xerox
6.400%, 03/15/16	580	658
4.500%, 05/15/21	5	5

		3,782

Telecommunications — 1.6%
America Movil SAB de CV
5.000%, 03/30/20	630	715

	Par (000)	Value (000)

AT&T
6.300%, 01/15/38	$600	$740
4.450%, 05/15/21	20	23
2.400%, 08/15/16	5	5
Bellsouth Capital Funding
7.875%, 02/15/30	175	232
Corning
6.625%, 05/15/19	15	18
GTE
6.940%, 04/15/28	1,110	1,382
Telefonica Emisiones SAU
3.992%, 02/16/16	1,070	1,077

		4,192

Transportation — 0.8%
Florida East Coast Railway
8.125%, 02/01/17	475	480
Norfolk Southern
7.700%, 05/15/17	450	568
PHI
8.625%, 10/15/18	540	554
Ryder System (MTN)
3.150%, 03/02/15	625	648

		2,250

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 1.4%
Ally Financial (TLGP) (FDIC)
0.559%, 12/19/12 (A)	1,600	1,603
Goldman Sachs Group (TLGP) (FDIC)
3.250%, 06/15/12	10	10
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 12/26/12	55	56
Wells Fargo (TLGP) (FDIC)
0.766%, 06/15/12 (A)	2,000	2,004

		3,673

Utilities — 3.0%
Bruce Mansfield Unit
6.850%, 06/01/34	630	674
Calpine
7.500%, 02/15/21 144A	610	662
Dominion Resources
8.875%, 01/15/19	5	7
6.400%, 06/15/18	755	935
Duke Energy Indiana
3.750%, 07/15/20	5	5
Exelon Generation LLC
5.750%, 10/01/41	805	926
4.000%, 10/01/20	25	26
Ipalco Enterprises
7.250%, 04/01/16 144A	500	555
Midamerican Energy Holdings
6.125%, 04/01/36	5	6
5.750%, 04/01/18	15	18
NRG Energy
7.375%, 01/15/17	720	747
Progress Energy
7.050%, 03/15/19	595	741
Puget Energy
6.000%, 09/01/21	890	951

See Notes to Schedules of Investments.
63

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

CORPORATE BONDS — continued
Utilities — continued
Puget Sound Energy
5.757%, 10/01/39	$495	$603
Southern
1.950%, 09/01/16	5	5
Toledo Edison
7.250%, 05/01/20	858	1,079

		7,940

Total Corporate Bonds (Cost $107,518)		114,627

LOAN AGREEMENT — 0.2%
HCA
1.494%, 11/16/12 (A)	512	510

Total Loan Agreement (Cost $509)		510

MUNICIPAL BONDS — 0.5%
Ohio — 0.2%
Ohio State University General Receipts (RB)
4.910%, 06/01/40	595	681

Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	726

Total Municipal Bonds (Cost $1,214)		1,407

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 28.4%
Federal Home Loan Mortgage Corporation — 3.2%
8.000%, 10/01/29	3	3
7.500%, 07/01/26	1	2
7.500%, 03/01/27	2	3
7.500%, 09/01/30	2	2
7.000%, 11/01/28	2	2
7.000%, 11/01/30	1	1
7.000%, 04/01/32	5	5
6.000%, 12/01/35	1,391	1,543
6.000%, 07/01/37	747	823
6.000%, 09/01/38	11	12
5.500%, 10/01/18	752	823
5.500%, 12/01/36	266	290
5.500%, 04/01/37	8	9
5.500%, 09/01/37	251	274
5.500%, 11/01/37	13	14
5.500%, 01/01/38	10	11
5.500%, 02/01/38	10	11
5.060%, 03/01/36 (A)	997	1,057
5.000%, 11/01/18	688	737
5.000%, 01/01/19	623	667
5.000%, 08/01/20	4	4
5.000%, 10/01/34	864	933
5.000%, 04/01/36	48	51
5.000%, 08/01/36	23	25
5.000%, 04/01/38	15	16
4.928%, 01/01/36 (A)	26	27
4.500%, 11/01/18	776	823
4.500%, 06/01/23	14	15

	Par (000)	Value (000)

4.500%, 07/01/40	$156	$166
2.539%, 12/01/36 (A)	13	13

		8,362

Federal National Mortgage Association — 22.2%
8.000%, 08/01/27	36	44
8.000%, 09/01/27	4	4
8.000%, 10/01/27	1	1
8.000%, 05/01/30	2	2
7.500%, 08/01/26	3	4
7.500%, 10/01/27	25	30
7.500%, 04/01/30	2	2
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	5
7.500%, 04/01/31	4	4
7.500%, 08/01/31	10	12
7.000%, 09/01/14	1	1
7.000%, 05/01/22	2	2
7.000%, 04/01/27	5	6
7.000%, 11/01/27	12	14
7.000%, 03/01/29	25	29
7.000%, 04/01/29	4	5
7.000%, 05/01/29	3	4
7.000%, 07/01/31	7	9
7.000%, 08/01/32	2	3
7.000%, 10/01/33	1	1
6.000%, 09/01/32	2	3
6.000%, 10/01/33	9	10
6.000%, 12/01/36	1,701	1,875
6.000%, 07/01/37	23	26
6.000%, 02/01/38	60	66
5.500%, 09/01/17	991	1,080
5.500%, 01/01/19	9	9
5.500%, 11/01/32	3	3
5.500%, 05/01/33	7	8
5.500%, 07/01/33	6	7
5.500%, 11/01/33	9	10
5.500%, 01/01/34	603	659
5.500%, 04/01/34	1,038	1,135
5.500%, 03/01/35	11	12
5.500%, 10/01/35	8	9
5.500%, 03/01/36	20	23
5.500%, 04/01/37	1,789	1,950
5.500%, 06/01/37	528	576
5.500%, 07/01/37	94	103
5.500%, 02/01/38	7	8
5.500%, 03/01/38	144	157
5.500%, 07/01/38	1,988	2,167
5.500%, 08/01/38	1,807	1,971
5.500%, 06/01/39	1,787	1,948
5.000%, 12/01/18	18	19
5.000%, 02/01/19	25	28
5.000%, 06/01/20	1,135	1,229
5.000%, 07/01/23	37	40
5.000%, 07/01/33	99	106
5.000%, 10/01/33	20	21
5.000%, 11/01/33	26	28
5.000%, 05/01/34	5	5
5.000%, 06/01/34	23	24
5.000%, 03/01/35	1,631	1,764
5.000%, 11/01/35	1,490	1,611
5.000%, 12/01/35	24	26

See Notes to Schedules of Investments.
64

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.000%, 01/01/36	$781	$845
5.000%, 03/01/36	826	893
5.000%, 05/01/36	1,529	1,653
5.000%, 12/01/36	218	236
5.000%, 08/01/37	46	50
5.000%, 02/01/38	1,548	1,674
5.000%, 04/01/38	90	97
5.000%, 08/01/39	50	54
5.000%, 03/01/40	909	990
5.000%, 08/01/40	2,162	2,337
4.500%, 08/01/20	813	874
4.500%, 10/01/20	12	13
4.500%, 03/01/21	25	27
4.500%, 04/01/23	605	648
4.500%, 06/01/23	14	16
4.500%, 07/01/23	8	9
4.500%, 06/01/24	7	7
4.500%, 07/01/24	725	776
4.500%, 01/01/25	25	27
4.500%, 11/01/33	11	12
4.500%, 05/01/34	19	21
4.500%, 09/01/35	1,995	2,129
4.500%, 02/01/39	938	1,000
4.500%, 03/01/39	2,795	2,982
4.500%, 06/01/39	1,518	1,658
4.500%, 01/01/40	1,246	1,329
4.500%, 05/01/40	5,365	5,764
4.500%, 07/01/40	23	24
4.500%, 11/01/40	66	71
4.500%, 04/01/41	1,134	1,209
4.000%, 10/01/25	1,239	1,313
4.000%, 11/01/40	4,694	4,946
4.000%, 01/01/41	52	55
4.000%, 02/01/41	2,313	2,437
4.000%, 12/01/41	50	53
3.500%, 03/01/41	3,797	3,930
2.197%, 08/01/35 (A)	9	9

		59,067

Government National Mortgage Association — 3.0%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	5	5
9.000%, 11/15/19	5	5
9.000%, 05/15/21	1	1
9.000%, 06/15/21	28	29
9.000%, 08/15/21	8	8
9.000%, 09/15/21	17	17
8.500%, 08/15/27	15	16
8.000%, 09/15/27	7	7
7.500%, 10/15/29	26	28
7.500%, 12/15/29	2	3
7.000%, 02/15/17	40	43
7.000%, 05/20/24	3	4
7.000%, 10/15/25	4	5
7.000%, 04/15/26	1	2
7.000%, 01/15/27	6	7
7.000%, 09/15/27	2	3
7.000%, 10/15/27	45	53
7.000%, 12/15/27	2	2
7.000%, 04/15/28	–	1

	Par (000)	Value (000)

7.000%, 04/15/29	$3	$4
6.500%, 02/15/26	3	4
6.500%, 07/15/28	4	5
6.500%, 04/15/32	3	3
6.500%, 06/15/32	2	2
6.000%, 02/15/32	7	8
6.000%, 11/15/32	3	4
6.000%, 08/15/33	1	1
5.000%, 09/15/39	2,731	3,036
4.500%, 08/15/39	1,915	2,093
4.000%, 09/15/41	2,470	2,664

		8,065

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $72,059)		75,494

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bonds — 4.8%
4.500%, 02/15/36	8,440	10,711
3.750%, 08/15/41	1,820	2,060

		12,771

U.S. Treasury Notes — 8.4%
4.250%, 08/15/13	130	138
2.625%, 01/31/18	85	92
2.625%, 08/15/20	60	64
2.250%, 01/31/15	15	16
2.125%, 08/15/21	80	82
2.000%, 02/15/22	235	235
1.875%, 06/15/12	5,025	5,051
1.875%, 10/31/17	40	42
1.750%, 08/15/12	6,635	6,684
1.375%, 04/15/12	3,320	3,325
1.375%, 01/15/13	1,510	1,526
1.375%, 05/15/13	495	502
1.250%, 08/31/15	10	10
1.250%, 10/31/15	3,850	3,943
1.250%, 01/31/19	720	714
1.125%, 12/15/12	60	60

		22,484

Total U.S. Treasury Obligations (Cost $33,819)		35,255

See Notes to Schedules of Investments.
65

P N C To t a l R e t u r n A d v a n t a g e F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	77,000	$120
Freddie Mac*	52,400	81

Total Preferred Stocks (Cost $3,083)		201

AFFILIATED MONEY MARKET FUND — 4.8%
PNC Advantage Institutional Money Market
Fund, Institutional Class†	12,662,232	12,662

Total Affiliated Money Market Fund (Cost $12,662)		12,662

TOTAL INVESTMENTS — 102.0% (Cost $260,153)**		271,522

Other Assets & Liabilities – (2.0)%		(5,222)

TOTAL NET ASSETS — 100.0%		$266,300

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $260,401.

Gross unrealized appreciation (000)	$14,281
Gross unrealized depreciation (000)	(3,160)

Net unrealized appreciation (000)	$11,121

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $10,718 (000) and represents 4.02% of net assets as of February 29, 2012.

  Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
66

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$12,662	$ –	$–	$ 12,662
Asset-Backed Securities	–	19,882	–	19,882
Collateralized Mortgage Obligations	–	2,080	–	2,080
Commercial Mortgage-Backed Securities	–	9,404	–	9,404
Corporate Bonds	–	114,627	–	114,627
Loan Agreement	–	510	–	510
Municipal Bond	–	1,407	–	1,407
Preferred Stocks	201	–	–	201
U.S. Government Agency Mortgage-Backed Obligations	–	75,494	–	75,494
U.S. Treasury Obligations	–	35,255	–	35,255

Total Assets – Investments in Securities	$12,863	$258,659	$–	$271,522

See Notes to Schedules of Investments.
67

P N C U l t r a S h o r t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 19.2%
Automotive — 12.5%
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	$2,660	$2,671
BMW Vehicle Owner Trust,
Series 2011-A, Cl A2
0.630%, 02/25/14	3,645	3,647
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	3,800	3,800
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A4
2.980%, 08/15/14	8,690	8,871
Honda Auto Receivables Owner Trust,
Series 2009-3, Cl A3
2.310%, 05/15/13	891	894
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	2,714	2,722
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A2
0.570%, 03/15/13	54	54
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	5,925	5,965
Mercedes-Benz Auto Lease Trust,
Series 2011-1A, Cl A2
0.790%, 04/15/13 144A	3,057	3,058
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	2,192	2,204
Nissan Auto Lease Trust,
Series 2010-A, Cl A3
1.390%, 01/15/16	2,948	2,952
Nissan Auto Lease Trust,
Series 2011-A, Cl A2A
0.700%, 01/15/14	3,713	3,714
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.740%, 09/15/14	5,455	5,466
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.530%, 04/15/14	5,695	5,696
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	6,615	6,629
Volkswagen Auto Loan Enhanced Trust,
Series 2010-1, Cl A3
1.310%, 01/20/14	2,588	2,594
World Omni Auto Receivables Trust,
Series 2011-A, Cl A2
0.640%, 11/15/13	3,171	3,171

		64,108

Credit Cards — 6.1%
American Express Credit Account Master Trust,
Series 2007-5, Cl A
0.279%, 12/15/14 (A)	2,965	2,965

	Par (000)	Value (000)

BA Credit Card Trust,
Series 2008-A7, Cl A7
0.949%, 12/15/14 (A)	$6,170	$6,185
Capital One Multi-Asset Execution Trust,
Series 2005-A10, Cl A
0.329%, 09/15/15 (A)	7,010	7,011
Chase Issuance Trust,
Series 2007-A16, Cl A16
0.846%, 06/16/14 (A)	7,300	7,305
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	7,875	8,038

		31,504

Equipment — 0.6%
John Deere Owner Trust,
Series 2011-A, Cl A2
0.640%, 06/16/14	2,912	2,914

Total Asset Backed Securities
(Cost $98,452)		98,526

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.872%, 02/25/33 (A)	8	7
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	1,923	2,055
Fannie Mae, Series 2003-120, Cl BK
3.500%, 11/25/16	311	312
Fannie Mae, Series 2003-61, Cl HN
4.000%, 08/25/28	11	11
Fannie Mae, Series 2003-81, Cl NY
4.500%, 09/25/16	27	27
Fannie Mae, Series 2003-92, Cl PD
4.500%, 03/25/17	1,515	1,533
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	941	953
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	1,774	1,873
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	470	478
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	418	428
Fannie Mae, Series 2005-46, Cl TW
5.000%, 09/25/18	300	300
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	5,268	5,509
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	723	723
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	1,071	1,088
Freddie Mac, Series 2663, Cl BA
4.000%, 08/15/16	31	31
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	2,702	2,740
Freddie Mac, Series 2695, Cl BO
4.500%, 08/15/28	845	849
Freddie Mac, Series 2695, Cl DE
4.000%, 01/15/17	1,183	1,194
Freddie Mac, Series 2754, Cl PC
5.000%, 12/15/28	395	396

See Notes to Schedules of Investments.
68

	Par (000)	Value (000)

COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	$858	$877
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	774	792
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	1,890	1,913
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	1,325	1,360
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	2,085	2,158
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	4,121	4,242
Freddie Mac, Series 3023, Cl PN
4.850%, 01/15/29	165	165
Freddie Mac, Series 3137, Cl DN
5.000%, 02/15/20	92	92
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	2,473	2,492

Total Collateralized Mortgage Obligations
(Cost $34,982)		34,598

CORPORATE BONDS — 17.1%
Automotive — 0.6%
Volkswagen International Finance NV
1.031%, 10/01/12 (A) 144A	3,000	3,001

Consumer Non-Cyclical — 0.3%
VF
1.243%, 08/23/13 (A)	1,545	1,545

Financials — 12.1%
American Express Bank FSB
5.550%, 10/17/12	2,650	2,727
Bank of America (MTN)
4.900%, 05/01/13	5,000	5,138
Bank of Nova Scotia
0.823%, 02/15/13 (A)	4,235	4,244
Barclays Bank PLC
2.500%, 01/23/13	3,975	4,009
Citigroup
5.500%, 04/11/13	3,670	3,808
Credit Suisse (MTN)
5.000%, 05/15/13	5,000	5,197
Deutsche Bank AG
2.375%, 01/11/13	3,950	3,981
General Electric Capital
2.100%, 01/07/14	6,000	6,120
Goldman Sachs Group
4.750%, 07/15/13	3,815	3,955
HSBC Bank PLC
0.933%, 05/15/13 144A	5,000	4,976
JPMorgan Chase (MTN)
2.050%, 01/24/14	5,845	5,959
Merrill Lynch
5.450%, 02/05/13	300	308
Morgan Stanley
5.300%, 03/01/13	860	885
Morgan Stanley (MTN)
5.750%, 08/31/12	3,000	3,070
Wachovia (MTN)
5.500%, 05/01/13	300	316

	Par (000)	Value (000)

Wells Fargo
4.375%, 01/31/13	$4,850	$5,020
Westpac Banking
2.250%, 11/19/12	2,375	2,405

		62,118

Food, Beverage & Tobacco — 0.4%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	2,000	2,029

Healthcare — 0.5%
Teva Pharmaceutical Finance BV
1.423%, 11/08/13 (A)	2,240	2,263

Insurance — 1.8%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	2,000	2,108
Metropolitan Life Global Funding I
5.125%, 04/10/13 144A	3,850	4,018
Prudential Financial (MTN)
5.150%, 01/15/13	3,100	3,214

		9,340

Materials — 0.5%
BHP Billiton Finance USA
0.762%, 02/18/14 (A)	2,400	2,399

Technology — 0.2%
HP Enterprise Services LLC
6.000%, 08/01/13	1,076	1,148

Telecommunications — 0.7%
Verizon Communications
1.184%, 03/28/14 (A)	3,500	3,529

Total Corporate Bonds
(Cost $87,140)		87,372

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
Federal National Mortgage Association — 0.0%
5.500%, 12/01/13	171	186

Total U.S. Government Agency Mortgage-Backed Obligation
(Cost $176)		186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.8%
Federal Home Loan Bank — 4.2%
Federal Home Loan Bank
1.625%, 09/26/12	21,040	21,214

Federal Home Loan Mortgage Corporation — 5.5%
Federal Home Mortgage Loan Mortgage Corporation
1.625%, 04/15/13	27,685	28,110

Federal National Mortgage Association — 8.1%
Federal National Mortgage Association
0.500%, 10/30/12	26,475	26,529
4.625%, 10/15/13	14,160	15,140

		41,669

Total U.S. Government Agency Obligations
(Cost $90,996)		90,993

See Notes to Schedules of Investments.
69

P N C U l t r a S h o r t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 35.5%
U.S. Treasury Notes — 35.5%
3.375%, 07/31/13	$39,265	$40,994
3.125%, 04/30/13	34,200	35,353
1.375%, 09/15/12	29,930	30,126
1.375%, 01/15/13	68,210	68,911
0.625%, 07/31/12	6,410	6,423

Total U.S. Treasury Obligations
(Cost $181,832)		181,807

	Number of Shares

AFFILIATED MONEY MARKET FUND — 3.1%
PNC Advantage Institutional Money Market Fund, Institutional Class†	15,720,014	15,720

Total Affiliated Money Market Fund
(Cost $15,720)		15,720

TOTAL INVESTMENTS — 99.4%
(Cost $509,298)*		509,202

Other Assets & Liabilities – 0.6%		3,024

TOTAL NET ASSETS — 100.0%		$512,226

*	Aggregate cost for Federal income tax purposes is (000) $509,302.

Gross unrealized appreciation (000)	$485
Gross unrealized depreciation (000)	(585)

Net unrealized depreciation (000)	$(100)

†	See Note 2 in Notes to Schedules of Investments.
(A)	Variable Rate Security — the rate shown is the rate in effect on February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exemptfrom registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $15,053 (000) and represents 2.9% of net assets as of February 29, 2012.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
70

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$15,720	$ –	$–	$ 15,720
Asset-Backed Securities	–	98,526	–	98,526
Collateralized Mortgage Obligations	–	34,598	–	34,598
Corporate Bonds	–	87,372	–	87,372
U.S. Government Agency Mortgage-Backed Obligations	–	186	–	186
U.S. Government Agency Obligations	–	90,993	–	90,993
U.S. Treasury Obligations	–	181,807	–	181,807

Total Assets – Investments in Securities	$15,720	$493,482	$–	$509,202

See Notes to Schedules of Investments.	71

P N C I n t e r m e d i a t e Ta x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL BONDS — 97.2%
Arizona — 1.6%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,120
5.000%, 07/01/17	1,000	1,138

		2,258

California — 10.1%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,751
California State (GO)
5.000%, 10/01/16	1,500	1,762
5.000%, 10/01/20	2,000	2,418
California State Department of Water Resources,
Power Supply (RB)
5.000%, 05/01/20	1,405	1,669
California State Department of Water Resources,
Power Supply (RB) Series L
5.000%, 05/01/15	2,200	2,507
Los Angeles Unified School District,
Election 2004 (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,180
5.000%, 07/01/25	2,025	2,314

		14,601

Colorado — 1.4%
Colorado Water Resources & Power Development
Authority (RB) Series A2
5.500%, 09/01/21	1,500	1,959

Delaware — 1.0%
Delaware (GO) Series 2009C
5.000%, 10/01/24	1,125	1,477

Florida — 10.1%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	864
5.000%, 06/01/16	3,500	3,897
Florida State Department of
Transportation (RB)
5.000%, 07/01/18	1,850	2,152
Florida State Department of
Transportation (RB) Series A
5.000%, 07/01/20	4,715	5,650
University of North Florida Financing
Corporation, Housing Project
(RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,962

		14,525

Georgia — 1.1%
Gwinnett County School District (GO)
5.000%, 02/01/22	1,250	1,597

Illinois — 5.2%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,743
Illinois State Sales Tax (RB)
5.000%, 06/15/17	1,000	1,201
5.000%, 06/15/25	1,100	1,153

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
5.000%, 12/15/20	$2,775	$3,424

		7,521

Indiana — 0.8%
Ball State University (RB) Series P
5.000%, 07/01/26	1,000	1,139

Kansas — 0.9%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,335

Louisiana — 2.0%
Louisiana Public Facilities Authority, Ochsner
Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	2,885

Massachusetts — 11.4%
Massachusetts (GO) Series C
5.000%, 12/01/15	1,375	1,601
Massachusetts (RB) Series A (NATL-RE FGIC)
5.500%, 06/01/15	4,000	4,628
Massachusetts Bay Transportation
Authority (RB) Series A
5.000%, 07/01/25	1,000	1,280
Massachusetts Bay Transportation
Authority (RB) Series B
5.250%, 07/01/23	1,000	1,301
Massachusetts Development Finance Agency,
Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,140
Massachusetts Water Pollution Abatement (RB)
5.250%, 08/01/26	2,315	3,081
Massachusetts Water Resources Authority (RB)
Series B (AGM)
5.250%, 08/01/23	1,125	1,464
Massachusetts Water Resources Authority (RB)
Series J (AGM)
5.500%, 08/01/21	1,455	1,891

		16,386

Michigan — 4.5%
Michigan Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,177
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/14	2,000	2,234
Michigan State Hospital Finance Authority,
Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,114
Warren Consolidated Schools (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	2,022

		6,547

Nebraska — 1.9%
City of Omaha, Omaha Convention
Center/Arena Project (GO)
5.250%, 04/01/25	2,050	2,686

See Notes to Schedules of Investments.
72

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Nevada — 7.0%
Clark County School District (GO) Series C
5.000%, 06/15/17	$3,000	$3,583
Clark County, Park and Regional Justice Center
(GO) Series B (AMBAC)
5.000%, 11/01/24	1,100	1,190
Nevada (GO) Series D
5.000%, 06/01/18	4,400	5,297

		10,070

New Mexico — 1.0%
New Mexico Finance Authority (RB)
5.000%, 06/15/21	1,160	1,467

New York — 3.0%
New York Local Government Assistance
Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,661
New York State Dormitory Authority, Residential
Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	721

		4,382

North Carolina — 3.9%
North Carolina Eastern Municipal Power Agency
(RB) Series A (ETM)
5.000%, 01/01/21	2,665	3,361
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,067
North Carolina Medical Care Commission,
Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,272

		5,700

Ohio — 2.9%
Butler County Hospital Facilities,
UC Health Project (RB)
5.500%, 11/01/22	2,500	2,868
Ohio State Water Development Authority, Fresh
Water Project (RB)
5.500%, 06/01/21	1,000	1,306

		4,174

Pennsylvania — 10.1%
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,411
Central Bucks School District (GO)
(NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,215
Pennsylvania Higher Educational Facilties
Authority, Elizabethtown College Project (RB)
Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,545
Philadelphia Hospitals and Higher Education
Facilties Authority, Jefferson Health System
(RB) Series B
5.000%, 05/15/17	2,740	3,201

	Par (000)	Value (000)

Philadelphia School District (GO)
Series B (AGM)
5.000%, 06/01/17	$1,015	$1,179
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,138
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	2,920

		14,609

Texas — 11.3%
Austin Independent School
District (GO) (PSF-GTD)
5.000%, 08/01/16	2,000	2,383
Beaumont (GO)
5.000%, 03/01/20	2,040	2,484
Harris County (GO) Series B
5.000%, 10/01/21	1,000	1,239
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB)
5.000%, 06/01/14	750	822
Spring Branch Independent School
District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,398
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,228
University of Texas System (RB) Series A
5.000%, 08/15/23	4,775	5,787

		16,341

Washington — 4.4%
Energy Northwest (RB) (NATL-RE IBC)
7.125%, 07/01/16	2,390	3,025
Seattle (GO) Series B
5.000%, 08/01/14	3,000	3,317

		6,342

Guam — 1.2%
Guam Territory (RB) Series A
5.000%, 01/01/25	1,500	1,713

Puerto Rico — 0.4%
Puerto Rico (GO) Series A
5.500%, 07/01/18	570	649
Total Municipal Bonds (Cost $129,637)		140,363

	Number of Shares

AFFILIATED MONEY MARKET FUND — 2.0%
PNC Tax Exempt Money Market Fund, Class I†	2,845,908	2,846
Affiliated Money Market Fund (Cost $2,846)		2,846
TOTAL INVESTMENTS — 99.2% (Cost $132,483)*		143,209
Other Assets & Liabilities – 0.8%		1,148
TOTAL NET ASSETS — 100.0%		$144,357

See Notes to Schedules of Investments.
73

P N C I n t e r m e d i a t e Ta x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

*	Aggregate cost for Federal income tax purposes is (000) $132,483.

Gross unrealized appreciation (000)	$10,818
Gross unrealized depreciation (000)	(92)

Net unrealized appreciation (000)	$10,726

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$2,846	$–	$–	$2,846
Municipal Bond	–	140,363	–	140,363

Total Assets – Investments in Securities	$2,846	$140,363	$–	$143,209

See Notes to Schedules of Investments.
74

P N C M a r y l a n d T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 99.2%
District of Columbia — 1.6%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,167

Maryland — 83.6%
Annapolis City (GO)
5.000%, 08/01/23	1,000	1,238
Anne Arundel County (GO)
5.000%, 03/01/16	325	340
Anne Arundel County, National Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,095
Baltimore City (GO) Series A (AMBAC)
5.000%, 10/15/19	715	809
Baltimore City, Wastewater Projects, Prerefunded 07/01/15 @ 100 (RB) Series B (NATL-RE)
5.000%, 07/01/15	1,500	1,721
Baltimore City, Wastewater Projects (RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,189
Baltimore City, Water Projects, Prerefunded 07/01/15 @100 (RB) Series A (NATL-RE)
5.000%, 07/01/15	1,000	1,147
Baltimore County (GO)
5.000%, 02/01/25	2,535	3,176
Baltimore County, Catholic Health Initiatives Project (RB) Series A
5.000%, 09/01/21	500	561
Charles County Consolidated Public Improvement (GO)
5.000%, 03/01/18	1,000	1,231
5.000%, 07/15/19	1,335	1,670
Frederick County (GO)
5.000%, 08/01/16	2,000	2,298
5.000%, 08/01/17	1,730	1,980
Frederick County, Urbana Community Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,389
Harford County (GO)
5.000%, 07/15/20	600	682
5.000%, 07/15/22	1,290	1,463
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,532
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	200	200
5.125%, 06/01/17	195	195
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,966
Maryland Department of Transportation (RB) Second Issue
5.000%, 09/01/22	2,000	2,386
Maryland Economic Development Corporation, University of Maryland, College Park Project (RB)
5.000%, 07/01/15	1,665	1,839

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities Authority, Board of Child Care (RB)
5.375%, 07/01/32	$500	$502
Maryland Health & Higher Educational Facilities Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,000
Maryland Health & Higher Educational Facilities Authority, College of Notre Dame (RB) (NATL-RE)
5.300%, 10/01/18	460	526
Maryland Health & Higher Educational Facilities Authority, Goucher College (RB)
5.375%, 07/01/25	500	525
Maryland Health & Higher Educational Facilities Authority, John Hopkins Health System Obligated Group (RB) Series A
5.000%, 05/15/26	1,500	1,741
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,126
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,715
Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System (RB) Series A (NATL-RE FHA)
5.000%, 07/01/21	725	815
Maryland Industrial Development Financing Authority, American Center for Physics Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland State (GO) Second Series
5.000%, 08/01/18	1,450	1,712
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,814
Maryland Transportation Authority, Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,811
Maryland Water Quality Financing Administration (RB) Series A
5.000%, 03/01/24	1,175	1,378
Montgomery County Revenue Authority, Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,210
5.000%, 04/01/21	1,075	1,339
Montgomery County Revenue Authority, Olney Indoor Swim Center Project (RB) Series C
5.250%, 10/01/12	50	50
Montgomery County, Consolidated Public Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,869
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,066
5.000%, 07/15/23	1,550	1,809
Prince George’s County Industrial Development Authority, Upper Marlboro Justice Center Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	527
5.000%, 06/30/19	710	746

See Notes to Schedules of Investments.
75

P N C M a r y l a n d T a x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Maryland — continued
University System of Maryland, Auxiliary Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	$1,200	$1,473
Washington Suburban Sanitation Commission, Prerefunded 06/01/15 @ 100 (GO)
5.000%, 06/01/15	1,000	1,145
Washington Suburban Sanitation Commission (GO)
5.000%, 06/01/19	680	774

		62,282

Guam — 3.8%
Territory of Guam (RB) Series A
5.000%, 01/01/27	2,500	2,811

Puerto Rico — 10.2%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	1,049
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	549
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	1,000	1,095
Puerto Rico Electric Power Authority (RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,079
Puerto Rico Public Buildings Authority, Prerefunded 7/01/14 @ 100 (RB) Series I
5.500%, 07/01/14	1,000	1,115
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	510	728
Puerto Rico Sales Tax Financing Corporation (RB) Sub-Series A
5.000%, 08/01/24	1,750	1,978

		7,593
Total Municipal Bonds
(Cost $68,650)		73,853

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.1%
T. Rowe Price Maryland Tax-Free Money Fund	102,659	$103
Total Money Market Fund
(Cost $103)		103

TOTAL INVESTMENTS — 99.3%
(Cost $68,753)*		73,956
Other Assets & Liabilities – 0.7%		514
TOTAL NET ASSETS — 100.0%		$74,471

*	Aggregate cost for Federal income tax purposes is (000) $68,747.

Gross unrealized appreciation (000)	$5,236
Gross unrealized depreciation (000)	(27)

Net unrealized appreciation (000)	$5,209

        Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
76

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Money Market Fund	$103	$–	$–	$103
Municipal Bonds	–	73,853	–	73,853

Total Assets – Investments in Securities	$103	$73,853	$–	$73,956

See Notes to Schedules of Investments.
77

P N C M i c h i g a n I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 96.0%
Michigan — 77.1%
Caledonia Community Schools (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$543
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	500	577
Ingham County Building Authority (RB) (NATL- RE)
5.000%, 07/01/16	750	841
Kent County (GO)
5.000%, 01/01/18	750	904
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	775
5.000%, 10/01/22	685	812
Lansing Building Authority (RB) (AMBAC)
5.000%, 06/01/19	750	841
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/22	1,000	1,221
Michigan Public Power Agency, Combustion Turnbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	592
Michigan State Hospital Finance Authority, Henry Ford Health System (RB)
5.500%, 11/15/17	750	880
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	892
Michigan State Hospital Finance Authority, Trinity Health Credit Group Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	217
Michigan State Hospital Finance Authority (RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	100	104
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,209
5.250%, 11/01/23	1,000	1,151
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	750	830
Saginaw Valley State University (RB) Series A
5.000%, 07/01/15	500	556
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	750	870
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	750	870
West Branch - Rose City Area Schools (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	33

		14,718

Guam — 2.9%
Territory of Guam (RB) Series A
5.000%, 01/01/27	500	562

	Par (000)	Value (000)

Puerto Rico — 16.0%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	$500	$547
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE)
6.250%, 07/01/13	745	792
Puerto Rico Highway & Transportation Authority, Prerefunded 7/01/13 @ 100 (RB) Series Z (NATL-RE)
6.250%, 07/01/13	5	6
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	400	571
Puerto Rico Public Improvement (GO) Series A (FGIC)
5.500%, 07/01/19	500	569
Puerto Rico Sales Tax Financing Corporation (RB) Sub-Series A
5.000%, 08/01/24	500	565

		3,050
Total Municipal Bonds
(Cost $17,079)		18,330

	Number of Shares

MONEY MARKET FUND — 3.1%
JPMorgan Michigan Municipal Money Market Fund	587,419	587
Total Money Market Fund
(Cost $587)		587

TOTAL INVESTMENTS — 99.1%
(Cost $17,666)*		18,917
Other Assets & Liabilities – 0.9%		174
TOTAL NET ASSETS — 100.0%		$19,091

*	Aggregate cost for Federal income tax purposes is (000) $17,658.

Gross unrealized appreciation (000)	$1,262
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$1,259

        Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
78

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Money Market Fund	$587	$ –	$–	$ 587
Municipal Bonds	–	18,330	–	18,330

Total Assets – Investments in Securities	$587	$18,330	$–	$18,917

See Notes to Schedules of Investments.
79

P N C O h i o I n t e r m e d i a t e Ta x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 98.3%
Ohio — 88.3%
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	$335	$349
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	3,045
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,237
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,868
Canton City School District (GO) Series 2005 (NATL-RE)
5.000%, 12/01/14	1,185	1,301
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Waterworks, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,059
Cleveland Waterworks (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,271
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,395
Cuyahoga County (GO)
5.650%, 05/15/18	600	706
Cuyahoga County (GO) Series A
5.000%, 12/01/20	3,205	3,891
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,149
Franklin County (GO)
5.000%, 12/01/15	1,875	2,174
5.000%, 12/01/16	950	1,100
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,737
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,285
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,525
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,119
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	510	559
Miami University (RB) (AMBAC)
5.000%, 09/01/15	1,695	1,925
Ohio Housing Finance Agency (RB) Series 2 (Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation)
5.000%, 11/01/19	2,095	2,428
Ohio Housing Finance Agency (RB) Series A (AGM)
5.000%, 04/01/16	1,590	1,816
Ohio State Development Assistance, Logistics and Distribution Programs (RB) Series A
5.000%, 10/01/15	1,850	2,103

	Par (000)	Value (000)

Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	$1,800	$2,229
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	711
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	2,000	2,506
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/16	2,250	2,527
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	500	585
5.000%, 01/01/23	2,000	2,250
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,191
5.000%, 02/15/19	1,000	1,199
5.000%, 02/15/25	2,525	2,916
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,219
Ohio State University (RB) Series A
5.000%, 12/01/15	1,025	1,186
5.000%, 12/01/17	1,000	1,220
Ohio State University (RB) Series D
5.000%, 12/01/25	2,020	2,590
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,315
5.000%, 12/01/20	2,015	2,544
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,390
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	2,064
5.000%, 06/01/20	3,055	3,796
Ohio State, Major New State Infrastructure Project (RB) Series 2008-1
5.750%, 06/15/18	500	630
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	35
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	464
Upper Arlington City School District (GO) (AGM)
5.000%, 12/01/15	2,000	2,280
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,520
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	862

See Notes to Schedules of Investments.
80

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Ohio — continued
5.750%, 12/01/16	$800	$963
5.750%, 12/01/17	400	493
		82,772

Guam — 2.8%
Guam Territory (RB) Series A
5.000%, 01/01/26	2,350	2,666

Puerto Rico — 7.2%
Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	100	115
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,500	1,642
Puerto Rico Electric Power Authority
(RB) Series VV
5.500%, 07/01/20	800	943
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE)
6.250%, 07/01/14	915	1,008
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	160	181
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	569
Puerto Rico Sales Tax Financing Corporation
(RB) Sub-Series A
5.000%, 08/01/24	2,000	2,261
		6,719
Total Municipal Bonds
(Cost $83,818)		92,157

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.9%
PNC Ohio Municipal Money Market Fund,
Class I†	811,029	811
Total Affiliated Money Market Fund
(Cost $811)		811

TOTAL INVESTMENTS — 99.2%
(Cost $84,629)*		92,968
Other Assets & Liabilities – 0.8%		727
TOTAL NET ASSETS — 100.0%		$93,695

*	Aggregate cost for Federal income tax purposes is (000) $84,630.

Gross unrealized appreciation (000)	$8,339
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$8,338

†	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
81

P N C O h i o I n t e r m e d i a t e Ta x E x e m p t B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$811	$ –	$–	$ 811
Municipal Bonds	–	92,157	–	92,157

Total Assets – Investments in Securities	$811	$92,157	$–	$92,968

See Notes to Schedules of Investments.
82

P N C P e n n s y l v a n i a I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL BONDS — 95.8%
Pennsylvania — 80.6%
Allegheny County Higher Education Building Authority, Duquesne University (RB)
5.000%, 03/01/16	$1,175	$1,329
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,569
Allegheny County Port Authority, Transportation (RB)
5.000%, 03/01/26	1,000	1,130
Bucks (GO)
5.125%, 05/01/22	1,255	1,511
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,067
Commonwealth of Pennsylvania (GO) (NATL-RE)
5.375%, 07/01/19	1,000	1,272
Dauphin (GO)
5.000%, 11/15/20	1,000	1,144
East Stroudsburg Area School District (GO) Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	595
Franklin County Industrial Development Authority, Chambersburg Hospital Project (RB)
5.000%, 07/01/14	1,000	1,081
Gettysburg Municipal Authority (RB) (NATL-RE) (ETM)
5.375%, 08/15/13	1,000	1,074
Hempfield Township Municipal Authority (RB) (AGM)
5.000%, 09/01/16	1,000	1,136
Montgomery County Higher Education & Health Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,091
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,148
Parkland School District (GO) (NATL-RE FGIC)
5.375%, 09/01/14	1,000	1,114
Pennsylvania Higher Educational Facilties Authority, University of Pennsylvania Health Systems (RB)
5.250%, 08/15/25	1,250	1,439
Pennsylvania Intergovernmental Cooperation Authority, City of Philadelphia Funding Program (STRB)
5.000%, 06/15/18	1,050	1,279
Pennsylvania Turnpike Commission (RB) Series A (AGM)
5.250%, 07/15/22	1,000	1,236
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/19	285	323
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,126
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,175

	Par (000)	Value (000)

University of Pittsburgh, Capital Project (RB) Series B
5.000%, 09/15/18	$1,000	$1,234

		24,073

Guam — 2.3%
Guam Territory (RB) Series A
5.000%, 01/01/25	610	696

Puerto Rico — 12.9%
Puerto Rico Electric Power Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,203
Puerto Rico Infrastructure Financing Authority (RB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,520
Puerto Rico Sales Tax Financing Corporation (RB) Sub-Series A
5.000%, 08/01/24	1,000	1,130

		3,853
Total Municipal Bonds
(Cost $26,477)		28,622

	Number of Shares

AFFILIATED MONEY MARKET FUND — 3.2%
PNC Pennsylvania Tax Exempt Money Market Fund, Class I†	957,263	957
Total Affiliated Money Market Fund
(Cost $957)		957

TOTAL INVESTMENTS — 99.0%
(Cost $27,434)*		29,579

Other Assets & Liabilities – 1.0%		307
TOTAL NET ASSETS — 100.0%		$29,886

*	Aggregate cost for Federal income tax purposes is (000) $27,436.

Gross unrealized appreciation (000)	$2,143
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,143

†	See Note 2 in Notes to Schedules of Investments

        Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
83

P N C P e n n s y l v a n i a I n t e r m e d i a t e M u n i c i p a l B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$957	$ –	$–	$ 957
Municipal Bonds	–	28,622	–	28,622

Total Assets – Investments in Securities	$957	$28,622	$–	$29,579

See Notes to Schedules of Investments.
84

P N C T a x E x e m p t L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T ME N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL BONDS — 97.8%
Alaska — 1.0%
North Slope (GO) Series A
5.000%, 06/30/13	$1,250	$1,327

Arizona — 5.9%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,986
Arizona School Facilities Board (RB) Series A
(AMBAC)
5.250%, 07/01/13	1,000	1,041
Arizona State (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,076
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,789

		7,892

California — 2.9%
California Statewide Communities Development
Authority, State of California Proposition 1A
Receivables Program (RB)
5.000%, 06/15/13	1,000	1,058
Los Angeles Unified School District (GO)
Series A (NATL-RE)
5.250%, 07/01/12	2,745	2,790

		3,848

Delaware — 0.9%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,249

District of Columbia — 2.3%
District of Columbia (RB) Series B
5.000%, 12/01/12	1,075	1,113
District of Columbia, Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,973

		3,086

Florida — 4.1%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,073
5.000%, 06/01/14	1,000	1,084
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,312

		5,469

Georgia — 0.8%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,000	1,116

Illinois — 3.9%
Illinois (RB)
5.375%, 06/15/13	1,000	1,004
5.000%, 06/15/13	1,750	1,852
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,201

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
4.000%, 12/15/18	$1,000	$1,158

		5,215

Indiana — 1.9%
Indiana Finance Authority (RB) Series A
5.250%, 02/01/17	2,100	2,545

Iowa — 1.8%
Iowa Finance Authority, Genesis
Health Systems (RB)
5.000%, 07/01/13	2,250	2,362

Kansas — 0.8%
Olathe City, Oalthe Medical Center (RB)
Series A (VRDN)
4.125%, 03/01/12	1,000	1,000

Maryland — 3.0%
Frederick, Urbana Community Development
Authority (STRB) Series A
3.000%, 07/01/12	750	756
3.000%, 07/01/13	580	596
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,609
University System of Maryland (RB) Series A
5.000%, 04/01/13	980	983

		3,944

Massachusetts — 4.2%
Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,328
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,790
Massachusetts Health & Educational Facilities
Authority, Simmons College, Prerefunded
10/01/13 @100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,392

		5,510

Michigan — 3.3%
Michigan (GO)
5.500%, 12/01/15	1,000	1,164
Michigan Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,177
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,247
Michigan Municipal Bond Authority, Drinking
Water Fund, Prerefunded 10/01/12 @100 (RB)
5.375%, 10/01/12	830	855

		4,443

Minnesota — 1.6%
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	2,110

See Notes to Schedules of Investments.
85

P N C Ta x E x e m p t L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
Missouri — 1.0%
Missouri Highway & Transportation Commission (RB)
5.000%, 05/01/16	$1,100	$1,298

Nevada — 3.6%
Clark County, Motor Vehicle Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,133
Henderson, Catholic Healthcare West (RB) Series B
5.000%, 07/01/13	1,500	1,575
5.000%, 07/01/15	500	556
Nevada, University System (GO) Series G (NATL-RE)
5.000%, 08/01/16	500	576

		4,840

New Mexico — 3.2%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,979
New Mexico Finance Authority (RB) Series A (NATL-RE)
5.250%, 06/15/16	2,080	2,307

		4,286

New York — 6.4%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,082
Long Island Power Authority, (RB) Series A
5.000%, 04/01/19	1,385	1,665
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,709
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/13	1,000	1,080
New York City Transitional Finance Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,425
New York State Environmental Facilities Corporation, New York City Municipal Water Project (RB) Series K
5.500%, 06/15/13	520	555

		8,516

North Carolina — 6.2%
Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Prerefunded 1/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,693
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,590
5.000%, 04/01/19	1,000	1,252
North Carolina (GO)
5.000%, 05/01/14	1,000	1,057
North Carolina (GO) Series B
5.000%, 04/01/13	1,500	1,577

	Par (000)	Value (000)

North Carolina Medical Care Commission, Caromont Health (RB) (AGM)
5.000%, 02/15/14	$1,000	$1,068

		8,237

Ohio — 3.3%
Cuyahoga County (RB) Series A
5.500%, 01/01/14	1,000	1,068
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series A
5.000%, 01/01/15	1,000	1,117
Ohio State Water Development Authority, Fresh Water Project (RB) Series A
5.000%, 06/01/12	1,145	1,158
Ohio State Water Development Authority, Water Quality (RB)
5.000%, 12/01/13	1,000	1,082

		4,425

Oregon — 1.1%
Linn & Benton Counties School District No. 8J Greater Albany (GO) (NATL-RE)
5.000%, 06/15/14	1,275	1,401

Pennsylvania — 9.2%
Commonwealth of Pennsylvania (GO) Fourth Series
5.000%, 07/01/14	1,800	1,994
Commonwealth of Pennsylvania (GO) Third Series A
5.000%, 07/15/18	1,695	2,092
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,193
Montgomery County Higher Education & Health Authority, Abington Memorial Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,109
Penn Hills School District (GO) (AGM)
3.750%, 10/01/15	1,100	1,121
Pennsylvania Higher Educational Facilties Authority, University of Pennsylvania Health Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,104
Philadelphia (RB) Series A (AMBAC)
5.000%, 08/01/13	670	712
Philadelphia Parking Authority, Airport Parking (RB)
5.000%, 09/01/12	1,000	1,019
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,878

		12,222

South Carolina — 1.2%
South Carolina State Public Service Authority (RB) Series A (AGM)
5.000%, 01/01/13	725	753
South Carolina State Public Service Authority (RB) Series A (ETM) (AGM)
5.000%, 01/01/13	735	764

		1,517

See Notes to Schedules of Investments.
86

	Par (000)	Value (000)

MUNICIPAL BONDS — continued
South Dakota — 0.8%
South Dakota Health & Educational Facilities
Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,110

Tennessee — 2.6%
Memphis (RB)
5.000%, 12/01/14	3,115	3,472

Texas — 10.7%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	3,059
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,969
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB)
5.000%, 06/01/14	2,500	2,739
Houston Health Facilities Development
Corporation, Buckingham Senior Living
Community, Inc. Project, Prerefunded 2/15/14
@ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,137
Texas (GO) Series A
5.000%, 10/01/17	500	614
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,659
Texas Transportation Commission (RB)
5.000%, 04/01/13	1,000	1,051

		14,228

Utah — 0.9%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,247

Virginia — 2.8%
Commonwealth of Virginia
(GO) Series A
5.000%, 06/01/13	2,000	2,118
Tobacco Settlement Financing Corporation,
Prerefunded 6/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,656

		3,774

Washington — 2.7%
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,125
5.000%, 01/01/18	2,000	2,428

		3,553

Puerto Rico — 3.7%
Commonwealth of Puerto Rico, Public
Improvement (GO) Series A (NATL-RE IBC)
5.500%, 07/01/19	1,255	1,429
Puerto Rico Electric Power
Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	1,000	1,148

	Par (000)	Value (000)
Puerto Rico Electric Power
Authority (RB) Series TT
5.000%, 07/01/17	$1,125	$1,281
Puerto Rico Highway & Transportation
Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,063

		4,921
Total Municipal Bonds (Cost $125,431)		130,163

	Number of shares

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Tax Exempt Money Market Fund, Class I†	1,737,714	1,738
Total Affiliated Money Market Fund (Cost $1,738)		1,738
TOTAL INVESTMENTS — 99.1% (Cost $127,169)*		131,901
Other Assets & Liabilities – 0.9%		1,154
TOTAL NET ASSETS — 100.0%		$133,055

*	Aggregate cost for Federal income tax purposes is (000) $127,169.

Gross unrealized appreciation (000)	$4,764
Gross unrealized depreciation (000)	(32)

Net unrealized appreciation (000)	$4,732

†	See Note 2 in Notes to Schedules of Investments

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
87

P N C T a x E x e m p t L i m i t e d M a t u r i t y B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$1,738	$ –	$–	$ 1,738
Municipal Bonds	–	130,163	–	130,163

Total Assets – Investments in Securities	$1,738	$130,163	$–	$131,901

See Notes to Schedules of Investments.
88

P N C G o v e r n m e n t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.1%
Federal Farm Credit Bank — 10.2%
Federal Farm Credit Bank (DN)
0.190%, 05/02/12	$25,000	$24,992
Federal Farm Credit Bank (FRN)
0.200%, 03/01/12	15,200	15,201
0.267%, 03/06/12	9,000	9,003
0.217%, 03/06/12	7,000	7,000
0.197%, 03/06/12	10,100	10,099
0.274%, 03/12/12	10,000	10,006
0.176%, 03/19/12	15,000	15,000
0.434%, 03/27/12	5,800	5,807
0.200%, 03/27/12	9,200	9,201
0.244%, 03/28/12	6,800	6,802

		113,111

Federal Home Loan Bank — 19.3%
Federal Home Loan Bank
2.250%, 04/13/12	10,000	10,024
1.125%, 05/18/12	10,000	10,021
3.625%, 06/08/12	4,000	4,037
1.375%, 06/08/12	10,000	10,034
0.250%, 07/20/12	9,500	9,504
0.250%, 07/30/12	5,000	5,003
0.220%, 08/22/12	30,000	30,018
0.220%, 09/12/12	5,800	5,800
0.180%, 11/14/12	9,300	9,300
Federal Home Loan Bank (DN)
0.080%, 03/28/12	21,700	21,699
0.110%, 05/11/12	18,500	18,496
0.150%, 05/16/12	10,000	9,997
0.080%, 05/21/12	8,550	8,549
0.610%, 06/01/12	5,015	5,014
0.110%, 06/01/12	2,066	2,066
0.231%, 08/03/12	11,000	10,989
Federal Home Loan Bank (FRN)
0.230%, 03/01/12	8,900	8,901
0.155%, 03/01/12	10,000	10,000
0.150%, 03/01/12	15,000	15,000
0.120%, 03/01/12	10,000	9,999

		214,451

Federal Home Loan Mortgage Corporation — 7.1%
Federal Home Loan Mortgage Corporation
2.125%, 03/23/12	12,000	12,014
1.125%, 07/27/12	10,000	10,040
1.000%, 08/28/12	4,000	4,017
Federal Home Loan Mortgage Corporation (DN)
0.090%, 04/02/12	10,100	10,099
0.065%, 05/29/12	10,700	10,698
0.060%, 06/05/12	6,500	6,499
0.110%, 06/06/12	6,684	6,682
0.115%, 06/11/12	11,040	11,036
0.060%, 06/18/12	2,775	2,775
0.060%, 06/25/12	5,000	4,999

		78,859

Federal National Mortgage Association — 15.5%
Federal National Mortgage Association
1.080%, 03/30/12	11,000	11,008
1.250%, 06/22/12	28,103	28,200
1.125%, 07/30/12	10,400	10,436
0.625%, 09/24/12	24,465	24,529

	Par (000)	Value (000)

Federal National Mortgage Association (DN)
0.070%, 03/05/12	$4,600	$4,600
0.291%, 03/23/12	18,500	18,497
0.075%, 05/02/12	8,120	8,119
0.070%, 05/30/12	18,872	18,869
0.060%, 06/04/12	10,000	9,998
0.110%, 06/06/12	4,000	3,999
0.075%, 06/13/12	4,400	4,399
Federal National Mortgage Association (FRN)
0.300%, 03/01/12	15,000	15,018
0.266%, 03/23/12	5,000	5,002
0.234%, 03/26/12	4,700	4,700
0.400%, 05/01/12	5,300	5,311

		172,685

Total U.S. Government Agency Obligations
(Cost $579,106)		579,106

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Bills† — 0.3%
0.105%, 06/07/12	3,000	2,999

		2,999

U.S. Treasury Notes — 3.3%
1.875%, 06/15/12	15,000	15,077
1.000%, 03/31/12	12,000	12,007
0.375%, 10/31/12	10,000	10,016

		37,100

Total U.S. Treasury Obligations
(Cost $40,099)		40,099

	Number of Shares

MONEY MARKET FUND — 0.1%
AIM Government & Agency Portfolio	980,842	981

Total Money Market Fund
(Cost $981)		981

AFFILIATED MONEY MARKET FUND — 1.3%
PNC Advantage Institutional Government Money
Market Fund, Institutional Class††	15,002,006	15,002

Total Affiliated Money Market Fund
(Cost $15,002)		15,002

Par (000)

REPURCHASE AGREEMENTS — 43.6%
Deutsche Bank Securities, Inc.
0.200% (dated 02/29/12, due 03/01/12,repurchase price $88,000,489, collateralized by Federal Home Loan Mortgage Corporation Bond, 4.000%, due 02/01/42, total value $89,790,001)	$88,000	88,000

See Notes to Schedules of Investments.
89

P N C G o v e r n m e n t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — continued
Goldman Sachs & Co.

0.180% (dated 02/29/12, due 03/01/12,repurchase price $81,000,405, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/38, total value $82,620,000)	$81,000	$81,000

0.190% (dated 02/29/12, due 03/01/12,repurchase price $25,000,132, collateralized by Bank of America Corporation Notes (TLGP) (FDIC), 0.556% to 2.375%, due 04/30/12 to 06/22/12, total value $25,500,000)	25,000	25,000

HSBC Securities USA

0.190% (dated 02/29/12, due 03/01/12,repurchase price $94,000,496, collateralized by Federal National Mortgage Association Bond, 6.500%, due 10/01/38, total value $95,882,516)	94,000	94,000

Merrill Lynch Pierce Fenner and Smith, Inc.

0.170% (dated 02/29/12, due 03/01/12,repurchase price $64,000,302, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 4.000% to 5.000%, due 07/01/31 to 04/01/40, total value $65,280,001)	64,000	64,000

RBS Securities, Inc.

0.150% (dated 02/29/12, due 03/01/12,repurchase price $50,000,208, collateralized by U.S. Treasury Note, 1.500%, due 07/31/16,total value $51,000,832)	50,000	50,000

UBS Securities LLC

0.200% (dated 02/29/12, due 03/01/12,repurchase price $82,794,460, collateralized by Federal Farm Credit Bank Note, Federal Home Loan Bank Bond, Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 0.050%to 15.500%, due 03/01/12 to 02/01/42, total value $84,449,880)	82,794	82,794

Total Repurchase Agreements
(Cost $484,794)		484,794

TOTAL INVESTMENTS — 100.7%
(Cost $1,119,982)*		1,119,982

Other Assets & Liabilities – (0.7)%		(8,302)

TOTAL NET ASSETS — 100.0%		$1,111,680

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 2 in Notes to Schedules of Investments.

Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
90

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$15,002	$ –	$–	$ 15,002
Money Market Fund	981	–	–	981
Repurchase Agreements	–	484,794	–	484,794
U.S. Government Agency Obligations	–	579,106	–	579,106
U.S. Treasury Obligations	–	40,099	–	40,099

Total Assets – Investments in Securities	$15,983	$1,103,999	$–	$1,119,982

See Notes to Schedules of Investments.	91

P N C M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

ASSET BACKED SECURITIES — 0.7%
Automotive — 0.7%
Ford Credit Auto Lease Trust,
Series 2011-B, Cl A1
0.480%, 11/15/12 144A	$3,433	$3,434
Ford Credit Auto Owner Trust,
Series 2012-A, Cl A1
0.449%, 02/15/13 144A	2,453	2,453
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A1
0.413%, 03/15/13	3,400	3,400
Hyundai Auto Lease Securitization Trust,
Series 2011-A, Cl A1
0.307%, 08/15/12 144A	1,559	1,559
Volkswagen Auto Loan Enhanced Trust,
Series 2012-1, Cl A1
0.439%, 01/22/13	2,994	2,994
Total Asset Backed Securities (Cost $13,840)		13,840

BANK NOTE — 0.8%
Banks — 0.8%
Goldman Sachs Promissory Note
0.840%, 05/01/12 (A)	15,000	15,000
Total Bank Note (Cost $15,000)		15,000

CERTIFICATES OF DEPOSIT — 7.3%
Banks — 1.0%
Branch Banking & Trust
0.200%, 03/19/12	18,200	18,200

Yankee — 6.3%
Australia & New Zealand Banking Group NY
0.300%, 07/13/12	18,000	18,000
Bank of Montreal CHI
0.110%, 04/12/12	10,000	10,000
0.440%, 05/22/12	16,000	16,000
Bank of Nova Scotia Houston
0.310%, 08/02/12	10,000	10,000
0.320%, 08/06/12	9,000	9,000
Canadian Imperial Bank of Commerce NY
0.731%, 05/04/12	3,500	3,501
Rabobank Nederland NV NY
0.500%, 05/29/12	16,000	16,002
Svenska Handelsbanken NY
0.746%, 03/29/12	4,425	4,426
0.310%, 04/18/12	9,000	9,000
0.285%, 04/30/12	6,000	6,000
0.270%, 05/02/12	14,500	14,500
Westpac Banking NY
0.380%, 05/15/12	5,200	5,202

		121,631
Total Certificates of Deposit (Cost $139,831)		139,831

ASSET BACKED COMMERCIAL PAPER — 10.8%
Financial Services — 10.8%
Alpine Securitization
0.180%, 03/08/12	10,000	10,000
0.170%, 03/20/12	16,000	15,999

	Par (000)	Value (000)

0.180%, 03/27/12	$12,000	$11,998
Chariot Funding LLC
0.130%, 03/22/12	20,000	19,999
0.130%, 03/26/12	8,500	8,499
Fairway Finance LLC
0.150%, 03/26/12	7,000	6,999
0.150%, 04/02/12	4,000	3,999
FCAR Owner Trust
0.170%, 03/14/12	16,000	15,999
0.220%, 04/09/12	16,000	15,996
Gemini Securitization LLC
0.230%, 03/23/12	12,000	11,998
Jupiter Securitization LLC
0.120%, 03/22/12	10,000	9,999
Liberty Street Funding LLC
0.130%, 03/27/12	9,000	8,999
Straight-A Funding LLC
0.160%, 03/19/12	30,435	30,433
0.190%, 04/24/12	7,500	7,498
Variable Funding Capital
0.180%, 03/12/12	16,000	15,999
0.130%, 03/30/12	13,000	12,999
Total Asset Backed Commercial Paper (Cost $207,413)		207,413

COMMERCIAL PAPER† — 38.4%
Banks — 23.4%
Australia & New Zealand Banking Group
0.450%, 04/05/12	9,000	8,996
0.180%, 05/16/12	12,000	11,995
Bank of Nova Scotia
0.170%, 04/09/12	10,000	9,998
Canadian Imperial Holding
0.170%, 04/05/12	21,700	21,696
0.370%, 05/03/12	15,000	14,990
Commonwealth Bank of Australia
0.180%, 05/31/12	18,550	18,542
0.398%, 06/22/12	18,500	18,500
Deutsche Bank Financial LLC
0.180%, 03/06/12	15,000	15,000
0.190%, 03/09/12	11,500	11,500
0.230%, 03/22/12	12,000	11,998
DnB NOR Bank ASA
0.200%, 03/05/12	12,000	12,000
0.320%, 04/16/12	7,000	6,996
0.320%, 04/16/12	12,000	11,995
0.280%, 04/25/12	7,000	6,997
HSBC USA
0.260%, 04/23/12	19,000	18,993
0.260%, 04/30/12	8,120	8,117
0.250%, 05/07/12	10,500	10,495
JPMorgan Chase
0.300%, 07/26/12	19,000	18,977
National Australia Funding Delaware
0.150%, 03/14/12	17,000	16,999
0.300%, 05/01/12	7,500	7,496
0.270%, 06/05/12	19,000	18,986
Nordea North America
0.420%, 04/05/12	8,000	7,997
0.300%, 04/17/12	15,000	14,994
0.340%, 05/07/12	10,000	9,994
0.330%, 05/17/12	4,000	3,997

See Notes to Schedules of Investments.
92

	Par (000)	Value (000)

COMMERCIAL PAPER† — continued
Banks — continued
Rabobank USA Financial
0.450%, 04/04/12	$7,000	$6,997
Standard Chartered Bank
0.360%, 03/13/12	18,000	17,998
0.360%, 03/19/12	21,000	20,996
Svenska Handelsbanken
0.300%, 05/23/12	4,000	3,997
Toronto Dominion Holdings USA
0.180%, 04/12/12	22,000	21,995
0.170%, 05/01/12	10,000	9,997
0.380%, 05/03/12	8,100	8,095
UOB Funding LLC
0.300%, 04/09/12	20,000	19,994
Westpac Banking
0.310%, 03/01/12	15,000	15,000
0.370%, 08/03/12	5,000	4,992

		448,309

Financial Services — 7.3%
American Honda Finance
0.150%, 04/18/12	6,500	6,499
General Electric Capital Services
0.160%, 03/06/12	10,000	10,000
0.290%, 03/14/12	18,000	17,998
0.170%, 05/10/12	10,000	9,997
PACCAR Financial
0.090%, 03/05/12	8,300	8,300
0.140%, 04/16/12	5,100	5,099
0.130%, 04/27/12	10,000	9,998
0.150%, 05/14/12	14,400	14,395
Toyota Motor Credit
0.150%, 04/16/12	2,000	2,000
0.150%, 04/16/12	11,480	11,478
0.160%, 04/30/12	10,000	9,997
0.190%, 05/29/12	14,500	14,493
UBS Finance Delaware LLC
0.110%, 03/02/12	3,000	3,000
0.100%, 03/23/12	16,000	15,999

		139,253

Food, Beverage & Tobacco — 1.9%
Coca-Cola
0.160%, 03/07/12	10,000	10,000
0.170%, 05/18/12	7,000	6,997
0.130%, 06/05/12	20,000	19,993

		36,990

Healthcare — 1.2%
Ascension Health Alliance
0.150%, 03/29/12	7,000	6,999
Catholic Health Initiatives
0.250%, 03/01/12	5,200	5,200
0.250%, 03/27/12	5,950	5,950
0.300%, 04/04/12	5,200	5,200

		23,349

Insurance — 2.5%
Metlife Funding
0.110%, 03/12/12	1,012	1,012

	Par (000)	Value (000)

Metlife Short Term Funding
0.270%, 03/06/12	$38,000	$37,999
New York Life Capital
0.160%, 03/16/12	9,000	8,999

		48,010

Sovereign Agency — 2.1%
Kreditansalt Fur Wiederaufbau (Germany)
0.230%, 03/20/12	25,500	25,497
0.220%, 04/05/12	13,500	13,497

		38,994
Total Commercial Paper (Cost $734,905)		734,905

CORPORATE BOND — 0.3%
Banks — 0.3%
Wells Fargo
5.250%, 10/23/12	6,500	6,684
Total Corporate Bond (Cost $6,684)		6,684

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN) 0.601%, 06/15/12 (A)	19,000	19,000
Total Funding Agreement (Cost $19,000)		19,000

MUNICIPAL SECURITIES — 14.3%
Connecticut — 1.7%
Connecticut Health & Educational Facility Authority, Yale University (RB)
Series U (VRDN)
0.100%, 03/07/12	32,540	32,540

Massachusetts — 0.5%
Massachusetts Health & Educational Facilities Authority, Harvard University (RB) Series Y (VRDN)
0.100%, 03/07/12	9,030	9,030

Mississippi — 1.4%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series C (VRDN)
0.090%, 03/07/12	9,000	9,000
0.080%, 03/01/12	9,180	9,180
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB) Series E (VRDN)
0.130%, 03/01/12	9,600	9,600

		27,780

North Carolina — 0.9%
University of North Carolina at Chapel Hill (RB)
Series C (VRDN)
0.090%, 03/07/12	17,495	17,495

Ohio — 3.6%
Ohio State Common Schools (GO)
Series A (VRDN)
0.110%, 03/07/12	23,680	23,680

See Notes to Schedules of Investments.
93

P N C M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Common Schools (GO)
Series B (VRDN)
0.110%, 03/07/12	$5,360	$5,360
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB)
Series B-4 (VRDN)
0.090%, 03/01/12	12,900	12,900
Ohio State University General Receipts (RB)
Series B (VRDN)
0.120%, 03/07/12	19,380	19,380
0.110%, 03/07/12	8,000	8,000

		69,320

Texas — 4.5%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.130%, 03/01/12	5,700	5,700
Houston Higher Education Finance, Rice
University Project (RB) Series B (VRDN)
0.090%, 03/07/12	4,500	4,500
0.070%, 03/01/12	4,700	4,700
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.120%, 03/01/12	30,300	30,300
Red River Education Financing Corporation,
Texas Christian University
Project (RB) (VRDN)
0.140%, 03/07/12	16,000	16,000
0.110%, 03/07/12	9,600	9,600
University of Texas System (RB) Series B (VRDN)
0.090%, 03/07/12	15,000	15,000

		85,800

Virginia — 1.3%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.080%, 03/07/12	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.110%, 03/07/12	13,400	13,400

		24,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc.
Project (RB) (VRDN)
0.080%, 03/01/12	7,500	7,500
Total Municipal Securities (Cost $273,665)		273,665

	Par (000)	Value (000)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.7%

Federal Home Loan Bank — 0.7%
Federal Home Loan Bank
0.250%, 08/08/12	$14,200	$14,208
Total U.S. Government Agency Obligation (Cost $14,208)		14,208

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Notes — 5.7%
1.375%, 09/15/12	15,000	15,102
1.375%, 10/15/12	15,000	15,118
1.000%, 03/31/12	18,000	18,011
0.750%, 05/31/12	15,000	15,024
0.625%, 12/31/12	15,000	15,058
0.500%, 11/30/12	15,000	15,040
0.375%, 10/31/12	15,000	15,024

		108,377
Total U.S. Treasury Obligations (Cost $108,377)		108,377

REPURCHASE AGREEMENTS — 20.4%
Deutsche Bank Securities, Inc. 0.200% (dated 02/29/12, due 03/01/12, repurchase price $70,000,390, collateralized by Federal Home Loan Mortgage Corporation Bonds, 4.000% to 5.000%, due 03/01/38 to 01/01/42, total value $71,400,000)	70,000	70,000
Goldman Sachs & Co. 0.180% (dated 02/29/12, due 03/01/12, repurchase price $68,000,340, collateralized by Federal National Mortgage Association Bond, 4.000%, due 02/01/42, total value $69,360,001)	68,000	68,000
0.190% (dated 02/29/12, due 03/01/12, repurchase price $18,000,095, collateralized by Bank of America Corporation Notes (TLGP) (FDIC), 0.949% to 3.125%, due 06/15/12 to 06/22/12, total value $18,360,000)	18,000	18,000
HSBC Securities USA 0.190% (dated 02/29/12, due 03/01/12, repurchase price $76,000,401, collateralized by Federal National Mortgage Association Bond, 6.500%, due 10/01/38, total value $77,523,040)	76,000	76,000
Merrill Lynch Pierce Fenner and Smith, Inc. 0.170% (dated 02/29/12, due 03/01/12, repurchase price $49,000,231, collateralized by Federal National Mortgage Association Bond, 5.500%, due 09/01/36, total value $49,980,000)	49,000	49,000

See Notes to Schedules of Investments.
94

	Par (000)	Value (000)

REPURCHASE AGREEMENTS — continued

RBS Securities, Inc.
0.150% (dated 02/29/12, due 03/01/12, repurchase price $36,000,150, collateralized by U.S. Treasury Note, 1.500%, due 07/31/16, total value $36,720,497)	$36,000	$36,000

UBS Securities LLC
0.200% (dated 02/29/12, due 03/01/12, repurchase price $73,595,409, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.459% to 8.250%, due 06/01/12 to 03/01/42, total value $75,066,900)	73,595	73,595
Total Repurchase Agreements (Cost $390,595)		390,595
TOTAL INVESTMENTS — 100.4% (Cost $1,923,518)*		1,923,518
Other Assets & Liabilities – (0.4)%		(7,612)
TOTAL NET ASSETS — 100.0%		$1,915,906

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $34,000 (000) and represents 1.8% of net assets as of February 29, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $7,446 (000) and represents 0.4% of net assets as of February 29, 2012.

Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Asset Backed Commercial Paper	$–	$207,414	–	$207,414
Asset Backed Securities	–	13,840	–	13,840
Bank Note	–	15,000	–	15,000
Certificates of Deposit	–	139,831	–	139,831
Commerical Paper	–	734,905	–	734,905
Corporate Bond	–	6,684	–	6,684
Funding Agreement	–	19,000	–	19,000
Municipal Securities	–	273,665	–	273,665
Repurchase Agreements	–	390,595	–	390,595
U.S. Government Agency Obligations	–	14,208	–	14,208
U.S. Treasury Obligations	–	108,376	–	108,376

Total Assets – Investments in Securities	$–	$1,923,518	$–	$1,923,518

See Notes to Schedules of Investments.
96

P N C O h i o M u n i c i p a l M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 99.2%
Ohio — 98.7%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.140%, 03/01/12	$11,300	$11,300
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.100%, 03/01/12	11,600	11,600
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) (VRDN)
0.130%, 03/01/12	17,000	17,000
Avon Local School District (BAN) (GO) (DD)
1.000%, 12/13/12	1,670	1,676
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (SBPA - JP Morgan Chase Bank) (VRDN)
0.160%, 03/07/12	6,300	6,300
Columbus (GO) Series 1 (SBPA - JP Morgan Chase Bank) (VRDN)
0.130%, 03/07/12	400	400
Columbus (TAN) (GO) Series 1
2.000%, 11/29/12	5,000	5,066
Columbus City School District (BAN) (GO)
1.000%, 11/30/12	1,325	1,331
Cuyahoga Falls (BAN) (GO)
1.000%, 12/06/12	2,000	2,007
Fairfield Township (BAN) (GO)
1.625%, 06/07/12	2,000	2,005
Franklin County Hospital Facilities, Ohio Health Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.120%, 03/07/12	8,000	8,000
Franklin County Hospital Improvement, Nationwide Hospital Project (RB) Series B (VRDN)
0.130%, 03/07/12	8,300	8,300
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.120%, 03/07/12	8,200	8,200
Lake County (BAN) (GO)
1.000%, 08/02/12	2,850	2,853
Logan County (BAN) (GO)
1.500%, 11/08/12	3,400	3,412
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.120%, 03/07/12	12,800	12,800
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JP Morgan) (VRDN)
0.100%, 03/01/12	3,000	3,000
Ohio State (GO) Series B (VRDN)
0.100%, 03/07/12	1,050	1,050
0.110%, 03/07/12	5,200	5,200
Ohio State (GO) Series C (VRDN)
0.110%, 03/07/12	1,975	1,975

	Par (000)	Value (000)

Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Landesbank Hessen - Thuringen) (VRDN)
0.170%, 03/01/12	$8,185	$8,185
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - U.S. Bank) (VRDN)
0.100%, 03/01/12	3,500	3,500
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.090%, 03/01/12	7,500	7,500
Ohio State Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JP Morgan Chase Bank) (VRDN)
0.170%, 03/07/12	4,945	4,945
Ohio State Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.120%, 03/07/12	3,800	3,800
Ohio State Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.130%, 03/07/12	5,120	5,120
Ohio State Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.130%, 03/07/12	4,800	4,800
Ohio State University (RB) (VRDN)
0.120%, 03/07/12	5,800	5,800
Ohio State University (RB) Series E (VRDN)
0.100%, 03/07/12	5,000	5,000
Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Well Fargo Bank) (VRDN)
0.150%, 03/01/12	8,000	8,000
Ohio State Water Development Authority, Water Quality (RB) Series 2003
5.000%, 06/01/12	2,670	2,702
Stow (BAN) (GO)
1.500%, 05/05/12	2,000	2,003

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2 (LOC - Barclays Bank PLC) (AGM) (VRDN)
0.140%, 03/07/12	1,000	1,000
Total Municipal Securities
(Cost $175,830)		175,830

See Notes to Schedules of Investments.
97

P N C O h i o M u n i c i p a l M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 0.7%
BlackRock Ohio Municipal Money Market Portfolio†##	1,201,333	$1,201
Total Affiliated Money Market Fund (Cost $1,201)		1,201
TOTAL INVESTMENTS — 99.9% (Cost $177,031)*		177,031
Other Assets & Liabilities – 0.1%		133

TOTAL NET ASSETS — 100.0%		$177,164

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments
##	All or a portion of the security was held as collateral for when-issued securities or delayed-delivery transactions.

Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$1,201	$–	$–	$1,201
Municipal Securities	–	175,830	–	175,830

Total Assets – Investments in Securities	$1,201	$175,830	$–	$177,031

98	See Notes to Schedules of Investments.

P N C P e n n s y l v a n i a T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 103.9%
Pennsylvania — 103.9%
Bucks County Industrial Development Authority,
Grand View Hospital (RB) Series A
(LOC - TD Bank) (VRDN)
0.120%, 03/07/12	$1,000	$1,000
Central York School District (GO) (DD)
1.250%, 06/01/12	3,325	3,333
Delaware County Industrial Development
Authority, Resource Recovery Facilities (RB)
Series G (VRDN)
0.110%, 03/07/12	2,500	2,500
Delaware County Industrial Development
Authority, United Parcel Service
Project (RB) (VRDN)
0.130%, 03/01/12	3,600	3,600
Emmaus General Authority (RB) Sub-Series B-24
(LOC - U.S. Bank) (VRDN)
0.140%, 03/07/12	1,000	1,000
Erie Water Authority (RB) Series B
(LOC - Federal Home Loan Bank) (AGM)
(VRDN)
2.500%, 06/01/12	1,100	1,106
Geisinger Authority, Geisinger Health System
(RB) Series B (SBPA - U.S. Bank) (VRDN)
0.090%, 03/01/12	1,200	1,200
Geisinger Authority, Geisinger Health System
(RB) (SBPA - Bank of America) (VRDN)
0.120%, 03/01/12	2,700	2,700
Haverford Township School District (GO)
(LOC - TD Bank) (VRDN)
0.170%, 03/07/12	1,170	1,170
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D (LOC - JP
Morgan Chase) (VRDN)
0.150%, 03/01/12	7,270	7,270
Lancaster County Hospital Authority, The
Lancaster General Hospital Project (RB)
(LOC - Bank of America) (VRDN)
0.210%, 03/01/12	6,300	6,300
Lower Merion Township School District, Capital
Project (GO) Series B
(LOC - U.S. Bank) (VRDN)
0.160%, 03/07/12	6,330	6,330
Northampton County General Purpose Authority,
Lafayette College (RB) Series A
(SBPA - TD Bank) (VRDN)
0.150%, 03/07/12	3,000	3,000
Northampton County General Purpose Authority,
Lehigh University (RB) (SBPA - TD Bank)
(VRDN)
0.130%, 03/07/12	1,000	1,000
Northampton County Higher Education
Authority, Lehigh University (RB) Series A
(SBPA - Wells Fargo) (VRDN)
0.130%, 03/07/12	2,100	2,100
Pennsylvania Higher Educational Facilties
Authority, Drexel University (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.150%, 03/07/12	1,910	1,910

	Par (000)	Value (000)

Pennsylvania Intergovernmental Cooperation
Authority, Philadelphia Funding Program
(STRB) Series 2009
5.000%, 06/15/12	$1,000	$1,014
Philadelphia (GO) Series B (LOC - Royal Bank of
Canada) (VRDN)
0.140%, 03/07/12	2,000	2,000
Philadelphia Gas Works (RB) Series B
(LOC - Wells Fargo Bank) (VRDN)
0.110%, 03/07/12	2,000	2,000
Philadelphia Hospitals & Higher Education
Facilities Authority, Children’s Hospital of
Philadelphia Project (RB) Series A
(SPBA - Bank of America) (VRDN)
0.100%, 03/01/12	5,600	5,600
Philadelphia School District (GO) Series F
(LOC - Barclays Bank PLC) (VRDN)
0.150%, 03/07/12	5,500	5,500
Philadelphia School District (GO) Series G
(LOC - Wells Fargo Bank) (VRDN)
0.130%, 03/07/12	1,800	1,800
Phoenixville Borough (GO)
2.000%, 11/15/12	1,220	1,235
Pittsburgh Water & Sewer Authority (RB)
Sub-Series C-1C (LOC - Washington Federal
Savings Bank & Federal Home Loan Bank)
(AGM) (VRDN)
0.450%, 09/01/12	3,500	3,500
St. Mary Hospital Authority, Catholic Health
Initiatives (RB) Series C (VRDN)
0.120%, 03/07/12	3,600	3,600
Temple University of the Commonwealth System of Higher Education, University Funding
Obligations (RN)
1.500%, 04/04/12	3,000	3,003
Tredyffrin Township (GO)
1.000%, 11/15/12	985	989
University of Pittsburgh (RN)
2.000%, 06/18/12	2,000	2,010
Washington County Authority, University of
Pennsylvania Project (RB) (VRDN)
0.130%, 03/07/12	3,510	3,510
York County (GO)
1.000%, 04/30/12	2,000	2,002
Total Municipal Securities (Cost $83,282)		83,282

See Notes to Schedules of Investments.
99

P N C P e n n s y l v a n i a T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Number of Shares	Value (000)

AFFILIATED MONEY MARKET FUND — 0.2%
BlackRock Pennsylvania Municipal Money
Market Portfolio†	164,089	$164
Total Affiliated Money Market Fund (Cost $164)		164
TOTAL INVESTMENTS — 104.1% (Cost $83,446)*		83,446
Other Assets & Liabilities – (4.1)%		(3,292)
TOTAL NET ASSETS — 100.0%		$80,154

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments

  Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)

Affiliated Money Market Fund	$164	$ –	$–	$ 164
Municipal Securities	–	83,282	–	83,282

Total Assets – Investments in Securities	$164	$83,282	$–	$83,446

See Notes to Schedules of Investments.
100

P N C T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — 100.7%
Colorado — 1.2%
Colorado Housing & Finance Authority (RB) Series I-B3 (LOC - Federal Home Loan Mortgage Corporation and Federal National Mortgage Association) (VRDN)
0.130%, 03/07/12	$8,050	$8,050

Connecticut — 0.4%
Connecticut (GO) Series A (SBPA - Landesbank Hessen-Thuringen) (VRDN)
0.170%, 03/07/12	2,500	2,500

District of Columbia — 2.0%
District of Columbia, Georgetown University (RB) Series C (LOC -TD Bank) (VRDN)
0.120%, 03/07/12	13,500	13,500

Indiana — 0.4%
Indiana Finance Authority, State Revolving Fund Program (RB) Series A
4.000%, 02/01/13	2,500	2,587

Iowa — 1.5%
Iowa City (RB) (SBPA - U.S. Bank) (VRDN)
0.180%, 03/01/12	9,065	9,065
Iowa Higher Education Loan Authority, Morningside College (RAN) (LOC - U.S. Bank)
2.000%, 05/18/12	1,100	1,103

		10,168

Kentucky — 2.7%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.150%, 03/01/12	4,450	4,450
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.150%, 03/01/12	6,495	6,495
Kentucky Economic Development Finance Authority, Baptist Healthcare System (RB) Series B-2 (LOC - JPMorgan Chase Bank) (VRDN)
0.100%, 03/01/12	6,890	6,890

		17,835

Louisiana — 2.3%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.110%, 03/07/12	10,000	10,000
Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System Project (RB) Series D (LOC - U.S. Bank) (VRDN)
0.100%, 03/01/12	5,300	5,300

		15,300

	Par (000)	Value (000)

Maryland — 1.6%
Baltimore Industrial Development Authority, Baltimore Capital Aquisition (RB) (LOC - Bayerische Landesbank) (VRDN)
0.240%, 03/07/12	$10,900	$10,900

Massachusetts — 7.8%
Massachusetts Health & Educational Facilities Authority, Children’s Hospital Project (RB) Series N-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.140%, 03/01/12	17,195	17,195
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series F-4 (SBPA - Bank of America) (VRDN)
0.150%, 03/07/12	26,800	26,800
Massachusetts Water Resources Authority (RB) Sub-Series C (LOC - Landesbank Hessen-Thuringen) (VRDN)
0.140%, 03/01/12	4,340	4,340
Massachusetts Water Resources Authority (RB) Sub-Series D (LOC - Landesbank Baden-Wurttemberg) (VRDN)
0.200%, 03/01/12	4,050	4,050

		52,385

Michigan — 3.9%
Michigan Finance Authority (RB) Series C-3 (LOC - Scotiabank)
2.000%, 08/20/12	6,000	6,048
Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group (RB) (VRDN)
0.450%, 03/01/12	5,000	5,000
University of Michigan Hospital (RB)
Series B (VRDN)
0.130%, 03/07/12	15,000	15,000

		26,048

Minnesota — 1.3%
Minneapolis, University Gateway Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.150%, 03/07/12	8,720	8,720

Missouri — 1.9%
Missouri Development Finance Board, The Nelson Gallery Foundation (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.100%, 03/01/12	5,000	5,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.110%, 03/07/12	7,875	7,875

		12,875

Nevada — 3.6%
Reno, ReTRAC-Reno Transportation Rail Access Corridor Project (RB)
(LOC - Bank of New York Mellon) (VRDN)
0.100%, 03/01/12	24,300	24,300

See Notes to Schedules of Investments.
101

P N C T a x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9, 2 0 1 2 (U n a u d i t e d)

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.150%, 03/07/12	$3,870	$3,870

New York — 6.3%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.110%, 03/07/12	16,200	16,200
New York (GO) Sub-Series D-3 (LOC - Bank of New York Mellon) (VRDN)
0.100%, 03/01/12	6,000	6,000
New York (GO) Sub-Series L-4 (LOC - U.S. Bank) (VRDN)
0.080%, 03/01/12	5,500	5,500
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution (RB) Series CC-1 (SBPA - Bank of Nova Scotia) (VRDN)
0.130%, 03/01/12	6,000	6,000
New York City Transitional Finance Authority, New York City Recovery (RB) Series 3 (SBPA - Landesbank Baden-Wurtemburg) (VRDN)
0.120%, 03/01/12	8,700	8,700

		42,400

North Carolina — 4.9%
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.150%, 03/07/12	13,715	13,715
North Carolina State University at Raleigh (RB) Series B (SBPA - Bayerische Landesbank) (VRDN)
0.120%, 03/07/12	16,300	16,300
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.090%, 03/07/12	2,635	2,635

		32,650

Ohio — 17.1%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase) (VRDN)
0.100%, 03/01/12	4,000	4,000
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series C (LOC - Bank of Nova Scotia) (VRDN)
0.130%, 03/01/12	8,200	8,200
Cuyahoga County, Cleveland Clinic (RB) Sub-Series B-3 (SBPA - U.S. Bank) (VRDN)
0.100%, 03/01/12	3,000	3,000
Franklin County Hospital Facilities, Ohio Health Corporation (RB) Series A
(SBPA - Barclays Bank PLC) (VRDN)
0.120%, 03/07/12	4,500	4,500

	Par (000)	Value (000)

Franklin County Hospital Facilities, Ohio Health Corporation (RB) Series B
(SBPA - Barclays Bank PLC) (VRDN)
0.120%, 03/07/12	$10,000	$10,000
Franklin County Hospital Improvement, Nationwide Hospital Project (RB) Series B (VRDN)
0.130%, 03/07/12	16,700	16,700
Franklin County, Holy Cross Health Systems (RB) (VRDN)
0.120%, 03/07/12	8,200	8,200
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.120%, 03/07/12	3,400	3,400
Ohio State (GO) Series A (VRDN)
0.100%, 03/07/12	12,500	12,500
Ohio State (GO) Series B (VRDN)
0.110%, 03/07/12	7,700	7,700
Ohio State Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Landesbank Hessen - Thuringen) (VRDN)
0.170%, 03/01/12	26,755	26,755
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - U.S. Bank) (VRDN)
0.160%, 03/01/12	3,350	3,350
Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.090%, 03/01/12	6,000	6,000

		114,305

Oklahoma — 1.9%
Oklahoma Turnpike Authority (RB) Series F (SBPA - JPMorgan Chase Bank ) (VRDN)
0.100%, 03/01/12	12,950	12,950

Pennsylvania — 11.4%
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series G (VRDN)
0.110%, 03/07/12	15,050	15,050
Erie Water Authority (RB) Series B (LOC - Federal Home Loan Bank) (AGM) (VRDN)
2.500%, 06/01/12	1,000	1,005
Geisinger Authority, Geisinger Health System (RB) (SBPA - Bank of America) (VRDN)
0.120%, 03/01/12	1,000	1,000
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.160%, 03/07/12	9,770	9,770
Northampton County Higher Education Authority, Lehigh University (RB) Series A (SBPA - Wells Fargo) (VRDN)
0.130%, 03/07/12	1,900	1,900

See Notes to Schedules of Investments.
102

	Par (000)	Value (000)

MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Philadelphia (GO) Series B (LOC - Royal Bank of Canada) (VRDN)
0.140%, 03/07/12	$3,000	$3,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - Bank of America) (VRDN)
0.100%, 03/01/12	10,735	10,735
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Bank of America) (VRDN)
0.100%, 03/01/12	6,000	6,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.100%, 03/01/12	7,000	7,000
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank and Federal Home Loan Bank) (AGM) (VRDN)
0.450%, 09/01/12	1,500	1,500
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.120%, 03/07/12	8,300	8,300
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.130%, 03/07/12	10,865	10,865

		76,125

Tennessee — 1.5%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.120%, 03/07/12	9,840	9,840

Texas — 16.8%
Garland IAM Commercial Paper Notes (GO)
0.150%, 06/04/12	10,000	10,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.090%, 03/01/12	10,000	10,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.090%, 03/01/12	12,000	12,000
Harris County Health Facilities Development, Texas Children’s Health (RB) Series 2 (SBPA - Bank of Nova Scotia) (VRDN)
0.130%, 03/01/12	25,665	25,665
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.110%, 03/07/12	5,000	5,000
0.140%, 03/07/12	22,000	22,000

	Par (000)	Value (000)

Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.130%, 03/07/12	$8,000	$8,000
Texas (TRAN) Series A
2.500%, 08/30/12	10,000	10,112
University of Texas, Financing System (RB) Series B (VRDN)
0.090%, 03/07/12	10,000	10,000

		112,777

Utah — 1.5%
Utah County, IHC Health Services (RB) Series C (SPBA - U.S. Bank) (VRDN)
0.130%, 03/07/12	10,000	10,000

Virginia — 6.9%
Fairfax County Industrial Development Authority, Fairfax Hospital (RB) Series D (VRDN)
0.130%, 03/07/12	4,700	4,700
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series A-2 (SBPA - JPMorgan Chase Bank) (VRDN)
0.100%, 03/01/12	17,295	17,295
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.100%, 03/01/12	3,565	3,565
Loudoun County Industrial Development Authority, Howard Hughes Medical (RB) Series A (VRDN)
0.080%, 03/07/12	5,000	5,000
Loudoun County Industrial Development Authority, Howard Hughes Medical (RB) Series B (VRDN)
0.100%, 03/07/12	9,000	9,000
Virginia College Building Authority, 21st Century College and Equipment Programs (RB) Series B (SBPA - Wachovia Bank) (VRDN)
0.150%, 03/01/12	6,300	6,300

		45,860

Wyoming — 1.2%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN)
0.080%, 03/01/12	8,000	8,000
Total Municipal Securities (Cost $673,945)		673,945

	Number of Shares

AFFILIATED MONEY MARKET FUND — 0.0%
BlackRock Liquidity Funds MuniFund Portfolio†	276,879	277
Total Affiliated Money Market Fund (Cost $277)		277

See Notes to Schedules of Investments.
103

P N C Ta x E x e m p t M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 (U n a u d i t e d)

Value 000

TOTAL INVESTMENTS — 100.7% (Cost $674,222)*	$674,222

Other Assets & Liabilities – (0.7)%	(4,789)

TOTAL NET ASSETS — 100.0%	$669,433

*	Also cost for Federal income tax purposes.
†	See Note 2 in Notes to Schedules of Investments

  Please see Investment Abbreviations and Definitions on Page 107.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedule of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$277	$ –	$–	$ 277
Municipal Securities	–	673,945	–	673,945

Total Assets – Investments in Securities	$277	$673,945	$–	$674,222

See Notes to Schedules of Investments.
104

P N C T r e a s u r y M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 109.8%
U.S. Treasury Bills† — 79.5%
0.010%, 03/01/12	$30,000	$30,000
0.050%, 03/01/12	20,000	20,000
0.235%, 03/08/12	35,000	35,000
0.028%, 03/15/12	8,000	8,000
0.043%, 03/15/12	15,000	15,000
0.050%, 03/15/12	5,000	5,000
0.015%, 03/22/12	5,000	5,000
0.030%, 03/22/12	8,500	8,500
0.032%, 03/22/12	5,000	5,000
0.050%, 03/22/12	5,000	5,000
0.075%, 03/29/12	28,000	27,998
0.040%, 04/05/12	15,000	14,999
0.205%, 04/05/12	5,500	5,499
0.205%, 04/05/12	10,000	10,000
0.228%, 04/05/12	5,800	5,799
0.018%, 04/12/12	11,000	10,999
0.088%, 04/19/12	6,000	5,999
0.105%, 04/19/12	23,500	23,497
0.066%, 04/26/12	15,000	14,998
0.065%, 05/03/12	10,000	9,999
0.077%, 05/03/12	10,000	9,999
0.160%, 05/03/12	3,000	2,999
0.160%, 05/03/12	10,000	9,999
0.165%, 05/03/12	500	500
0.044%, 05/17/12	7,500	7,498
0.080%, 06/14/12	10,000	9,998
0.103%, 07/19/12	20,000	19,992
0.118%, 07/19/12	8,000	7,996
0.102%, 07/26/12	7,000	6,997
0.116%, 07/26/12	2,000	1,999

		344,264

U.S. Treasury Notes — 30.3%
1.375%, 03/15/12	25,000	25,013
1.000%, 03/31/12	20,000	20,015
4.500%, 03/31/12	7,000	7,026
1.375%, 04/15/12	10,000	10,017
1.000%, 04/30/12	14,000	14,022
1.375%, 05/15/12	15,000	15,041
1.875%, 06/15/12	40,000	40,212

		131,346
Total U.S. Treasury Obligations (Cost $475,610)		475,610

	Number of Shares	Value (000)

MONEY MARKET FUND — 0.7%
Federated U.S. Treasury Cash Reserve Money Market Fund	2,740,176	$2,740
Total Money Market Fund (Cost $2,740)		2,740

AFFILIATED MONEY MARKET FUND — 0.1%
BlackRock Treasury Trust Fund††	500,000	500
Total Affiliated Money Market Fund (Cost $500)		500

TOTAL INVESTMENTS — 110.6% (Cost $478,850)*		478,850
Other Assets & Liabilities — (10.6)%		(45,768)
TOTAL NET ASSETS — 100.0%		$433,082

*   Also cost for Federal income tax purposes.

†   The rate shown is the effective yield at purchase date.

†† See Note 2 in Notes to Schedules of Investments.

    Please see Investment Abbreviations and Definitions on Page 107.

See Notes to Schedules of Investments.
105

P N C T r e a s u r y M o n e y M a r k e t F u n d
S C H E D U L E O F I N V E S T M E N T S
F e b r u a r y 2 9 , 2 0 1 2 ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the fund’s net assets as of February 29, 2012 is as follows. (See Note 1 in Notes to Schedules of Investments.)

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value at February 29, 2012 (000)
Affiliated Money Market Fund	$ 500	$ –	$–	$ 500
Money Market Fund	2,740	–	–	2,740
U.S. Treasury Obligations	–	475,610	–	475,610

Total Assets – Investments in Securities	$3,240	$475,610	$–	$478,850

See Notes to Schedules of Investments.
106

P N C F u n d s
I N V E S T M E N T A B B R E V I AT I O N S A N D D E F I N I T I O N S
February 29, 2012 (Unaudited)

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

CVO — Contingent Value Obligation

DD — Delayed Delivery Security

DN — Discount Note

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN — Floating Rate Note: the rate shown is the rate in effect on February 29, 2012,

and the date shown is the final maturity date, not the next reset or put date.

The rate floats based on a predetermined index.

FSA — Financial Security Assurance

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RAN — Revenue Anticipation Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TLGP — Temporary Liquidity Guarantee Program

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on February 29, 2012,

and the date shown is the next reset or put date.

VRDO — Variable Rate Demand Obligation: the rate shown is the rate in effect on February 29, 2012,

and the date shown is the next reset or put date.

See Notes to Schedules of Investments.	107

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2012 (Unaudited)

Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. As of February 29, 2012, the Trust offered for sale shares of 30 Funds.

The Trust currently offers four asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

Investment securities that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time). Securities quoted on the NASDAQ® National Market system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities for which there were no transactions, and for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. Fixed income securities, for which quoted bid prices are readily available and are representative of the bid side of the market, are valued at the quoted bid price. The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices, should such prices be determined to more accurately represent the value of fixed income securities. However, certain fixed income prices furnished by pricing services may be based on methods, which include consideration of yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading characteristics and other market data or factors; indications as to values from dealers or other financial institutions that trade the securities; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems, which incorporate dealer-supplied valuations, to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Futures contracts are valued at the daily quoted settlement prices.

108

Foreign securities are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those Funds each business day.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing net asset value.

Futures contracts which are valued at their daily closing price.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs.

Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlation in relation to the intraday trading in the U.S. markets for investments such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

109

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 29 , 2012 (Unaudited)

Fixed Income Securities – Pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; repurchase agreements; or, the use of multiple broker quoted prices or indications of value.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair valuation of investments.

Equity Securities – The significant use of unobservable inputs or inputs rendered stale due to infrequency.

Fixed Income Securities – single broker quotes in the form of an indication of value; or, pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The Funds did not have any significant transfers between Level 1 and Level 2 during the period ended February 29, 2012.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of February 29, 2012 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis for purposes of preparing the Schedules of Investments.

Foreign Currency Translation

The books and records of the Balanced Allocation and International Equity Funds are maintained in U.S. dollars. The foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Loan Agreements

Certain Funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of February 29, 2012, there were no unfunded loan commitments in the Funds.

Repurchase Agreements

Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at

110

an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

When-Issued and Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Certain Funds may purchase or sell securities on a when-issued basis. These transactions (principally, TBA’s or To Be Announced) are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Derivative Financial Instruments

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at February 29, 2012 is included in the respective Fund’s Schedule of Investments.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region.

Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of February 29, 2012 are included in the respective Fund’s Schedule of Investments.

During the period ended ended February 29, 2012, the futures transactions executed by the Equity Funds were as follows:

	Notional Cost of Contracts May 31, 2011 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts February 29, 2012 (000)
Balanced Allocation Fund	$360	$856	$(1,030)	$186
International Equity Fund	10,180	25,240	(30,033)	5,387
Large Cap Growth Fund	1,341	14,170	(14,150)	1,361
S&P 500 Index Fund	731	8,744	(8,646)	829
Small Cap Fund	1,752	6,524	(7,546)	730

111

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS February 29, 2012 (Unaudited)

Foreign Equity Certificates

The Balanced Allocation and International Equity Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes. When doing so, the Funds purchase the certificates from an issuer, who in turn holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor.

2. Affiliated Holdings

The common stock of The PNC Financial Services Group, Inc. (“PNC Group”), the indirect parent company of PNC Capital Advisors, LLC, the investment adviser (the “Adviser”) to the Trust and the common stock of BlackRock, Inc., an affiliate of the Adviser to the Trust, are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stock of the PNC Group and BlackRock, Inc. in approximately the same proportion as the percentages those common stocks represent in the S&P 500® Index.

Affiliated Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the Money Market Funds offered by the Trust, PNC Advantage Funds and/or the BlackRock Funds. The Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the period ended February 29, 2012 are shown in the table below.

	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	Institutional Money Market Trust* (000)
Balanced Allocation Fund	$256	$–	$(258)
International Equity Fund	14,246	–	(43,267)
Large Cap Core Equity Fund	225	–	–
Large Cap Growth Fund	834	–	–
Large Cap Value Fund	(1,449)	–	–
Mid Cap Value Fund	(770)	–	–
Multi-Factor Small Cap Core Fund	556	(298)	–
Multi-Factor Small Cap Growth Fund	808	(621)	–
Multi-Factor Small Cap Value Fund	2,461	(1,373)	–
S&P 500 Index Fund	518	(73)	–
Small Cap Fund	10,592	(11,449)	–

*	Advised by BlackRock, Inc.

112

	PNC Advantage Institutional Money Market Fund (000)	PNC Government Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)
Bond Fund	$5,609	$–	$–	$–	$–
Government Mortgage Fund	3,121	–	–	–	–
High Yield Bond Fund	(252)	–	–	–	–
Intermediate Bond Fund	7,353	–	–	–	–
Limited Maturity Bond Fund	1,516	–	–	–	–
Total Return Advantage Fund	(5,198)	(325)	–	–	–
Ultra Short Bond Fund	1,668	–	–	–	–
Intermediate Tax Exempt Bond Fund	–	–	–	–	6,667
Ohio Intermediate Tax Exempt Bond Fund	–	–	(437)	–	–
Pennsylvania Intermediate Municipal Bond Fund	–	–	–	483	–
Tax-Exempt Limited Maturity Bond Fund	–	–	–	–	(931)

	PNC Advantage Institutional Money Market Fund (000)	BlackRock Liquidity Funds MuniFund (000)	BlackRock Ohio Municipal Money Market Fund (000)	BlackRock Pennsylvania Municipal Money Market Portfolio (000)
Money Market Fund	$(50,537)	$–	$–	$–
Ohio Municipal Money Market Fund	–	–	(82)	–
Pennsylvania Tax Exempt Money Market Fund	–	–	–	(435)
Tax Exempt Money Market Fund	–	(239)	–	–

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

3. Market and Credit Risk

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation, Bond, Government Mortgage, High Yield Bond, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

The MarylandTax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio IntermediateTax Exempt Bond, Pennsylvania Intermediate Municipal Bond, Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond and Tax Exempt Money Market Funds follow an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

113

PNC Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 29, 2012 (Unaudited)

Each Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities. Each of the Money Market Funds may invest up to 5% of net assets in illiquid securities. Such securities may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

4. Subsequent Events

Subsequent events have been evaluated through the date that the Schedules of Investments were available to be issued. All subsequent events determined to be relevant and material to the Schedules of Investments have been appropriately recorded.

114

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	4/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President (principal executive officer)

Date	4/24/12

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer (principal financial officer)

Date	4/24/12

* Print the name and title of each signing officer under his or her signature.